UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2668
                                                      --------

                        Oppenheimer AMT - Free Municipals
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2007
                                                ----------



ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--122.0%
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA--0.2%
$     30,000  AL 21st Century Authority Tobacco Settlement                            5.500%         12/01/2021     $      30,674
----------------------------------------------------------------------------------------------------------------------------------
      15,000  AL HFA (Pelican)                                                        6.550          03/20/2030            15,088
----------------------------------------------------------------------------------------------------------------------------------
   1,460,000  AL Space Science Exhibit Finance Authority                              6.000          10/01/2025         1,439,137
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Bessemer, AL Water, Series A                                            5.750          07/01/2026            25,286
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Birmingham, AL Baptist Medical Centers (Baptist
              Health System)                                                          5.625          11/15/2015            36,738
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Birmingham, AL Baptist Medical Centers (Baptist
              Health System)                                                          5.875          11/15/2024            15,663
----------------------------------------------------------------------------------------------------------------------------------
     160,000  Birmingham, AL Private Educational Building
              Authority (Birmingham-Southern College)                                 6.125          12/01/2025           160,726
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Birmingham, AL Special Care Facilities (Children's
              Hospital of Alabama)                                                    5.500          06/01/2022            15,317
----------------------------------------------------------------------------------------------------------------------------------
      90,000  Birmingham, AL Special Care Facilities Financing
              Authority (Daughters of Charity)                                        5.000          11/01/2025            90,087
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Camden, AL Industrial Devel. Board (Weyerhaeuser
              Company), Series A 1                                                    6.125          12/01/2024         1,068,700
----------------------------------------------------------------------------------------------------------------------------------
     245,000  Cooperative District, AL Fort Deposit                                   6.000          02/01/2036           239,274
----------------------------------------------------------------------------------------------------------------------------------
      50,000  DCH Health Care Authority, AL (Health Care
              Facilities)                                                             5.000          06/01/2021            50,705
----------------------------------------------------------------------------------------------------------------------------------
     185,000  Fayette, AL Waterworks                                                  5.250          10/01/2016           187,111
----------------------------------------------------------------------------------------------------------------------------------
     435,000  Greater Montgomery, AL Educational Building
              Authority (Huntingdon College)                                          5.100          05/01/2016           430,541
----------------------------------------------------------------------------------------------------------------------------------
     125,000  Jefferson County, AL Sewer                                              5.375          02/01/2027           125,138
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Lauderdale County & Florence, AL Health Care
              Authority (Coffee Health Group)                                         5.250          07/01/2024            15,459
----------------------------------------------------------------------------------------------------------------------------------
   1,020,000  McIntosh, AL Industrial Devel. Board (CIBA Specialty
              Chemicals) 1                                                            5.375          06/01/2028         1,030,741
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Montgomery, AL Special Care Facilities Financing
              Authority (Baptist Medical Center)                                      5.375          09/01/2019            15,775
                                                                                                                    --------------
                                                                                                                        4,992,160

ALASKA--1.6%
      10,000  AK HFC                                                                  5.200          06/01/2021            10,233
----------------------------------------------------------------------------------------------------------------------------------
      10,000  AK HFC (Veterans Mtg.)                                                  6.150          06/01/2039            10,231
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  AK HFC, Series A 2                                                      5.000          12/01/2033         8,074,240
----------------------------------------------------------------------------------------------------------------------------------
      60,000  AK HFC, Series A                                                        6.000          06/01/2049            61,690
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  AK HFC, Series C 2                                                      5.250          06/01/2032        10,171,150
----------------------------------------------------------------------------------------------------------------------------------
     750,000  AK Industrial Devel. & Export Authority (Anchorage
              Sportsplex/Grace Community Church Obligated
              Group)                                                                  6.150          08/01/2031           737,055
----------------------------------------------------------------------------------------------------------------------------------
     600,000  AK Industrial Devel. & Export Authority Community
              Provider (Boys & Girls Home)                                            5.875          12/01/2027           596,814
----------------------------------------------------------------------------------------------------------------------------------
     500,000  AK Industrial Devel. & Export Authority Community
              Provider (Boys & Girls Home)                                            6.000          12/01/2036           500,720
----------------------------------------------------------------------------------------------------------------------------------
  16,000,000  AK Northern Tobacco Securitization Corp. (TASC)                         5.000          06/01/2046        13,615,520
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Aleutians East Borough, AK (Aleutian Pribilof
              Islands)                                                                5.500          06/01/2025         1,018,780
----------------------------------------------------------------------------------------------------------------------------------


                       1 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
ALASKA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  2,675,000  Aleutians East Borough, AK (Aleutian Pribilof
              Islands)                                                                5.500%         06/01/2036     $   2,684,844
                                                                                                                    --------------
                                                                                                                       37,481,277

ARIZONA--5.0%
      30,000  Apache County, AZ IDA (Tucson Electric Power
              Company)                                                                5.875          03/01/2033            30,004
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Buckeye, AZ Watson Road Community Facilities
              District                                                                5.750          07/01/2022         1,002,280
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Buckeye, AZ Watson Road Community Facilities
              District                                                                6.000          07/01/2030         2,009,860
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Centerra, AZ Community Facilities District                              5.150          07/15/2031           179,440
----------------------------------------------------------------------------------------------------------------------------------
     673,950  Central AZ Irrigation and Drain District, Series A                      6.000          06/01/2013           674,482
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Estrella, AZ Mountain Ranch Community Facilities
              District                                                                5.625          07/15/2025           195,166
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Estrella, AZ Mountain Ranch Community Facilities
              District                                                                5.800          07/15/2030            99,056
----------------------------------------------------------------------------------------------------------------------------------
     527,000  Festival Ranch, AZ Community Facilities District                        5.750          07/01/2032           527,148
----------------------------------------------------------------------------------------------------------------------------------
     595,000  Festival Ranch, AZ Community Facilities District                        5.800          07/15/2032           597,350
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Gladden Farms, AZ Community Facilities District                         5.500          07/15/2031           235,325
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Glendale, AZ IDA (Midwestern University)                                5.375          05/15/2028            10,172
----------------------------------------------------------------------------------------------------------------------------------
     800,000  Litchfield Park, AZ Community Facility District                         6.375          07/15/2026           818,784
----------------------------------------------------------------------------------------------------------------------------------
   1,855,000  Maricopa County, AZ IDA (Christian Care
              Apartments)                                                             6.500          01/01/2036         1,923,097
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Maricopa County, AZ IDA (Christian Care Mesa II)                        6.625          01/01/2034         2,016,340
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Maricopa County, AZ IDA (Immanuel Campus Care)                          8.500          04/20/2041           490,370
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Maricopa County, AZ IDA (Sun King Apartments)                           6.750          11/01/2018         1,537,875
----------------------------------------------------------------------------------------------------------------------------------
     785,000  Maricopa County, AZ IDA (Sun King Apartments)                           6.750          05/01/2031           796,665
----------------------------------------------------------------------------------------------------------------------------------
      55,000  Maricopa County, AZ Pollution Control Corp.
              (Public Service Company of New Mexico)                                  6.300          12/01/2026            55,606
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Maricopa County, AZ School District No. 24 (Gila
              Bend)                                                                   5.500          07/01/2022         1,127,676
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Marley Park, AZ Community Facilities District                           5.300          07/15/2031           198,834
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Merrill Ranch, AZ Community Facilities District No.
              1 Special Assessment Lien                                               5.300          07/01/2030           459,505
----------------------------------------------------------------------------------------------------------------------------------
     275,000  Mesa, AZ IDA (Mesa Student Hsg.)                                        6.000          07/01/2032           284,048
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Mesa, AZ IDA Student Hsg. (Arizona State University
              East)                                                                   6.000          07/01/2026           207,418
----------------------------------------------------------------------------------------------------------------------------------
     375,000  Palm Valley, AZ Community Facility District No. 3                       5.300          07/15/2031           377,753
----------------------------------------------------------------------------------------------------------------------------------
     980,000  Palm Valley, AZ Community Facility District No. 3                       5.800          07/15/2032           961,615
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Peoria, AZ IDA (Sierra Winds)                                           6.375          08/15/2029         3,069,000
----------------------------------------------------------------------------------------------------------------------------------
   5,535,000  Phoenix, AZ IDA (Christian Care) 1                                      5.500          07/01/2035         5,453,303
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Phoenix, AZ IDA (Espiritu Community Devel. Corp.)                       6.250          07/01/2036           507,005
----------------------------------------------------------------------------------------------------------------------------------
     775,000  Phoenix, AZ IDA (Summit Apartments)                                     6.550          07/20/2037           829,707
----------------------------------------------------------------------------------------------------------------------------------
   1,735,000  Pima County, AZ IDA (Arizona Charter School)                            6.100          07/01/2024         1,794,649
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Pima County, AZ IDA (Arizona Charter School)                            6.300          07/01/2031           517,850
----------------------------------------------------------------------------------------------------------------------------------
   1,400,000  Pima County, AZ IDA (Arizona Charter School)                            6.500          07/01/2023         1,467,060
----------------------------------------------------------------------------------------------------------------------------------
   1,315,000  Pima County, AZ IDA (Arizona Charter School)                            6.750          07/01/2031         1,380,895
----------------------------------------------------------------------------------------------------------------------------------
   2,150,000  Pima County, AZ IDA (Christian Senior Living)                           5.050          01/01/2037         1,996,834
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Pima County, AZ IDA (Facility Choice Education &
              Devel. Corp.)                                                           6.250          06/01/2026           509,435
----------------------------------------------------------------------------------------------------------------------------------


                       2 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    750,000  Pima County, AZ IDA (Facility Choice Education &
              Devel. Corp.)                                                           6.375%         06/01/2036     $     764,580
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Pima County, AZ IDA (Noah Webster Basic School)                         6.125          12/15/2034         1,136,388
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Pima County, AZ IDA (P.L.C. Charter Schools)                            6.750          04/01/2036           519,280
----------------------------------------------------------------------------------------------------------------------------------
     120,000  Pima County, AZ IDA (Paradise Education Center)                         5.875          06/01/2033           114,210
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Pima County, AZ IDA (Paradise Education Center)                         6.000          06/01/2036           240,903
----------------------------------------------------------------------------------------------------------------------------------
   2,845,000  Pima County, AZ IDA (Phoenix Advantage Charter
              School)                                                                 5.600          07/01/2023         2,910,663
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Pima County, AZ IDA (Sonoran Science Academy)                           5.670          12/01/2027           476,880
----------------------------------------------------------------------------------------------------------------------------------
     650,000  Pima County, AZ IDA (Sonoran Science Academy)                           5.750          12/01/2037           612,404
----------------------------------------------------------------------------------------------------------------------------------
     900,000  Pinal County, AZ IDA (Florence West Prison)                             5.250          10/01/2021           917,802
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Pinal County, AZ IDA (Florence West Prison)                             5.250          10/01/2022         1,017,400
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Quail Creek, AZ Community Facilities District                           5.550          07/15/2030           475,275
----------------------------------------------------------------------------------------------------------------------------------
  30,000,000  Salt Verde, AZ Financial Corp. 2,3                                      5.000          12/01/2037        28,761,300
----------------------------------------------------------------------------------------------------------------------------------
  29,030,000  Salt Verde, AZ Financial Corp. 2,3                                      5.500          12/01/2037        28,952,463
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  San Luis, AZ Facility Devel. Corp. (Regional
              Detention Center)                                                       7.000          05/01/2020           991,310
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Show Low Bluff, AZ Community Facilities District
              Special Assessment                                                      5.200          07/01/2017            98,450
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Somerton, AZ IDA (Bienestar)                                            5.750          07/01/2017         3,989,360
----------------------------------------------------------------------------------------------------------------------------------
   1,655,000  Tartesso West, AZ Community Facilities District                         5.900          07/15/2032         1,645,252
----------------------------------------------------------------------------------------------------------------------------------
      55,000  University AZ Medical Center Corp. (University
              Medical Center)                                                         5.000          07/01/2021            55,043
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Verrado, AZ Community Facilities District No. 1                         5.350          07/15/2031         2,803,200
----------------------------------------------------------------------------------------------------------------------------------
   4,775,000  Verrado, AZ Community Facilities District No. 1                         6.500          07/15/2027         4,959,506
----------------------------------------------------------------------------------------------------------------------------------
   1,375,000  Vistancia, AZ Community Facilities District                             5.500          07/15/2020         1,425,078
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  Vistancia, AZ Community Facilities District                             5.750          07/15/2024         1,251,804
----------------------------------------------------------------------------------------------------------------------------------
   1,775,000  Vistancia, AZ Community Facilities District                             6.750          07/15/2022         1,907,877
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Westpark, AZ Community Facilities District                              5.250          07/15/2031           460,845
                                                                                                                    --------------
                                                                                                                      120,828,880

ARKANSAS--0.2%
   2,550,000  Cave Springs, AR Municipal Property (Creeks Special
              Sewer District)                                                         6.250          02/01/2038         2,457,614
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Hot Springs, AR New Public Hsg. Authority                               5.125          02/01/2011            51,977
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Independence County, AR Hydroelectric Power                             5.300          05/01/2033            99,377
----------------------------------------------------------------------------------------------------------------------------------
     295,000  Pine Bluff, AR IDA (Colt Industries)                                    6.500          02/15/2009           295,522
----------------------------------------------------------------------------------------------------------------------------------
     700,000  Pope County, AR Pollution Control (Arkansas Power &
              Light Company)                                                          6.300          11/01/2020           700,763
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Sebastian County, AR Health Facilities Board (Sparks
              Regional Medical Center)                                                5.625          11/01/2031           730,268
----------------------------------------------------------------------------------------------------------------------------------
      15,000  University of AR (Phillips College)                                     5.000          09/01/2017            15,010
                                                                                                                    --------------
                                                                                                                        4,350,531

CALIFORNIA--10.1%
   3,255,000  Apple Valley, CA Redevel. Agency Tax Allocation 1                       5.000          06/01/2035         3,211,676
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Azusa, CA Redevel. Agency Tax Allocation                                5.300          08/01/2036           945,700
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Azusa, CA Special Tax Community Facilities District
              No. 05-1                                                                5.000          09/01/2027           465,720
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Azusa, CA Special Tax Community Facilities District
              No. 05-1                                                                5.000          09/01/2027           186,288
----------------------------------------------------------------------------------------------------------------------------------


                       3 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  4,010,000  Azusa, CA Special Tax Community Facilities District
              No. 05-1                                                                5.000%         09/01/2037     $   3,617,261
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Azusa, CA Special Tax Community Facilities District
              No. 05-1                                                                5.000          09/01/2037           451,030
----------------------------------------------------------------------------------------------------------------------------------
   2,220,000  Beaumont, CA Financing Authority, Series B 1                            5.875          09/01/2023         2,291,440
----------------------------------------------------------------------------------------------------------------------------------
     665,000  Brentwood, CA Infrastructure Financing Authority                        5.000          09/02/2026           625,878
----------------------------------------------------------------------------------------------------------------------------------
   1,125,000  Brentwood, CA Infrastructure Financing Authority                        5.000          09/02/2034         1,022,344
----------------------------------------------------------------------------------------------------------------------------------
  16,500,000  CA County Tobacco Securitization Agency                                 5.714 4        06/01/2046         1,295,250
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  CA County Tobacco Securitization Agency                                 6.500 4        06/01/2046           549,500
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  CA County Tobacco Securitization Agency                                 6.650 4        06/01/2046           437,160
----------------------------------------------------------------------------------------------------------------------------------
 129,820,000  CA County Tobacco Securitization Agency                                 6.700 4        06/01/2050         6,015,859
----------------------------------------------------------------------------------------------------------------------------------
  38,650,000  CA County Tobacco Securitization Agency                                 7.550 4        06/01/2055         1,002,195
----------------------------------------------------------------------------------------------------------------------------------
   4,060,000  CA County Tobacco Securitization Agency (TASC)                          5.125          06/01/2038         3,640,237
----------------------------------------------------------------------------------------------------------------------------------
  93,000,000  CA County Tobacco Securitization Agency (TASC)                          6.650 4        06/01/2046         5,751,120
----------------------------------------------------------------------------------------------------------------------------------
  20,000,000  CA Golden State Tobacco Securitization Corp.
              (TASC) 2                                                                5.000          06/01/2045        20,068,000
----------------------------------------------------------------------------------------------------------------------------------
  50,000,000  CA Golden State Tobacco Securitization Corp.
              (TASC)                                                                  0.000 5        06/01/2037        32,175,500
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA Golden State Tobacco Securitization Corp.
              (TASC)                                                                  5.000          06/01/2033         4,454,600
----------------------------------------------------------------------------------------------------------------------------------
 110,000,000  CA Golden State Tobacco Securitization Corp.
              (TASC)                                                                  6.000 4        06/01/2047         7,488,800
----------------------------------------------------------------------------------------------------------------------------------
 414,000,000  CA Golden State Tobacco Securitization Corp.
              (TASC)                                                                  6.500 4        06/01/2047        30,424,860
----------------------------------------------------------------------------------------------------------------------------------
     590,000  CA Independent Cities Lease Finance Authority
              (Morgan Hill-Hacienda Valley)                                           5.950          11/15/2039           597,517
----------------------------------------------------------------------------------------------------------------------------------
   1,125,000  CA Municipal Finance Authority (Cancer Center of
              Santa Barbara)                                                          5.000          06/01/2026         1,137,476
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  CA Statewide CDA (East Campus Apartments)                               5.625          08/01/2034         6,079,140
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Chino, CA Community Facilities District Special Tax
              No. 2                                                                   5.000          09/01/2026           187,122
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Chino, CA Community Facilities District Special Tax
              No. 2                                                                   5.000          09/01/2036           448,430
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Corona-Norco, CA Unified School District
              Community Facilities District No. 04-1                                  5.200          09/01/2036         1,863,100
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Corona-Norco, CA Unified School District Public
              Financing Authority Special Tax 1                                       5.000          09/01/2036         1,806,720
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Davis, CA Special Tax Community Facilities District
              No. 2007-2                                                              5.200          09/01/2027           955,260
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Davis, CA Special Tax Community Facilities District
              No. 2007-2                                                              5.250          09/01/2037         1,875,540
----------------------------------------------------------------------------------------------------------------------------------
   5,060,000  East Palo Alto, CA Public Finance Authority
              (University Circle Gateway) 1                                           5.000          10/01/2029         5,039,760
----------------------------------------------------------------------------------------------------------------------------------
     970,000  Elk Grove, CA Special Tax Community Facilities
              District No. 2005-1X                                                    5.250          09/01/2037           916,272
----------------------------------------------------------------------------------------------------------------------------------
     420,000  Hemet, CA Unified School District                                       5.050          09/01/2026           395,392
----------------------------------------------------------------------------------------------------------------------------------
  60,000,000  Inland, CA Empire Tobacco Securitization Authority
              (TASC)                                                                  6.625 4        06/01/2036         9,109,200
----------------------------------------------------------------------------------------------------------------------------------
 120,000,000  Inland, CA Empire Tobacco Securitization Authority
              (TASC)                                                                  6.750 4        06/01/2047         8,704,800
----------------------------------------------------------------------------------------------------------------------------------


                       4 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$360,655,000  Inland, CA Empire Tobacco Securitization Authority
              (TASC)                                                                  7.000% 4       06/01/2057     $  12,002,598
----------------------------------------------------------------------------------------------------------------------------------
 345,750,000  Inland, CA Empire Tobacco Securitization Authority
              (TASC)                                                                  8.001 4        06/01/2057         7,188,143
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Jurupa, CA Community Services District Special Tax                      5.000          09/01/2036           909,930
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  Jurupa, CA Community Services District Special Tax
              Community Facilities District No. 17                                    5.125          09/01/2025         1,151,160
----------------------------------------------------------------------------------------------------------------------------------
   1,685,000  Jurupa, CA Community Services District Special Tax
              Community Facilities District No. 17                                    5.200          09/01/2036         1,580,985
----------------------------------------------------------------------------------------------------------------------------------
   1,270,000  Lake Elsinore, CA Special Tax                                           5.150          09/01/2025         1,257,491
----------------------------------------------------------------------------------------------------------------------------------
   1,195,000  Lake Elsinore, CA Special Tax                                           5.250          09/01/2030         1,176,944
----------------------------------------------------------------------------------------------------------------------------------
   2,450,000  Lake Elsinore, CA Special Tax                                           5.250          09/01/2035         2,388,603
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Lammersville, CA School District Community
              Facilities District No. 2002 (Mountain House)                           5.125          09/01/2035         1,405,005
----------------------------------------------------------------------------------------------------------------------------------
   4,175,000  Los Angeles, CA Regional Airports Improvement
              Corp. (Delta Airlines) 1                                                6.350          11/01/2025         4,120,433
----------------------------------------------------------------------------------------------------------------------------------
     610,000  Menifee, CA Union School District Special Tax                           5.000          09/01/2026           577,542
----------------------------------------------------------------------------------------------------------------------------------
     365,000  Menifee, CA Union School District Special Tax
              Community Facilities District No. 2006-3                                5.000          09/01/2037           331,679
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Modesto, CA Special Tax Community Facilities
              District No. 4 1                                                        5.150          09/01/2036         2,311,275
----------------------------------------------------------------------------------------------------------------------------------
     660,000  Moreno Valley, CA Unified School District
              Community Facilities District Special Tax No. 2004-3                    5.000          09/01/2027           611,021
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Moreno Valley, CA Unified School District
              Community Facilities District Special Tax No. 2004-3                    5.000          09/01/2037         1,119,350
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  North Natomas, CA Community Facilities District
              Special Tax No. 4                                                       5.000          09/01/2026         1,047,684
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Palmdale, CA Improvement Bond Act 1915                                  5.000          09/02/2036           451,680
----------------------------------------------------------------------------------------------------------------------------------
     580,000  Perris, CA Community Facilities District Special
              Tax No. 2001                                                            5.000          09/01/2026           549,138
----------------------------------------------------------------------------------------------------------------------------------
   1,605,000  Perris, CA Community Facilities District Special
              Tax No. 2001                                                            5.000          09/01/2037         1,458,480
----------------------------------------------------------------------------------------------------------------------------------
     660,000  Perris, CA Community Facilities District Special
              Tax No. 2005-1                                                          5.000          09/01/2037           595,360
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Redding, CA Electric System COP Linked SAVRS &
              RIBS 1                                                                  6.368 6        07/01/2022         3,550,200
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  San Bernardino County, CA Redevel. Agency Tax
              Allocation (San Sevaine Redevel.)                                       5.000          09/01/2025         1,758,890
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  Santa Rosa, CA Rancheria Tachi Yokut Tribe
              Enterprise                                                              6.625          03/01/2018         7,542,710
----------------------------------------------------------------------------------------------------------------------------------
  13,675,000  Southern CA Tobacco Securitization Authority                            6.400 4        06/01/2046           996,361
----------------------------------------------------------------------------------------------------------------------------------
  47,250,000  Southern CA Tobacco Securitization Authority                            7.100 4        06/01/2046         2,921,940
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Southern CA Tobacco Securitization Authority
              (TASC)                                                                  5.000          06/01/2037         4,421,150
----------------------------------------------------------------------------------------------------------------------------------
   1,450,000  Stockton, CA Public Financing Authority, Series A                       5.000          09/01/2023         1,461,238
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Stockton, CA Public Financing Authority, Series A                       5.000          09/01/2024         1,257,900
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Stockton, CA Public Financing Authority, Series A 1                     5.250          09/01/2031         3,027,210
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Stockton, CA Public Financing Authority, Series A                       5.250          09/01/2034         3,014,520
----------------------------------------------------------------------------------------------------------------------------------
     935,000  Temecula Valley, CA Unified School District
              Community Facilities District No. 2004                                  5.000          09/01/2037           868,709
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Temecula, CA Public Financing Authority
              Community Facilities District (Roripaugh)                               5.450          09/01/2026         1,802,660
----------------------------------------------------------------------------------------------------------------------------------


                       5 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Temecula, CA Public Financing Authority
              Community Facilities District (Roripaugh)                               5.500%         09/01/2036     $     876,820
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Victor Valley, CA Union High School District                            5.050          09/01/2025            96,183
----------------------------------------------------------------------------------------------------------------------------------
   1,160,000  Victor Valley, CA Union High School District                            5.100          09/01/2035         1,067,130
----------------------------------------------------------------------------------------------------------------------------------
   2,025,000  Westside, CA Unified School District Community
              Facilities District Special Tax No. 2005-2                              5.000          09/01/2036         1,829,304
                                                                                                                    --------------
                                                                                                                      243,963,573

COLORADO--4.9%
     500,000  Andonea, CO Metropolitan District No. 2                                 6.125          12/01/2025           488,760
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Andonea, CO Metropolitan District No. 3                                 6.250          12/01/2035           976,040
----------------------------------------------------------------------------------------------------------------------------------
   1,125,000  Antelope Heights, CO Metropolitan District                              5.000          12/01/2037         1,107,743
----------------------------------------------------------------------------------------------------------------------------------
   2,800,000  Arista, CO Metropolitan District                                        6.750          12/01/2035         2,837,128
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Beacon Point, CO Metropolitan District                                  6.125          12/01/2025           460,030
----------------------------------------------------------------------------------------------------------------------------------
     125,000  Bent County, CO School District No. RE-2 (McClave)
              COP                                                                     5.000          12/01/2026           125,401
----------------------------------------------------------------------------------------------------------------------------------
     600,000  Black Hawk, CO Excise Tax Revenue                                       5.000          12/01/2021           593,106
----------------------------------------------------------------------------------------------------------------------------------
   3,500,000  Bromley Park, CO Metropolitan District No. 2                            5.125          12/01/2037         3,470,670
----------------------------------------------------------------------------------------------------------------------------------
   4,660,000  Broomfield, CO Village Metropolitan District No. 2                      6.250          12/01/2032         4,485,856
----------------------------------------------------------------------------------------------------------------------------------
     985,000  Central Marksheffel, CO Metropolitan District                           7.250          12/01/2029         1,027,178
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  CO Conservatory Metropolitan District Arapahoe
              County Limited Tax                                                      5.125          12/01/2037         1,968,260
----------------------------------------------------------------------------------------------------------------------------------
     500,000  CO Educational & Cultural Facilities Authority
              (Banning Lewis Ranch Academy)                                           6.125          12/15/2035           503,775
----------------------------------------------------------------------------------------------------------------------------------
     500,000  CO Educational & Cultural Facilities Authority
              (Carbon Valley Academy Charter School)                                  5.625          12/01/2036           478,290
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  CO Educational & Cultural Facilities Authority (Inn
              at Auraria)                                                             6.000          07/01/2042         4,981,400
----------------------------------------------------------------------------------------------------------------------------------
      10,000  CO Educational & Cultural Facilities Authority
              (University of Northern Colorado)                                       5.000          07/01/2031            10,230
----------------------------------------------------------------------------------------------------------------------------------
   3,935,000  CO Health Facilities Authority (Catholic Health
              Initiatives)                                                            5.500          03/01/2022         4,241,300
----------------------------------------------------------------------------------------------------------------------------------
      10,000  CO Health Facilities Authority (Denver Options)                         5.375          02/01/2022            10,135
----------------------------------------------------------------------------------------------------------------------------------
      30,000  CO Health Facilities Authority (Denver Options)                         5.625          02/01/2032            30,335
----------------------------------------------------------------------------------------------------------------------------------
      30,000  CO Health Facilities Authority (Northern Colorado
              Medical Center)                                                         6.000          05/15/2020            31,188
----------------------------------------------------------------------------------------------------------------------------------
   1,825,000  CO International Center Metropolitan District No. 3                     6.500          12/01/2035         1,793,665
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Colorado Springs, CO Utilities                                          5.250          11/15/2022           100,059
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Colorado Springs, CO Utilities                                          5.375          11/15/2026            45,029
----------------------------------------------------------------------------------------------------------------------------------
   7,200,000  Compark Business Campus, CO Metropolian District                        5.600          12/01/2034         7,511,904
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Copperleaf, CO Metropolitan District No. 2                              5.850          12/01/2026           472,805
----------------------------------------------------------------------------------------------------------------------------------
     625,000  Copperleaf, CO Metropolitan District No. 2                              5.950          12/01/2036           584,544
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Crystal Crossing, CO Metropolitan District                              6.000          12/01/2036           444,100
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Deer Creek, CO Metropolitan District                                    5.000          12/01/2026            10,325
----------------------------------------------------------------------------------------------------------------------------------
      85,000  Denver, CO City & County Airport                                        5.125          11/15/2015            85,944
----------------------------------------------------------------------------------------------------------------------------------
     335,000  Denver, CO City & County Airport                                        5.250          11/15/2023           338,544
----------------------------------------------------------------------------------------------------------------------------------
      85,000  Denver, CO City & County Airport                                        5.500          11/15/2025            85,907
----------------------------------------------------------------------------------------------------------------------------------
     335,000  Denver, CO Urban Renewal Authority                                      9.125          09/01/2017           339,077
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Elbert and Highway 86, CO Metropolitan District                         5.750          12/01/2036           454,570
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Elkhorn Ranch, CO Metropolitan District                                 6.375          12/01/2035           992,180
----------------------------------------------------------------------------------------------------------------------------------
     175,000  Fairplay, CO Sanitation District                                        5.250          12/15/2031           169,297
----------------------------------------------------------------------------------------------------------------------------------


                       6 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    500,000  Fallbrook, CO Metropolitan District                                     5.625%         12/01/2026     $     454,295
----------------------------------------------------------------------------------------------------------------------------------
   2,460,000  Goodman, CO Metropolitan District                                      12.000          06/01/2019         3,662,300
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Heritage Todd Creek, CO Metropolitan District                           5.500          12/01/2037           419,385
----------------------------------------------------------------------------------------------------------------------------------
     500,000  High Plains, CO Metropolitan District                                   6.250          12/01/2035           456,710
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Horse Creek, CO Metropolitan District                                   5.750          12/01/2036           454,570
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Huntington Trails, CO Metropolitan District                             6.250          12/01/2036           487,230
----------------------------------------------------------------------------------------------------------------------------------
     180,000  Jefferson County, CO (Section 14 Metropolitan
              District)                                                               5.000          12/01/2018           184,752
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  Kiowa, CO Water and Sewer                                               5.500          12/01/2030         1,203,432
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Lambertson Farms, CO Metropolitan District No. 1                        6.100          12/01/2035         1,171,263
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Liberty Ranch, CO Metropolitan District                                 6.250          12/01/2036           487,230
----------------------------------------------------------------------------------------------------------------------------------
   3,500,000  Loveland, CO Special Assessment                                         5.625          07/01/2029         3,441,200
----------------------------------------------------------------------------------------------------------------------------------
     625,000  Madre, CO Metropolitan District No. 2                                   5.500          12/01/2036           551,963
----------------------------------------------------------------------------------------------------------------------------------
   8,535,000  Maher Ranch, CO Metropolitan District No. 4                             5.250          12/01/2036         8,594,404
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Metex, CO Metropolitan District                                         5.300          12/01/2012            50,569
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  Midcities, CO Metropolitan District No. 2 1                             5.125          12/01/2030         7,007,210
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Municipal Subdistrict Northern CO Water
              Conservancy District                                                    5.250          12/01/2015            35,394
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Murphy Creek, CO Metropolitan District No. 3                            6.000          12/01/2026           950,420
----------------------------------------------------------------------------------------------------------------------------------
   2,850,000  Murphy Creek, CO Metropolitan District No. 3                            6.125          12/01/2035         2,686,439
----------------------------------------------------------------------------------------------------------------------------------
   1,545,000  North Range, CO Metropolitan District No. 1                             5.000          12/15/2024         1,526,537
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  North Range, CO Metropolitan District No. 2                             5.500          12/15/2018         1,247,338
----------------------------------------------------------------------------------------------------------------------------------
     500,000  North Range, CO Metropolitan District No. 2                             5.500          12/15/2037           458,510
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Northwest CO Metropolitan District No. 3                                6.125          12/01/2025           977,520
----------------------------------------------------------------------------------------------------------------------------------
   1,875,000  Northwest CO Metropolitan District No. 3                                6.250          12/01/2035         1,830,075
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Park Creek, CO Metropolitan District                                    5.500          12/01/2030         1,998,600
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Park Creek, CO Metropolitan District                                    5.500          12/01/2037         4,923,850
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Park Meadows, CO Business Improvement District                          5.300          12/01/2027           244,400
----------------------------------------------------------------------------------------------------------------------------------
     360,000  Park Meadows, CO Business Improvement District                          5.350          12/01/2031           348,854
----------------------------------------------------------------------------------------------------------------------------------
     125,000  Potomac Farms, CO Metropolitan District                                 0.000 5        12/01/2023            99,314
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Potomac Farms, CO Metropolitan District                                 7.250          12/01/2037           741,338
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Prairie Center, CO Metropolitan District No. 3                          5.250          12/15/2021           478,575
----------------------------------------------------------------------------------------------------------------------------------
     815,000  Prairie Center, CO Metropolitan District No. 3                          5.400          12/15/2031           754,486
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Regency, CO Metropolitan District                                       5.750          12/01/2036           681,855
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Ridges, CO Metropolitan District Mesa County                            6.100          10/15/2013            20,041
----------------------------------------------------------------------------------------------------------------------------------
     400,000  SBC Metropolitan, CO District                                           5.000          12/01/2020           402,228
----------------------------------------------------------------------------------------------------------------------------------
   2,250,000  SBC Metropolitan, CO District 1                                         5.000          12/01/2025         2,214,405
----------------------------------------------------------------------------------------------------------------------------------
   1,440,000  SBC Metropolitan, CO District                                           5.000          12/01/2029         1,385,006
----------------------------------------------------------------------------------------------------------------------------------
   5,330,000  SBC Metropolitan, CO District 1                                         5.000          12/01/2034         5,053,586
----------------------------------------------------------------------------------------------------------------------------------
     270,000  Silver Dollar, CO Metropolitan District                                 5.100          12/01/2030           262,599
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Silver Peaks, CO Metropolitan District                                  5.750          12/01/2036           454,570
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Sorrell Ranch, CO Metropolitan District                                 6.750          12/15/2036           961,270
----------------------------------------------------------------------------------------------------------------------------------
     685,000  Tallgrass, CO Metropolitan District                                     5.250          12/01/2037           589,854
----------------------------------------------------------------------------------------------------------------------------------
     540,000  Tallyns Reach, CO Metropolitan District No. 3                           5.100          12/01/2026           493,490
----------------------------------------------------------------------------------------------------------------------------------
   1,235,000  Tower, CO Metropolitan District 1                                       5.000          12/01/2029         1,230,035
----------------------------------------------------------------------------------------------------------------------------------
   3,460,000  Tower, CO Metropolitan District                                         5.000          12/01/2035         3,393,291
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Traditions, CO Metropolitan District No. 2                              5.750          12/01/2036           454,570
----------------------------------------------------------------------------------------------------------------------------------
      30,000  University of CO Hospital Authority                                     5.200          11/15/2017            30,632
----------------------------------------------------------------------------------------------------------------------------------
      20,000  University of CO Hospital Authority                                     5.250          11/15/2022            20,420
----------------------------------------------------------------------------------------------------------------------------------
   4,750,000  Vista Ridge, CO Metropolitan District 1                                 5.125          12/01/2040         4,627,973
----------------------------------------------------------------------------------------------------------------------------------


                       7 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,580,000  Wheatlands, CO Metropolitan District                                    6.000%         12/01/2025     $   1,433,487
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Wheatlands, CO Metropolitan District                                    6.125          12/01/2035           449,040
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Wildgrass, CO Metropolitan District                                     6.200          12/01/2034           485,615
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Woodmen Heights, CO Metropolitan District No. 1                         6.750          12/01/2020           256,150
----------------------------------------------------------------------------------------------------------------------------------
   4,500,000  Woodmen Heights, CO Metropolitan District No. 1                         7.000          12/01/2030         4,629,465
                                                                                                                    --------------
                                                                                                                      118,712,520

CONNECTICUT--1.7%
      75,000  CT Devel. Authority (Church Homes)                                      5.800          04/01/2021            76,766
----------------------------------------------------------------------------------------------------------------------------------
   1,220,000  CT Devel. Authority Pollution Control (Connecticut
              Light & Power Company)                                                  5.850          09/01/2028         1,253,831
----------------------------------------------------------------------------------------------------------------------------------
   3,465,000  CT Devel. Authority Pollution Control (Western
              Massachusetts Electric Company) 1                                       5.850          09/01/2028         3,561,084
----------------------------------------------------------------------------------------------------------------------------------
     670,000  CT H&EFA (Bridgeport Hospital)                                          5.375          07/01/2025           675,916
----------------------------------------------------------------------------------------------------------------------------------
   1,010,000  CT H&EFA (Bridgeport Hospital)                                          6.625          07/01/2018         1,014,222
----------------------------------------------------------------------------------------------------------------------------------
      55,000  CT H&EFA (Bridgeport Hospital/Bridgeport Hospital
              Foundation Obligated Group)                                             5.250          07/01/2015            55,528
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  CT H&EFA (Canterbury School) 1                                          5.000          07/01/2036           983,470
----------------------------------------------------------------------------------------------------------------------------------
      25,000  CT H&EFA (Day Kimball Hospital)                                         5.375          07/01/2016            25,275
----------------------------------------------------------------------------------------------------------------------------------
     220,000  CT H&EFA (DKH/CHHC/HNE Obligated Group)                                 5.375          07/01/2026           221,943
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  CT H&EFA (Eastern Connecticut Health Network)                           5.000          07/01/2025         3,045,600
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  CT H&EFA (Eastern Connecticut Health Network)                           5.125          07/01/2030         5,064,450
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  CT H&EFA (Hospital for Special Care)                                    5.250          07/01/2037         4,048,080
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  CT H&EFA (Hospital for Special Care/HSC
              Community Services/Foundation of Special Care
              Obligated Group)                                                        5.250          07/01/2027         1,541,100
----------------------------------------------------------------------------------------------------------------------------------
      20,000  CT H&EFA (Lawrence & Memorial Hospital)                                 5.000          07/01/2013            20,020
----------------------------------------------------------------------------------------------------------------------------------
      50,000  CT H&EFA (Middlesex Hospital)                                           5.125          07/01/2017            50,556
----------------------------------------------------------------------------------------------------------------------------------
     755,000  CT H&EFA (New Britain General Hospital), Series B                       6.000          07/01/2024           768,243
----------------------------------------------------------------------------------------------------------------------------------
      10,000  CT H&EFA (Sacred Heart University)                                      5.000          07/01/2028            10,036
----------------------------------------------------------------------------------------------------------------------------------
   4,430,000  CT H&EFA (University of Hartford)                                       5.250          07/01/2036         4,525,555
----------------------------------------------------------------------------------------------------------------------------------
      20,000  CT HFA                                                                  5.200          11/15/2021            20,274
----------------------------------------------------------------------------------------------------------------------------------
      60,000  CT HFA                                                                  5.600          06/15/2017            61,259
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Georgetown, CT Special Taxing District                                  5.125          10/01/2036         1,319,820
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Mashantucket, CT Western Pequot Tribe, Series B                         5.500          09/01/2036         1,249,000
----------------------------------------------------------------------------------------------------------------------------------
  10,150,000  Mashantucket, CT Western Pequot Tribe, Series B                         5.750          09/01/2027        10,225,313
----------------------------------------------------------------------------------------------------------------------------------
     970,000  New Britain, CT Senior Citizens Hsg. (Nathan Hale
              Apartments) 1                                                           6.875          07/01/2024         1,010,682
                                                                                                                    --------------
                                                                                                                       40,828,023

DELAWARE--0.4%
   4,000,000  Bridgeville, DE Special Obligation (Heritage Shores) 1                  5.450          07/01/2035         3,701,880
----------------------------------------------------------------------------------------------------------------------------------
     255,000  DE EDA (General Motors Corp.)                                           5.600          04/01/2009           253,666
----------------------------------------------------------------------------------------------------------------------------------
     360,000  DE EDA (Peninsula United Methodist Homes)                               6.200          05/01/2015           367,236
----------------------------------------------------------------------------------------------------------------------------------
       5,000  DE Health Facilities Authority (Bayhealth Medical
              Center)                                                                 5.200          07/01/2029             5,136
----------------------------------------------------------------------------------------------------------------------------------
     455,000  DE Health Facilities Authority (NMH/DDC/NAC
              Obligated Group)                                                        5.625          05/01/2032           463,308
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Kent County, DE Student Hsg. (Delaware State
              University Student Hsg. Foundation)                                     5.000          07/01/2025           984,370
----------------------------------------------------------------------------------------------------------------------------------


                       8 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Kent County, DE Student Hsg. (Delaware State
              University Student Hsg. Foundation)                                     5.000%         07/01/2030     $     958,710
----------------------------------------------------------------------------------------------------------------------------------
   2,310,000  Millsboro, DE Special Obligation (Plantation Lakes)                     5.450          07/01/2036         2,195,932
                                                                                                                    --------------
                                                                                                                        8,930,238
DISTRICT OF COLUMBIA--0.6%
   6,130,000  District of Columbia Friendship Public Charter
              School 1                                                                5.000          06/01/2035         5,801,064
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  District of Columbia Friendship Public Charter
              School                                                                  5.250          06/01/2033         1,973,580
----------------------------------------------------------------------------------------------------------------------------------
     180,000  District of Columbia Hospital
              (MH/NRH/MEDE/MRI/MLTCC/MCAS Obligated
              Group)                                                                  5.750          08/15/2026           182,070
----------------------------------------------------------------------------------------------------------------------------------
     635,000  District of Columbia Tobacco Settlement Financing
              Corp.                                                                   6.750          05/15/2040           657,346
----------------------------------------------------------------------------------------------------------------------------------
  19,015,000  District of Columbia Tobacco Settlement Financing
              Corp. (TASC)                                                            6.250 4        06/15/2046         1,461,303
----------------------------------------------------------------------------------------------------------------------------------
  72,125,000  District of Columbia Tobacco Settlement Financing
              Corp. (TASC)                                                            6.375 4        06/15/2046         5,241,324
                                                                                                                    --------------
                                                                                                                       15,316,687

FLORIDA--22.4%
     910,000  Aberdeen, FL Community Devel. District                                  5.250          11/01/2015           851,487
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Aberdeen, FL Community Devel. District                                  5.500          05/01/2036           848,830
----------------------------------------------------------------------------------------------------------------------------------
     700,000  Amelia Walk, FL Community Devel. District Special
              Assessment                                                              5.500          05/01/2037           615,657
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Amelia, FL Concourse Community Devel. District                          5.750          05/01/2038         1,822,900
----------------------------------------------------------------------------------------------------------------------------------
  15,290,000  Arborwood, FL Community Devel. District (Centex
              Homes)                                                                  5.250          05/01/2016        14,212,514
----------------------------------------------------------------------------------------------------------------------------------
   1,180,000  Arlington Ridge, FL Community Devel. District                           5.500          05/01/2036         1,039,521
----------------------------------------------------------------------------------------------------------------------------------
   6,750,000  Ave Maria Stewardship, FL Community Devel.
              District                                                                5.125          05/01/2038         5,528,858
----------------------------------------------------------------------------------------------------------------------------------
   1,575,000  Avelar Creek, FL Community Devel. District                              5.375          05/01/2036         1,361,887
----------------------------------------------------------------------------------------------------------------------------------
     435,000  Avignon Villages, FL Community Devel. District                          5.300          05/01/2014           413,759
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Avignon Villages, FL Community Devel. District                          5.400          05/01/2037           216,585
----------------------------------------------------------------------------------------------------------------------------------
     460,000  Bahia Lakes, FL Community Devel. District                               5.450          05/01/2037           401,548
----------------------------------------------------------------------------------------------------------------------------------
   1,620,000  Bainebridge, FL Community Devel. District                               5.500          05/01/2038         1,422,603
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Baker County, FL Hospital Authority                                     5.300          12/01/2023            65,447
----------------------------------------------------------------------------------------------------------------------------------
   7,680,000  Bartram Park, FL Community Devel. District                              5.300          05/01/2035         6,597,888
----------------------------------------------------------------------------------------------------------------------------------
   1,895,000  Bay Laurel Center, FL Community Devel. District                         5.450          05/01/2037         1,654,202
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Bay, FL Medical Center (Bay Medical Center)                             5.000          10/01/2022            25,409
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Bay, FL Medical Center (Bay Medical Center)                             5.550          10/01/2015            60,673
----------------------------------------------------------------------------------------------------------------------------------
     180,000  Bay, FL Medical Center (Bay Medical Center)                             5.600          10/01/2019           182,066
----------------------------------------------------------------------------------------------------------------------------------
     195,000  Bay, FL Medical Center (Bay Medical Center)                             5.650          10/01/2026           197,186
----------------------------------------------------------------------------------------------------------------------------------
   1,625,000  Baywinds, FL Community Devel. District                                  5.250          05/01/2037         1,342,461
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Beacon Lakes, FL Community Devel. District Special
              Assessment                                                              6.000          05/01/2038         1,417,110
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  Beacon Lakes, FL Community Devel. District Special
              Assessment                                                              6.200          05/01/2038         1,164,240
----------------------------------------------------------------------------------------------------------------------------------
   1,775,000  Beacon, FL Tradeport Community Devel. District                          7.250          05/01/2033         1,863,999
----------------------------------------------------------------------------------------------------------------------------------


                       9 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    120,000  Bluewaters, FL Community Devel. District Special
              Assessment                                                              6.000%         05/01/2035     $     128,114
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Boynton Village, FL Community Devel. District
              Special Assessment                                                      6.000          05/01/2038         1,869,280
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Brevard County, FL Second Guaranteed Entitlement                        5.500          11/01/2014           100,157
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Broward County, FL Educational Facilities Authority
              (Nova Southeastern University)                                          5.625          04/01/2034            25,641
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Callaway, FL Capital Improvement                                        5.000          08/01/2026         1,960,500
----------------------------------------------------------------------------------------------------------------------------------
   5,615,000  Callaway, FL Capital Improvement                                        5.250          08/01/2032         5,549,361
----------------------------------------------------------------------------------------------------------------------------------
   5,620,000  Callaway, FL Capital Improvement                                        5.250          08/01/2037         5,499,451
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Cape Coral, FL Health Facilities Authority (Gulf Care)                  5.625          10/01/2027           202,758
----------------------------------------------------------------------------------------------------------------------------------
     165,000  Cape Coral, FL Health Facilities Authority (Gulf Care)                  6.000          10/01/2025           165,203
----------------------------------------------------------------------------------------------------------------------------------
   1,365,000  Cascades, FL Groveland Community Devel. District                        5.300          05/01/2036         1,166,979
----------------------------------------------------------------------------------------------------------------------------------
   3,965,000  Century Gardens at Tamiami, FL Community Devel.
              District (Century Gardens at Tamiami)                                   6.125          05/01/2012         3,965,000
----------------------------------------------------------------------------------------------------------------------------------
   6,825,000  Century Gardens at Tamiami, FL Community Devel.
              District (Century Gardens at Tamiami)                                   6.250          05/01/2037         6,827,389
----------------------------------------------------------------------------------------------------------------------------------
     350,000  Century Gardens, FL Community Devel. District                           5.100          05/01/2037           289,394
----------------------------------------------------------------------------------------------------------------------------------
   3,500,000  Chapel Creek, FL Community Devel. District Special
              Assessment 1                                                            5.500          05/01/2038         3,073,525
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Charlotte County, FL Utilities                                          5.000          10/01/2023            10,194
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  City Center, FL Community Devel. District                               6.000          05/01/2038         1,408,170
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Clearwater Cay, FL Community Devel. District                            5.500          05/01/2037         1,639,400
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Clearwater, FL Gas System                                               5.000          09/01/2023           101,105
----------------------------------------------------------------------------------------------------------------------------------
     355,000  Clearwater, FL Hsg. Authority (Hamptons at
              Clearwater)                                                             5.350          05/01/2024           362,228
----------------------------------------------------------------------------------------------------------------------------------
   3,635,000  Concorde Estates, FL Community Devel. District 1                        5.850          05/01/2035         3,649,213
----------------------------------------------------------------------------------------------------------------------------------
   1,350,000  Connerton West, FL Community Devel. District                            5.125          05/01/2016         1,240,569
----------------------------------------------------------------------------------------------------------------------------------
   1,685,000  Copperstone, FL Community Devel. District                               5.200          05/01/2038         1,412,384
----------------------------------------------------------------------------------------------------------------------------------
   2,700,000  Cordoba Ranch, FL Community Devel. District
              Special Assessment                                                      5.550          05/01/2037         2,392,443
----------------------------------------------------------------------------------------------------------------------------------
     450,000  Coronado, FL Community Devel. District                                  6.000          05/01/2038           425,133
----------------------------------------------------------------------------------------------------------------------------------
   4,395,000  Creekside, FL Community Devel. District                                 5.200          05/01/2038         3,683,933
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Crestview II, FL Community Devel. District Special
              Assessment                                                              5.600          05/01/2037           357,072
----------------------------------------------------------------------------------------------------------------------------------
     875,000  Crosscreek, FL Community Devel. District                                5.500          05/01/2017           809,314
----------------------------------------------------------------------------------------------------------------------------------
     425,000  Crosscreek, FL Community Devel. District                                5.600          05/01/2039           366,690
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  Cypress Creek of Hillsborough County, FL
              Community Devel. District                                               5.350          05/01/2037         5,158,560
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Dade County, FL Aviation (Miami International
              Airport)                                                                5.125          10/01/2027           101,068
----------------------------------------------------------------------------------------------------------------------------------
   1,225,000  Dade County, FL Aviation (Miami International
              Airport) 1                                                              5.600          10/01/2026         1,238,720
----------------------------------------------------------------------------------------------------------------------------------
     550,000  Dade County, FL GO (Seaport)                                            5.125          10/01/2026           555,594
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Dade County, FL GO (Seaport)                                            5.450          10/01/2016           252,875
----------------------------------------------------------------------------------------------------------------------------------
   1,640,000  Dade County, FL IDA (Miami Cerebral Palsy
              Residence)                                                              8.000          06/01/2022         1,655,744
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Dade County, FL Special Obligation                                      5.000          10/01/2035           100,438
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Dania, FL Sales Tax                                                     5.000          10/01/2025            10,009
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Destin, FL Community Redevel. Agency (Town
              Center Area)                                                            5.300          05/01/2027            24,895
----------------------------------------------------------------------------------------------------------------------------------


                      10 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,930,000  Double Branch, FL Special Assessment Community
              Devel. District                                                         6.700%         05/01/2034     $   2,144,481
----------------------------------------------------------------------------------------------------------------------------------
   1,060,000  Durbin Crossing, FL Community Devel. District
              Special Assessment                                                      5.250          11/01/2015           995,647
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Duval County, FL HFA (CAU Eagles Point
              North/CAU Cedars Obligated Group)                                       5.650          07/01/2022            10,117
----------------------------------------------------------------------------------------------------------------------------------
     575,000  East Homestead, FL Community Devel. District                            5.000          05/01/2011           566,174
----------------------------------------------------------------------------------------------------------------------------------
   2,490,000  East Homestead, FL Community Devel. District                            5.375          05/01/2036         2,130,071
----------------------------------------------------------------------------------------------------------------------------------
   1,400,000  East Homestead, FL Community Devel. District                            5.450          11/01/2036         1,211,182
----------------------------------------------------------------------------------------------------------------------------------
     375,000  Easton Park, FL Community Devel. District                               5.200          05/01/2037           315,000
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Enclave at Black Point Marina, FL Community Devel.
              District                                                                5.200          05/01/2014           472,945
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Enclave at Black Point Marina, FL Community Devel.
              District                                                                5.400          05/01/2037           216,585
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Escambia County, FL Health Facilities Authority
              (Baptist Manor)                                                         5.125          10/01/2019            50,375
----------------------------------------------------------------------------------------------------------------------------------
   7,500,000  Fiddler's Creek, FL Community Devel. District No.2                      6.000          05/01/2038         7,300,650
----------------------------------------------------------------------------------------------------------------------------------
     950,000  Fiddlers Creek, FL Community Devel. District                            5.875          05/01/2021           963,452
----------------------------------------------------------------------------------------------------------------------------------
     755,000  FL Capital Trust Agency (AHF Florida LLC)                               8.125          10/01/2038           777,046
----------------------------------------------------------------------------------------------------------------------------------
   2,550,000  FL Capital Trust Agency (American Opportunity) 1                        5.875          06/01/2038         2,460,495
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                      5.300          07/01/2035         9,977,600
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                      5.350          07/01/2040         4,972,850
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                      6.000          07/01/2040         5,995,140
----------------------------------------------------------------------------------------------------------------------------------
   1,955,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                      8.000          07/01/2040         1,944,560
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  FL Capital Trust Agency (Seminole Tribe
              Convention)                                                             8.950          10/01/2033         1,497,552
----------------------------------------------------------------------------------------------------------------------------------
      25,000  FL Correctional Private Commission (350 Bed
              Youthful) COP                                                           5.000          08/01/2017            25,029
----------------------------------------------------------------------------------------------------------------------------------
     240,000  FL Gateway Services Community Devel. District (Sun
              City Center)                                                            6.500          05/01/2033           261,307
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  FL Higher Educational Facilities Financing Authority
              (Jacksonville University) 7                                             5.250 6        07/01/2036         5,000,000
----------------------------------------------------------------------------------------------------------------------------------
     950,000  FL Principal One Community Devel. District                              5.650          05/01/2035           950,950
----------------------------------------------------------------------------------------------------------------------------------
      60,000  FL State Board of Education                                             5.000          06/01/2024            60,052
----------------------------------------------------------------------------------------------------------------------------------
      30,000  FL Turnpike Authority (Dept. of Transportation)                         5.000          07/01/2019            30,236
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Flora Ridge, FL Educational Facilities Benefit District                 5.300          05/01/2037           426,585
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Fontainbleau Lakes, FL Community Devel. District                        6.000          05/01/2015         2,452,075
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Fontainbleau Lakes, FL Community Devel. District                        6.000          05/01/2038           944,740
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Forest Creek, FL Community Devel. District                              5.450          05/01/2036         1,093,063
----------------------------------------------------------------------------------------------------------------------------------
   5,750,000  Glades, FL Correctional Devel. Corp. (Glades County
              Detention)                                                              7.375          03/01/2030         6,004,783
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Grand Bay at Doral, FL Community Devel. District                        6.000          05/01/2017         9,735,800
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Grand Bay at Doral, FL Community Devel. District                        6.000          05/01/2039         2,775,570
----------------------------------------------------------------------------------------------------------------------------------
   3,625,000  Greater Lakes/Sawgrass Bay, FL Community Devel.
              District                                                                5.500          05/01/2038         3,183,294
----------------------------------------------------------------------------------------------------------------------------------
   3,820,000  Harrison Ranch, FL Community Devel. District                            5.300          05/01/2038         3,252,806
----------------------------------------------------------------------------------------------------------------------------------
     375,000  Hawks Point, FL Community Devel. District                               5.300          05/01/2039           318,739
----------------------------------------------------------------------------------------------------------------------------------
   3,950,000  Heritage Bay, FL Community Devel. District 1                            5.500          05/01/2036         3,536,435
----------------------------------------------------------------------------------------------------------------------------------
     965,000  Heritage Harbour South, FL Community Devel.
              District                                                                6.500          05/01/2034         1,062,948
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Heritage Isles, FL Community Devel. District                            7.100          10/01/2023           200,156
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Heritage Plantation, FL Community Devel. District                       5.400          05/01/2037         1,082,925
----------------------------------------------------------------------------------------------------------------------------------


                      11 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,375,000  Hialeah, FL Capital Improvement                                         5.500%         10/01/2018     $   1,397,481
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Hialeah, FL Hsg. Authority                                              5.800          06/20/2033            10,469
----------------------------------------------------------------------------------------------------------------------------------
     320,000  Highland Meadows, FL Community Devel. District
              Special Assessment, Series A                                            5.500          05/01/2036           281,526
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Highlands County, FL Health Facilities Authority
              (Adventist)                                                             5.250          11/15/2028            10,278
----------------------------------------------------------------------------------------------------------------------------------
   1,345,000  Highlands, FL Community Devel. District 1                               5.000          05/01/2011         1,299,606
----------------------------------------------------------------------------------------------------------------------------------
   5,800,000  Highlands, FL Community Devel. District                                 5.550          05/01/2036         5,195,814
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Hillsborough County, FL IDA (Senior Care Group)                         6.750          07/01/2029           763,995
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Hillsborough County, FL IDA (Tampa General
              Hospital)                                                               5.400          10/01/2028            25,624
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Hillsborough County, FL IDA (University
              Community Hospital) 1                                                   5.625          08/15/2023         3,044,490
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Hillsborough County, FL School Board COP                                5.375          07/01/2021            61,190
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Indian River County, FL Water and Sewer                                 5.250          09/01/2020            25,796
----------------------------------------------------------------------------------------------------------------------------------
     920,000  Indigo, FL Community Devel. District                                    5.750          05/01/2036           848,277
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Jacksonville, FL Electric Authority (Water and Sewer)                   5.250          10/01/2039            10,291
----------------------------------------------------------------------------------------------------------------------------------
   7,500,000  Jacksonville, FL Electric System                                        4.625          10/01/2022         7,500,000
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Jacksonville, FL Health Facilities Authority
              (Daughters of Charity Health Services of Austin)                        5.250          08/15/2027            35,388
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Jacksonville, FL Sales Tax                                              5.000          10/01/2030            25,403
----------------------------------------------------------------------------------------------------------------------------------
   3,015,000  K-Bar Ranch, FL Community Devel. District Special
              Assessment                                                              5.450          05/01/2036         2,636,467
----------------------------------------------------------------------------------------------------------------------------------
   2,935,000  Keys Cove, FL Community Devel. District                                 5.500          05/01/2036         2,645,550
----------------------------------------------------------------------------------------------------------------------------------
   1,185,000  Keys Cove, FL Community Devel. District                                 5.875          05/01/2035         1,192,086
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  Lake Ashton II, FL Community Devel. District                            5.375          05/01/2036         1,054,608
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Lake County, FL School Board COP 2                                      5.000          06/01/2030        10,185,950
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Lake Frances, FL Community Devel. District Special
              Assessment                                                              5.300          05/01/2037           213,293
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Lakeland, FL Hospital System (Lakeland Regional
              Medical Center)                                                         5.250          11/15/2025            75,818
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Lakeside Landings, FL Devel. District                                   5.500          05/01/2038           219,538
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Landmark at Doral, FL Community Devel. District
              Special Assessment                                                      5.500          05/01/2038           878,150
----------------------------------------------------------------------------------------------------------------------------------
   4,500,000  Lee County, FL IDA (Cypress Cove Healthpark)                            6.750          10/01/2032         4,759,740
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Legends Bay, FL Community Devel. District                               5.500          05/01/2014           480,860
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Legends Bay, FL Community Devel. District                               5.875          05/01/2038           464,045
----------------------------------------------------------------------------------------------------------------------------------
   2,150,000  Lucaya, FL Community Devel. District                                    5.375          05/01/2035         1,862,846
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Madeira, FL Community Devel. District                                   5.250          11/01/2014         2,363,375
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Madeira, FL Community Devel. District                                   5.450          05/01/2039         2,175,375
----------------------------------------------------------------------------------------------------------------------------------
     585,000  Madison County, FL Mtg. (Twin Oaks)                                     6.000          07/01/2025           589,189
----------------------------------------------------------------------------------------------------------------------------------
   1,775,000  Magnolia Creek, FL Community Devel. District                            5.900          05/01/2039         1,651,993
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Magnolia West, FL Community Devel. District
              Special Assessment                                                      5.350          05/01/2037         1,289,640
----------------------------------------------------------------------------------------------------------------------------------
   1,925,000  Marsh Harbor, FL Community Devel. District,
              Series A                                                                5.450          05/01/2036         1,683,316
----------------------------------------------------------------------------------------------------------------------------------
   1,615,000  Meadow Woods, FL Community Devel. District
              Special Assessment                                                      6.050          05/01/2035         1,601,111
----------------------------------------------------------------------------------------------------------------------------------
   3,050,000  Mediterranea, FL Community Devel. District Special
              Assessment                                                              5.600          05/01/2037         2,722,674
----------------------------------------------------------------------------------------------------------------------------------
   2,390,000  Miami Beach, FL Health Facilities Authority (Mt.
              Sinai Medical Center)                                                   6.800          11/15/2031         2,543,916
----------------------------------------------------------------------------------------------------------------------------------


                      12 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     50,000  Miami, FL Health Facilities Authority (Catholic
              Health East)                                                            5.250%         11/15/2028     $      51,048
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Midtown Miami, FL Community Devel. District
              Special Assessment                                                      6.500          05/01/2037         2,520,375
----------------------------------------------------------------------------------------------------------------------------------
      90,000  Mira Lago West, FL Community Devel. District                            5.375          05/01/2036            77,822
----------------------------------------------------------------------------------------------------------------------------------
   2,590,000  Miromar Lakes, FL Community Devel. District                             6.875          05/01/2035         2,763,375
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Monterra, FL Community Devel. District Special
              Assessment                                                              5.000          11/01/2010           970,920
----------------------------------------------------------------------------------------------------------------------------------
   1,625,000  Monterra, FL Community Devel. District Special
              Assessment                                                              5.125          11/01/2014         1,528,329
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Monterra, FL Community Devel. District Special
              Assessment                                                              5.500          05/01/2036           660,713
----------------------------------------------------------------------------------------------------------------------------------
     985,000  Moody River, FL Estates Community Devel. District                       5.350          05/01/2036           848,518
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Myrtle Creek, FL Improvement District Special
              Assessment                                                              5.200          05/01/2037         1,260,000
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Naples, FL Hospital Revenue (Naples Community
              Hospital)                                                               5.250          10/01/2014            25,031
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Naples, FL Hospital Revenue (Naples Community
              Hospital)                                                               5.500          10/01/2026           202,216
----------------------------------------------------------------------------------------------------------------------------------
     580,000  Naturewalk, FL Community Devel. District                                5.300          05/01/2016           539,568
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Naturewalk, FL Community Devel. District                                5.500          05/01/2038           439,075
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  New Port Tampa Bay, FL Community Devel. District                        5.300          11/01/2012           919,220
----------------------------------------------------------------------------------------------------------------------------------
   7,310,000  New Port Tampa Bay, FL Community Devel. District                        5.875          05/01/2038         5,715,104
----------------------------------------------------------------------------------------------------------------------------------
   1,800,000  Northern Palm Beach, FL Improvement District                            5.350          08/01/2041         1,536,462
----------------------------------------------------------------------------------------------------------------------------------
     495,000  Oak Creek, FL Community Devel. District Special
              Assessment                                                              5.800          05/01/2035           495,495
----------------------------------------------------------------------------------------------------------------------------------
   7,835,000  Oakland, FL Charter School                                              6.950          12/01/2032         8,201,443
----------------------------------------------------------------------------------------------------------------------------------
   1,345,000  Oakmont Grove, FL Community Devel. District
              Special Assessment                                                      5.250          05/01/2012         1,299,310
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Oakmont Grove, FL Community Devel. District
              Special Assessment                                                      5.400          05/01/2038           432,420
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Ocala, FL Capital Improvements COP                                      5.375          10/01/2022            25,032
----------------------------------------------------------------------------------------------------------------------------------
     300,000  Orange County, FL Health Facilities Authority (GF
              Orlando/CFGH Obligated Group)                                           8.875          07/01/2021           326,151
----------------------------------------------------------------------------------------------------------------------------------
     800,000  Orange County, FL Health Facilities Authority (GF
              Orlando/CFGH Obligated Group)                                           9.000          07/01/2031           872,472
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Orange County, FL Health Facilities Authority
              (Orlando Lutheran Tower)                                                5.500          07/01/2032           239,570
----------------------------------------------------------------------------------------------------------------------------------
     375,000  Orange County, FL Health Facilities Authority
              (Orlando Lutheran Tower)                                                5.500          07/01/2038           357,900
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Orlando & Orange County, FL Expressway Authority                        5.000          07/01/2028            25,380
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Palm Bay, FL Educational Facilities (Patriot Charter
              School)                                                                 7.000          07/01/2036         1,336,625
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Palm Beach County, FL Health Facilities Authority
              (Boca Raton Community Hospital)                                         5.500          12/01/2021            36,404
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Palm Beach County, FL Health Facilities Authority
              (Boca Raton Community Hospital)                                         5.625          12/01/2031            25,800
----------------------------------------------------------------------------------------------------------------------------------
   2,125,000  Palm Coast Park, FL Community Devel. District
              Special Assessment                                                      5.700          05/01/2037         1,924,931
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Palm Glades, FL Community Devel. District                               4.850          05/01/2011         1,081,333
----------------------------------------------------------------------------------------------------------------------------------
   1,225,000  Palm Glades, FL Community Devel. District                               5.300          05/01/2036         1,047,289
----------------------------------------------------------------------------------------------------------------------------------
     460,000  Palm River, FL Community Devel. District                                5.150          05/01/2013           438,293
----------------------------------------------------------------------------------------------------------------------------------
     265,000  Palm River, FL Community Devel. District                                5.375          05/01/2036           229,143
----------------------------------------------------------------------------------------------------------------------------------


                      13 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    500,000  Parker Road, FL Community Devel. District                               5.350%         05/01/2015     $     471,240
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Parker Road, FL Community Devel. District                               5.600          05/01/2038           445,735
----------------------------------------------------------------------------------------------------------------------------------
   2,820,000  Parkway Center, FL Community Devel. District,
              Series A                                                                6.125          05/01/2024         2,879,389
----------------------------------------------------------------------------------------------------------------------------------
   1,815,000  Parkway Center, FL Community Devel. District,
              Series A                                                                6.300          05/01/2034         1,859,050
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Pine Ridge Plantation, FL Community Devel. District                     5.400          05/01/2037         1,268,280
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Pinellas County, FL Educational Facilities Authority
              (Barry University)                                                      5.375          10/01/2028           101,164
----------------------------------------------------------------------------------------------------------------------------------
  17,410,000  Pinellas County, FL Educational Facilities Authority
              (Eckerd College)                                                        5.250          10/01/2029        17,330,610
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Pinellas County, FL Health Facility Authority (St.
              Mark Village)                                                           5.650          05/01/2037         1,358,955
----------------------------------------------------------------------------------------------------------------------------------
     435,000  Poinciana West, FL Community Devel. District
              Special Assessment                                                      6.000          05/01/2037           427,618
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Polk County, FL School Board COP                                        5.000          01/01/2023            10,069
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Port Everglades, FL Authority, Series A 7                               5.000          09/01/2016            24,999
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Port St. Lucie, FL Special Assessment (Peacock &
              Lowry)                                                                  5.350          07/01/2027           921,660
----------------------------------------------------------------------------------------------------------------------------------
     300,000  Portfino Springs, FL Community Devel. District
              Special Assessment                                                      5.500          05/01/2038           263,445
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Portico, FL Community Devel. District                                   5.450          05/01/2037           638,993
----------------------------------------------------------------------------------------------------------------------------------
   2,670,000  Portofino Cove, FL Community Devel. District
              Special Assessment                                                      5.250          05/01/2012         2,579,300
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Portofino Cove, FL Community Devel. District
              Special Assessment                                                      5.500          05/01/2038           439,075
----------------------------------------------------------------------------------------------------------------------------------
     285,000  Portofino Landings, FL Community Devel. District
              Special Assessment                                                      5.200          05/01/2017           261,411
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Portofino Landings, FL Community Devel. District
              Special Assessment                                                      5.400          05/01/2038           864,840
----------------------------------------------------------------------------------------------------------------------------------
   9,000,000  Quarry, FL Community Devel. District 1                                  5.250          05/01/2016         8,365,770
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Quarry, FL Community Devel. District                                    5.250          05/01/2036           493,665
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Quarry, FL Community Devel. District                                    5.500          05/01/2036         2,202,375
----------------------------------------------------------------------------------------------------------------------------------
  11,350,000  Renaissance Commons, FL Community Devel.
              District, Series A                                                      5.600          05/01/2036        10,380,937
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Reunion East, FL Community Devel. District                              5.800          05/01/2036           236,225
----------------------------------------------------------------------------------------------------------------------------------
   6,025,000  Reunion East, FL Community Devel. District, Series A                    7.375          05/01/2033         6,488,503
----------------------------------------------------------------------------------------------------------------------------------
   2,470,000  Reunion West, FL Community Devel. District                              6.250          05/01/2036         2,508,359
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Ridgewood Trails, FL Community Devel. District                          5.650          05/01/2038           673,598
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  River Glen, FL Community Devel. District Special
              Assessment                                                              5.450          05/01/2038         2,178,750
----------------------------------------------------------------------------------------------------------------------------------
   1,180,000  Riverwood Estates, FL Community Devel. District
              Special Assessment                                                      5.350          05/01/2037           996,781
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Rolling Hills, FL Community Devel. District                             5.450          05/01/2037           218,233
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Santa Rosa Bay, FL Bridge Authority                                     6.250          07/01/2028           402,732
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Sarasota, FL National Community Devel. District
              Special Assessment                                                      5.300          05/01/2039         2,124,925
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Seminole County, FL GO                                                  5.125          04/01/2010            25,033
----------------------------------------------------------------------------------------------------------------------------------
   2,290,000  Shingle Creek, FL Community Devel. District                             6.100          05/01/2025         2,271,772
----------------------------------------------------------------------------------------------------------------------------------
   6,350,000  Shingle Creek, FL Community Devel. District                             6.125          05/01/2037         6,189,472
----------------------------------------------------------------------------------------------------------------------------------
   2,875,000  Six Mile Creek, FL Community Devel. District                            5.875          05/01/2038         2,510,019
----------------------------------------------------------------------------------------------------------------------------------
   1,285,000  Sonoma Bay, FL Community Devel. District, Series A                      5.450          05/01/2036         1,123,668
----------------------------------------------------------------------------------------------------------------------------------


                      14 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,840,000  South Bay, FL Community Devel. District                                 5.125%         11/01/2009     $   1,782,758
----------------------------------------------------------------------------------------------------------------------------------
   2,750,000  South Bay, FL Community Devel. District                                 5.375          05/01/2013         2,570,865
----------------------------------------------------------------------------------------------------------------------------------
   5,500,000  South Bay, FL Community Devel. District                                 5.950          05/01/2036         4,855,400
----------------------------------------------------------------------------------------------------------------------------------
      75,000  South Lake County, FL Hospital District (Orlando
              Regional Healthcare System)                                             5.800          10/01/2034            76,800
----------------------------------------------------------------------------------------------------------------------------------
   1,280,000  South-Dade, FL Venture Community Devel. District                        6.125          05/01/2034         1,292,237
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  St. John's Forest, FL Community Devel. District,
              Series A                                                                6.125          05/01/2034         3,092,250
----------------------------------------------------------------------------------------------------------------------------------
     400,000  St. Johns County, FL IDA (St. John's County Welfare
              Federation)                                                             5.250          10/01/2041           349,964
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Stonebrier, FL Community Devel. District                                5.500          05/01/2037           879,510
----------------------------------------------------------------------------------------------------------------------------------
     915,000  Stonegate, FL Community Devel. District                                 6.000          05/01/2024           987,459
----------------------------------------------------------------------------------------------------------------------------------
     995,000  Stonegate, FL Community Devel. District                                 6.125          05/01/2034         1,080,689
----------------------------------------------------------------------------------------------------------------------------------
   1,055,000  Stoneybrook, FL South Community Devel. District                         5.800          05/01/2039           967,699
----------------------------------------------------------------------------------------------------------------------------------
     765,000  Summerville, FL Community Devel. District                               5.500          05/01/2036           673,927
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Sunrise, FL Utility System                                              5.250          10/01/2019            10,012
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Sweetwater Creek, FL Community Devel. District                          5.500          05/01/2038         1,653,080
----------------------------------------------------------------------------------------------------------------------------------
   2,535,000  Tern Bay, FL Community Devel. District                                  5.000          05/01/2015         2,177,109
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Tern Bay, FL Community Devel. District                                  5.375          05/01/2037           358,840
----------------------------------------------------------------------------------------------------------------------------------
   4,350,000  Tolomato, FL Community Devel. District Special
              Assessment                                                              6.650          05/01/2040         4,357,178
----------------------------------------------------------------------------------------------------------------------------------
   4,880,000  Town Center, FL at Palm Coast Community Devel.
              District                                                                6.000          05/01/2036         4,690,412
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Turnbull Creek, FL Community Devel. District
              Special Assessment                                                      5.250          05/01/2037           198,955
----------------------------------------------------------------------------------------------------------------------------------
   1,945,000  Turnbull Creek, FL Community Devel. District
              Special Assessment                                                      5.800          05/01/2035         1,688,279
----------------------------------------------------------------------------------------------------------------------------------
   9,490,000  Two Creeks, FL Community Devel. District                                5.250          05/01/2037         8,034,139
----------------------------------------------------------------------------------------------------------------------------------
      25,000  University of South FL (University Bookstore)                           5.900          07/01/2010            25,048
----------------------------------------------------------------------------------------------------------------------------------
     750,000  University Square, FL Community Devel. District                         5.875          05/01/2038           724,253
----------------------------------------------------------------------------------------------------------------------------------
   2,600,000  Verandah East, FL Community Devel. District                             5.400          05/01/2037         2,252,484
----------------------------------------------------------------------------------------------------------------------------------
   1,645,000  Verandah, FL Community Devel District                                   5.250          05/01/2036         1,395,667
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Verano Center, FL Community Devel. District                             5.375          05/01/2037         1,629,460
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Villa Portofino East, FL Community Devel. District                      5.200          05/01/2037           840,000
----------------------------------------------------------------------------------------------------------------------------------
   1,755,000  Villa Portofino West, FL Community Devel. District                      5.350          05/01/2036         1,511,827
----------------------------------------------------------------------------------------------------------------------------------
   2,565,000  Villa Vizcaya, FL Community Devel. District Special
              Assessment                                                              5.350          05/01/2017         2,379,781
----------------------------------------------------------------------------------------------------------------------------------
     420,000  Villa Vizcaya, FL Community Devel. District Special
              Assessment                                                              5.550          05/01/2039           371,116
----------------------------------------------------------------------------------------------------------------------------------
     900,000  Village, FL Community Devel. District, Series A                         6.100          05/01/2034           974,007
----------------------------------------------------------------------------------------------------------------------------------
     720,000  Village, FL Community Devel. District, Series A                         6.500          05/01/2033           793,080
----------------------------------------------------------------------------------------------------------------------------------
   1,600,000  Villages of Westport, FL Community Devel. District                      5.700          05/01/2035         1,466,544
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Villagewalk of Bonita Springs, FL Community Devel.
              District                                                                5.150          05/01/2038           831,550
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Vista, FL Community Devel. District Special
              Assessment                                                              5.375          05/01/2037         1,726,100
----------------------------------------------------------------------------------------------------------------------------------
  10,360,000  Volusia County, FL Educational Facility Authority
              (Embry-Riddle Aeronautical University) 1                                5.000          10/15/2025        10,427,340
----------------------------------------------------------------------------------------------------------------------------------
  31,770,000  Volusia County, FL Educational Facility Authority
              (Embry-Riddle Aeronautical University)                                  5.000          10/15/2035        31,252,149
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Waterford Estates, FL Community Devel. District
              Special Assessment                                                      5.125          05/01/2013         1,430,175
----------------------------------------------------------------------------------------------------------------------------------


                      15 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  2,500,000  Waterford Estates, FL Community Devel. District
              Special Assessment                                                      5.500%         05/01/2037     $   2,198,775
----------------------------------------------------------------------------------------------------------------------------------
   4,245,000  Watergrass, FL Community Devel. District Special
              Assessment                                                              4.875          11/01/2010         4,107,207
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Watergrass, FL Community Devel. District Special
              Assessment                                                              5.125          11/01/2014         1,172,938
----------------------------------------------------------------------------------------------------------------------------------
     790,000  Watergrass, FL Community Devel. District Special
              Assessment                                                              5.375          05/01/2039           679,447
----------------------------------------------------------------------------------------------------------------------------------
     975,000  Waterlefe, FL Community Devel. District Golf Course                     8.125          10/01/2025           988,192
----------------------------------------------------------------------------------------------------------------------------------
   4,920,000  Waters Edge, FL Community Devel. District                               5.300          05/01/2036         4,206,256
----------------------------------------------------------------------------------------------------------------------------------
     900,000  Waters Edge, FL Community Devel. District                               5.350          05/01/2039           771,030
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Waters Edge, FL Community Devel. District                               5.400          05/01/2039           215,858
----------------------------------------------------------------------------------------------------------------------------------
   1,915,000  Waterstone, FL Community Devel. District                                5.500          05/01/2018         1,795,121
----------------------------------------------------------------------------------------------------------------------------------
   4,170,000  Wentworth Estates, FL Community Devel. District                         5.125          11/01/2012         3,878,934
----------------------------------------------------------------------------------------------------------------------------------
   3,770,000  Wentworth Estates, FL Community Devel. District                         5.625          05/01/2037         3,190,325
----------------------------------------------------------------------------------------------------------------------------------
   8,405,000  West Palm Beach, FL Community Redevel Agency 2                          5.000          03/01/2026         8,724,118
----------------------------------------------------------------------------------------------------------------------------------
      70,000  West Palm Beach, FL Utility System                                      5.000          10/01/2027            70,027
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  West Villages, FL Improvement District                                  5.350          05/01/2015         1,188,624
----------------------------------------------------------------------------------------------------------------------------------
   4,200,000  West Villages, FL Improvement District                                  5.500          05/01/2037         3,693,942
----------------------------------------------------------------------------------------------------------------------------------
   3,500,000  West Villages, FL Improvement District                                  5.500          05/01/2038         3,073,525
----------------------------------------------------------------------------------------------------------------------------------
   7,450,000  West Villages, FL Improvement District                                  5.800          05/01/2036         6,853,851
----------------------------------------------------------------------------------------------------------------------------------
   5,075,000  Westridge, FL Community Devel. District                                 5.800          05/01/2037         4,663,976
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  Westside, FL Community Devel. District                                  5.650          05/01/2037         5,395,560
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Winter Garden Village at Fowler Groves, FL
              Community Devel. District Special Tax                                   5.650          05/01/2037         1,407,165
----------------------------------------------------------------------------------------------------------------------------------
     690,000  World Commerce, FL Community Devel. District
              Special Assessment                                                      5.500          05/01/2038           594,476
----------------------------------------------------------------------------------------------------------------------------------
   2,800,000  World Commerce, FL Community Devel. District
              Special Assessment                                                      6.500          05/01/2036         2,807,392
----------------------------------------------------------------------------------------------------------------------------------
   2,250,000  Wyld Palms, FL Community Devel. District                                5.400          05/01/2015         2,127,218
----------------------------------------------------------------------------------------------------------------------------------
   1,465,000  Wyld Palms, FL Community Devel. District                                5.500          05/01/2038         1,286,490
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Zephyr Ridge, FL Community Devel. District                              5.250          05/01/2013           479,605
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Zephyr Ridge, FL Community Devel. District                              5.625          05/01/2037           895,970
                                                                                                                    --------------
                                                                                                                      539,573,498

GEORGIA--5.2%
  13,140,000  Athens, GA Area Facilities Corp. COP (Georgia Dept.
              of Labor) 2                                                             5.000          06/15/2037        12,900,261
----------------------------------------------------------------------------------------------------------------------------------
     270,000  Athens, GA Area Facilities Corp. COP (Georgia Dept.
              of Labor)                                                               5.000          06/15/2037           265,073
----------------------------------------------------------------------------------------------------------------------------------
  13,140,000  Atlanta, GA Devel. Authority Student Hsg.
              (ADA/CAU Partners)                                                      6.000          07/01/2036        13,738,921
----------------------------------------------------------------------------------------------------------------------------------
   3,945,000  Atlanta, GA Devel. Authority Student Hsg.
              (ADA/CAU Partners) 1                                                    6.250          07/01/2024         4,274,565
----------------------------------------------------------------------------------------------------------------------------------
   2,470,000  Atlanta, GA Devel. Authority Student Hsg.
              (ADA/CAU Partners) 1                                                    6.250          07/01/2036         2,626,746
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Atlanta, GA HDC (Bedford Tower)                                         6.250          01/01/2015            15,146
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Chatham County, GA Hospital Authority (Memorial
              Health University Medical Center)                                       5.500          01/01/2034            19,392
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Clark County, GA Hospital Authority (Athens
              Regional Medical)                                                       5.250          01/01/2029            10,228
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Columbus, GA Building Authority                                         5.500          04/01/2013            51,076
----------------------------------------------------------------------------------------------------------------------------------


                      16 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     15,000  Dalton, GA Devel. Authority (Hamilton Health Care
              System)                                                                 5.000%         08/15/2028     $      15,183
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Dalton, GA Devel. Authority (Hamilton Health Care
              System/Hamilton Medical Center Obligated Group)                         5.375          08/15/2016            30,625
----------------------------------------------------------------------------------------------------------------------------------
      20,000  De Kalb County, GA Devel. Authority (General
              Motors Corp.)                                                           6.000          03/15/2021            19,810
----------------------------------------------------------------------------------------------------------------------------------
   9,545,000  De Kalb County, GA Devel. Authority Public Purpose                      5.500          12/10/2023         9,539,368
----------------------------------------------------------------------------------------------------------------------------------
      10,000  De Kalb County, GA Hsg. Authority (Spring Chase
              Apartments)                                                             5.400          11/01/2030            10,146
----------------------------------------------------------------------------------------------------------------------------------
   3,805,000  East Point, GA (Camp Creek), Series B                                   8.000          02/01/2026         4,214,989
----------------------------------------------------------------------------------------------------------------------------------
   5,695,000  East Point, GA (Camp Creek), Series B                                   8.000          02/01/2026         6,308,636
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Fulton County, GA Devel. Authority (Georgia Tech
              Foundation Facilities)                                                  5.000          09/01/2027            45,558
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Fulton County, GA Hospital Authority (Northside
              Hospital)                                                               5.125          10/01/2016           100,114
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Fulton County, GA Hospital Authority (Northside
              Hospital)                                                               5.375          10/01/2012            10,013
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Fulton County, GA Residential Care Facilities
              (Canterbury Court)                                                      6.125          02/15/2034         2,034,200
----------------------------------------------------------------------------------------------------------------------------------
      25,000  GA Hsg. & Finance Authority (Hunters Grove)                             5.850          01/01/2017            25,444
----------------------------------------------------------------------------------------------------------------------------------
  22,000,000  GA Main Street Natural Gas 2                                            5.500          09/15/2026        22,532,620
----------------------------------------------------------------------------------------------------------------------------------
  13,000,000  GA Main Street Natural Gas 2                                            5.500          09/15/2027        13,275,990
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  GA Main Street Natural Gas 2                                            5.500          09/15/2028         5,102,780
----------------------------------------------------------------------------------------------------------------------------------
     170,000  GA Municipal Electric Authority                                         6.500          01/01/2017           196,884
----------------------------------------------------------------------------------------------------------------------------------
  11,090,000  GA Municipal Electric Authority                                         6.500          01/01/2017        12,868,614
----------------------------------------------------------------------------------------------------------------------------------
     120,000  GA Municipal Electric Authority, Series A                               5.000          11/01/2024           120,103
----------------------------------------------------------------------------------------------------------------------------------
     500,000  GA Municipal Electric Authority, Series X                               6.500          01/01/2012           530,705
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Henry County, GA Water and Sewerage Authority                           5.000          02/01/2026            40,779
----------------------------------------------------------------------------------------------------------------------------------
   2,340,000  Northwestern Gwinnett County, GA Facilities Corp.
              COP (Dept. of Labor) 2                                                  5.000          06/15/2021         2,357,681
----------------------------------------------------------------------------------------------------------------------------------
     930,000  Northwestern Gwinnett County, GA Facilities Corp.
              COP (Dept. of Motor Vehicle Safety) 2                                   5.000          06/15/2021           937,027
----------------------------------------------------------------------------------------------------------------------------------
   4,465,000  Northwestern Gwinnett County, GA Facilities Corp.
              II COP (Georgia Dept. of Driver Services) 2                             5.000          06/15/2028         4,498,737
----------------------------------------------------------------------------------------------------------------------------------
   1,770,000  Northwestern Gwinnett County, GA Facilities Corp.
              II COP (Georgia Dept. of Driver Services) 2                             5.000          06/15/2028         1,783,374
----------------------------------------------------------------------------------------------------------------------------------
   3,160,000  Northwestern Gwinnett County, GA Facilities Corp.
              II COP (Georgia Dept. of Driver Services) 2                             5.000          06/15/2029         3,183,876
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Private Colleges & Universities Authority, GA (Emory
              University)                                                             5.125          11/01/2027            50,543
----------------------------------------------------------------------------------------------------------------------------------
     860,000  Private Colleges & Universities Authority, GA
              (Mercer University)                                                     5.375          10/01/2029           865,083
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Private Colleges & Universities Authority, GA
              (Mercer University)                                                     5.375          06/01/2031             5,008
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Richmond County, GA Water & Sewer                                       5.125          10/01/2017            15,161
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Savannah, GA EDA (Skidway Health & Living
              Services)                                                               7.400          01/01/2024           529,240
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Savannah, GA EDA (University Financing
              Foundation)                                                             6.750          11/15/2020            32,133
----------------------------------------------------------------------------------------------------------------------------------
     235,000  Savannah, GA EDA (University Financing
              Foundation)                                                             6.750          11/15/2031           248,893
----------------------------------------------------------------------------------------------------------------------------------


                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     20,000  Savannah, GA Resource Recovery Devel. Authority                         5.100%         08/01/2014     $      20,024
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Smyrna, GA Hospital Authority (Emory-Adventist
              Hospital)                                                               5.500          08/01/2016            25,286
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Smyrna, GA Hospital Authority (Emory-Adventist
              Hospital)                                                               5.500          08/01/2026            30,314
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Ware County, GA Hospital Authority (Southeast
              Health Unit)                                                            6.625          03/01/2017            46,350
                                                                                                                    --------------
                                                                                                                      125,552,699

HAWAII--0.2%
   4,200,000  HI Dept. of Budget & Finance Special Purpose
              (Kahala Nui)                                                            8.000          11/15/2033         4,782,120
----------------------------------------------------------------------------------------------------------------------------------
     500,000  HI Dept. of Budget & Finance Special Purpose
              (Kahala Senior Living Community)                                        7.875          11/15/2023           568,895
----------------------------------------------------------------------------------------------------------------------------------
     170,000  HI HFDC (Single Family Mtg.)                                            5.450          07/01/2017           176,254
                                                                                                                    --------------
                                                                                                                        5,527,269

IDAHO--1.7%
  17,120,000  ID Health Facilities Authority (Portneuf Medical
              Center)                                                                 5.000          09/01/2035        16,815,778
----------------------------------------------------------------------------------------------------------------------------------
      65,000  ID Hsg. Agency (Multifamily Hsg.)                                       6.700          07/01/2024            65,063
----------------------------------------------------------------------------------------------------------------------------------
      20,000  ID Hsg. Agency (Single Family Mtg.)                                     5.800          07/01/2025            20,017
----------------------------------------------------------------------------------------------------------------------------------
  16,870,000  Nez Perce County, ID Pollution Control (Potlatch
              Corp.)                                                                  6.000          10/01/2024        16,983,704
----------------------------------------------------------------------------------------------------------------------------------
   5,360,000  Pocatello, ID Devel. Authority Revenue Allocation
              Tax Increment, Series A                                                 6.000          08/01/2028         5,123,892
----------------------------------------------------------------------------------------------------------------------------------
   2,980,000  Twin Falls, ID Urban Renewal Agency, Series A                           5.450          08/01/2022         2,901,715
                                                                                                                    --------------
                                                                                                                       41,910,169

ILLINOIS--5.6%
     600,000  Annawan, IL Tax Increment (Patriot Renewable
              Fuels)                                                                  5.625          01/01/2018           581,274
----------------------------------------------------------------------------------------------------------------------------------
   1,825,000  Bedford Park, IL Tax                                                    5.125          12/30/2018         1,803,502
----------------------------------------------------------------------------------------------------------------------------------
     990,000  Bryant, IL Pollution Control (Central Illinois Light
              Company)                                                                5.900          08/01/2023           998,672
----------------------------------------------------------------------------------------------------------------------------------
     355,000  Carol Stream, IL Tax (Geneva Crossing)                                  5.000          12/30/2021           342,231
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Cary, IL Special Tax (Special Service Area No. 1)                       5.000          03/01/2030           993,280
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Cary, IL Special Tax (Special Service Area No. 2)                       5.000          03/01/2030         1,986,560
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Chicago, IL GO                                                          5.125          01/01/2029            40,874
----------------------------------------------------------------------------------------------------------------------------------
  10,055,000  Chicago, IL Midway Airport, Series A                                    5.500          01/01/2029        10,168,722
----------------------------------------------------------------------------------------------------------------------------------
     235,000  Chicago, IL Midway Airport, Series B                                    5.000          01/01/2035           237,761
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Chicago, IL O'Hare International Airport (Delta
              Airlines) 7                                                             6.450          05/01/2018         5,005,450
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Chicago, IL O'Hare International Airport (Passenger
              Facility Charge)                                                        5.625          01/01/2014            50,159
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Chicago, IL Sales Tax                                                   5.250          01/01/2028            10,273
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Chicago, IL Tax (Pilsen Redevel.)                                       6.750          06/01/2022         5,301,650
----------------------------------------------------------------------------------------------------------------------------------
     185,000  Chicago, IL Waterworks                                                  5.000          11/01/2025           186,922
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Cook County, IL (Jewish Federation)                                     6.000          08/15/2022            20,235
----------------------------------------------------------------------------------------------------------------------------------
   2,400,000  Cook County, IL Community School District GO                            7.125          06/01/2024         3,047,352
----------------------------------------------------------------------------------------------------------------------------------
   1,012,000  Cortland, IL Special Tax (Sheaffer System)                              5.500          03/01/2017           999,654
----------------------------------------------------------------------------------------------------------------------------------


                      18 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    500,000  Deerfield, IL Educational Facilities (Chicagoland
              Jewish High School)                                                     6.000%         05/01/2041     $     508,480
----------------------------------------------------------------------------------------------------------------------------------
     270,000  Du Page County, IL Special Service Area No. 31
              Special Tax (Monarch Landing)                                           5.400          03/01/2016           271,148
----------------------------------------------------------------------------------------------------------------------------------
     320,000  Du Page County, IL Special Service Area No. 31
              Special Tax (Monarch Landing)                                           5.625          03/01/2036           301,027
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Gilberts, IL Special Service Area No. 19 Special Tax
              (Conservancy)                                                           5.375          03/01/2016         1,180,063
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Hampshire, IL Special Service Area No. 16 (Crown
              Devel.-Prairie Ridge)                                                   6.000          03/01/2046         1,079,661
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Hampshire, IL Special Service Area No. 17 (Crown
              Devel.-Oakstead)                                                        6.000          03/01/2045         2,436,225
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Hampshire, IL Special Service Area No. 19 (Crown
              Devel.-Prairie Ridge East)                                              6.000          03/01/2046         1,461,465
----------------------------------------------------------------------------------------------------------------------------------
     310,000  IL Devel. Finance Authority (Community
              Rehabilitation Providers)                                               5.700          07/01/2019           314,473
----------------------------------------------------------------------------------------------------------------------------------
      10,000  IL Devel. Finance Authority (Geneva School District
              School 304)                                                             6.300          06/01/2010            10,023
----------------------------------------------------------------------------------------------------------------------------------
     145,000  IL Devel. Finance Authority Pollution Control
              (Central Illinois Public Service Company)                               5.700          08/15/2026           145,200
----------------------------------------------------------------------------------------------------------------------------------
     475,000  IL Devel. Finance Authority Pollution Control
              (Illinois Power Company) 1                                              5.400          03/01/2028           475,518
----------------------------------------------------------------------------------------------------------------------------------
     745,000  IL Devel. Finance Authority Pollution Control
              (Illinois Power Company) 1                                              5.400          03/01/2028           745,812
----------------------------------------------------------------------------------------------------------------------------------
   1,625,000  IL Educational Facilities Authority (Augustana
              College)                                                                5.625          10/01/2022         1,687,351
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  IL Educational Facilities Authority (Augustana
              College)                                                                5.700          10/01/2032         3,084,360
----------------------------------------------------------------------------------------------------------------------------------
   1,450,000  IL Educational Facilities Authority (Plum Creek
              Rolling Meadows)                                                        6.500          12/01/2037         1,471,112
----------------------------------------------------------------------------------------------------------------------------------
      35,000  IL Educational Facilities Authority (University of
              Chicago)                                                                5.125          07/01/2038            35,588
----------------------------------------------------------------------------------------------------------------------------------
   1,920,000  IL Finance Authority (Bethel Terrace Apartments) 1                      5.125          09/01/2025         1,834,483
----------------------------------------------------------------------------------------------------------------------------------
     400,000  IL Finance Authority (Central Baptist Village)                          5.375          11/15/2039           367,772
----------------------------------------------------------------------------------------------------------------------------------
     750,000  IL Finance Authority (Franciscan Communities)                           5.500          05/15/2027           729,428
----------------------------------------------------------------------------------------------------------------------------------
     750,000  IL Finance Authority (Franciscan Communities)                           5.500          05/15/2037           709,755
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  IL Finance Authority (Friendship Village
              Schaumburg)                                                             5.625          02/15/2037         1,887,740
----------------------------------------------------------------------------------------------------------------------------------
   3,440,000  IL Finance Authority (Illinois Charter Schools)                         5.375          09/01/2027         3,484,307
----------------------------------------------------------------------------------------------------------------------------------
   2,450,000  IL Finance Authority (Illinois Charter Schools)                         5.375          09/01/2032         2,457,228
----------------------------------------------------------------------------------------------------------------------------------
     500,000  IL Finance Authority (Luther Oaks)                                      5.700          08/15/2028           493,955
----------------------------------------------------------------------------------------------------------------------------------
     500,000  IL Finance Authority (Luther Oaks)                                      6.000          08/15/2039           500,790
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  IL Finance Authority (Lutheran Social Services of
              Illinois/Vesper Management Corp. Obligated
              Group)                                                                  5.125          08/15/2028           906,100
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  IL Finance Authority (Noble Network Charter
              Schools)                                                                5.000          09/01/2027         1,704,343
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  IL Finance Authority (Noble Network Charter
              Schools)                                                                5.000          09/01/2031         1,912,680
----------------------------------------------------------------------------------------------------------------------------------
   3,495,000  IL Finance Authority (Noble Network Charter
              Schools)                                                                5.000          09/01/2032         3,334,649
----------------------------------------------------------------------------------------------------------------------------------


                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  IL Finance Authority Student Hsg. (MJH Education
              Assistance)                                                             5.125%         06/01/2035     $   2,556,990
----------------------------------------------------------------------------------------------------------------------------------
      30,000  IL GO                                                                   5.125          12/01/2010            30,039
----------------------------------------------------------------------------------------------------------------------------------
      15,000  IL GO                                                                   5.125          12/01/2011            15,019
----------------------------------------------------------------------------------------------------------------------------------
   1,395,000  IL GO                                                                   5.125          12/01/2017         1,396,758
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  IL GO                                                                   5.250          07/01/2022         1,011,090
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  IL Health Facilities Authority (Covenant Retirement
              Communities)                                                            5.625          12/01/2032         5,127,250
----------------------------------------------------------------------------------------------------------------------------------
      35,000  IL Health Facilities Authority (Decatur Memorial
              Hospital)                                                               5.375          11/15/2021            35,386
----------------------------------------------------------------------------------------------------------------------------------
      60,000  IL Health Facilities Authority (EMH/EMHH/EMHS
              Obligated Group)                                                        5.625          01/01/2028            62,140
----------------------------------------------------------------------------------------------------------------------------------
      10,000  IL Health Facilities Authority (Holy Family Medical
              Center)                                                                 5.000          08/15/2027            10,062
----------------------------------------------------------------------------------------------------------------------------------
      35,000  IL Health Facilities Authority (Holy Family Medical
              Center)                                                                 5.125          08/15/2022            35,295
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  IL Health Facilities Authority (Lake Forest Hospital)                   6.000          07/01/2033         4,222,200
----------------------------------------------------------------------------------------------------------------------------------
      75,000  IL Health Facilities Authority (Loyola University)                      5.000          07/01/2024            75,800
----------------------------------------------------------------------------------------------------------------------------------
      15,000  IL Health Facilities Authority (Northwestern Medical
              Faculty Foundation)                                                     5.125          11/15/2028            15,225
----------------------------------------------------------------------------------------------------------------------------------
      80,000  IL Health Facilities Authority (Rockford Memorial
              Hospital/Rockford Memorial Health Services Corp.
              Obligated Group)                                                        5.000          08/15/2021            80,567
----------------------------------------------------------------------------------------------------------------------------------
      25,000  IL Health Facilities Authority (Sarah Bush Lincoln
              Health Center)                                                          5.500          02/15/2016            25,313
----------------------------------------------------------------------------------------------------------------------------------
      85,000  IL Health Facilities Authority (Sarah Bush Lincoln
              Health Center)                                                          5.750          02/15/2022            86,118
----------------------------------------------------------------------------------------------------------------------------------
     250,000  IL Health Facilities Authority (Sherman Health
              System)                                                                 5.500          08/01/2012           252,848
----------------------------------------------------------------------------------------------------------------------------------
  14,000,000  IL Health Facilities Authority (Sinai Health System) 2                  5.100          08/15/2033        14,240,940
----------------------------------------------------------------------------------------------------------------------------------
     100,000  IL Metropolitan Pier & Exposition Authority                             5.250          06/15/2012           100,108
----------------------------------------------------------------------------------------------------------------------------------
     505,000  IL Metropolitan Pier & Exposition Authority                             5.250          06/15/2027           508,692
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  IL Metropolitan Pier & Exposition Authority
              (McCormick Place Expansion) 2                                           5.000          12/15/2028        10,282,950
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Lake County, IL HFC, Series A                                           6.700          11/01/2014            30,052
----------------------------------------------------------------------------------------------------------------------------------
   3,735,000  Lakemoor Village, IL Special Tax                                        5.000          03/01/2027         3,749,903
----------------------------------------------------------------------------------------------------------------------------------
   2,725,000  Lincolnshire, IL Special Service Area No. 1 Special Tax
              (Sedgebrook) 1                                                          6.250          03/01/2034         2,798,139
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Lombard, IL Public Facilities Corp. (Conference
              Center & Hotel)                                                         5.500          01/01/2030         3,038,130
----------------------------------------------------------------------------------------------------------------------------------
   1,575,000  Lombard, IL Public Facilities Corp. (Conference
              Center & Hotel) 1                                                       5.500          01/01/2036         1,586,718
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Lombard, IL Public Facilities Corp. (Conference
              Center & Hotel)                                                         7.125          01/01/2036         3,204,090
----------------------------------------------------------------------------------------------------------------------------------
   1,455,000  Manhattan, IL Special Service Area Special Tax
              (Groebe Farm-Stonegate)                                                 6.125          03/01/2040         1,398,750
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Plano, IL Special Service Area No. 5                                    6.000          03/01/2036         1,222,413
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Schaumburg, IL Multifamily Hsg. (Plum Grove)                            6.050          02/01/2031           514,130
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Southwestern, IL Devel. Authority (Eden Retirement
              Center)                                                                 5.850          12/01/2036           497,890
----------------------------------------------------------------------------------------------------------------------------------
   1,150,000  Southwestern, IL Devel. Authority (Village of Sauget)                   5.625          11/01/2026         1,116,708
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Springfield, IL Water                                                   5.400          03/01/2015            30,341
----------------------------------------------------------------------------------------------------------------------------------


                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Volo Village, IL Special Service Area (Lancaster Falls)                 5.750%         03/01/2036     $     944,640
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Volo Village, IL Special Service Area (Remington
              Pointe) 1                                                               6.450          03/01/2034         4,075,600
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Woodridge, IL Multifamily Hsg. (Hawthorn Ridge)                         5.650          12/20/2032            10,225
----------------------------------------------------------------------------------------------------------------------------------
   1,820,000  Yorkville, IL United City Special Services Area Special
              Tax (Bristol Bay)                                                       5.875          03/01/2036         1,749,530
----------------------------------------------------------------------------------------------------------------------------------
   1,739,000  Yorkville, IL United City Special Services Area Special
              Tax (Raintree Village II)                                               6.250          03/01/2035         1,761,485
                                                                                                                    --------------
                                                                                                                      135,204,841

INDIANA--1.4%
   4,815,000  Boone County, IN Redevel. Commission, Series A                          5.250          02/01/2034         4,844,805
----------------------------------------------------------------------------------------------------------------------------------
   4,080,000  Dekalb City, IN Hospital Authority (Dekalb
              Memorial Hospital) 1                                                    5.000          08/01/2016         4,031,366
----------------------------------------------------------------------------------------------------------------------------------
   1,600,000  Hamilton County, IN Redevel. District (Thomas
              Electrics)                                                              5.100          02/01/2031         1,533,664
----------------------------------------------------------------------------------------------------------------------------------
      55,000  IN Devel. Finance Authority (USX Corp.)                                 5.600          12/01/2032            55,443
----------------------------------------------------------------------------------------------------------------------------------
     330,000  IN Devel. Finance Authority (USX Corp.)                                 6.150          07/15/2022           336,603
----------------------------------------------------------------------------------------------------------------------------------
   1,625,000  IN H&EFA (Community Foundation Northwest
              Indiana)                                                                5.500          03/01/2037         1,623,684
----------------------------------------------------------------------------------------------------------------------------------
      30,000  IN Health Facility Financing Authority (Ancilla
              System)                                                                 5.250          07/01/2022            30,336
----------------------------------------------------------------------------------------------------------------------------------
      15,000  IN Health Facility Financing Authority (Community
              Hospital of Anderson)                                                   6.000          01/01/2023            15,014
----------------------------------------------------------------------------------------------------------------------------------
      15,000  IN Health Facility Financing Authority (Deaconess
              Hospital)                                                               5.500          03/01/2029            15,259
----------------------------------------------------------------------------------------------------------------------------------
      20,000  IN Health Facility Financing Authority (Hancock
              Memorial Hospital & Health Services)                                    6.125          08/15/2017            20,213
----------------------------------------------------------------------------------------------------------------------------------
      70,000  IN Health Facility Financing Authority (Kings
              Daughters Hospital Assoc.)                                              5.625          08/15/2027            70,865
----------------------------------------------------------------------------------------------------------------------------------
      15,000  IN HFA (Single Family Mtg.)                                             6.800          01/01/2017            15,395
----------------------------------------------------------------------------------------------------------------------------------
      50,000  IN Municipal Power Agency, Series A                                     5.300          01/01/2023            50,565
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Indianapolis, IN Gas Utility (Distribution System)                      5.000          08/15/2024            10,086
----------------------------------------------------------------------------------------------------------------------------------
      70,000  Marion County, IN Convention & Recreational
              Facilities Authority                                                    5.000          06/01/2027            70,553
----------------------------------------------------------------------------------------------------------------------------------
      55,000  Marion County, IN Convention & Recreational
              Facilities Authority                                                    5.000          06/01/2027            55,708
----------------------------------------------------------------------------------------------------------------------------------
   4,750,000  North Manchester, IN (Estelle Peabody Memorial
              Home) 1                                                                 7.125          07/01/2022         4,872,218
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Petersburg, IN Pollution Control (Indianapolis Power
              & Light Company)                                                        5.400          08/01/2017            67,109
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Portage, IN Economic Devel. (Ameriplex)                                 5.000          01/15/2027           977,590
----------------------------------------------------------------------------------------------------------------------------------
   2,250,000  Shelbyville, IN Redevel. District Tax Increment
              (Central Shelbyville Economic)                                          6.500          07/01/2022         2,244,488
----------------------------------------------------------------------------------------------------------------------------------
     240,000  St. Joseph County, IN Economic Devel. (Holy Cross
              Village Notre Dame)                                                     6.000          05/15/2038           240,151
----------------------------------------------------------------------------------------------------------------------------------
  13,000,000  St. Joseph County, IN Hospital Authority 2                              4.460 6        08/15/2046        12,025,000
----------------------------------------------------------------------------------------------------------------------------------
   1,625,000  Vigo County, IN Hospital Authority (Union
              Hospital)                                                               5.800          09/01/2047         1,575,828
                                                                                                                    --------------
                                                                                                                       34,781,943


                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
IOWA--2.5%
----------------------------------------------------------------------------------------------------------------------------------
$    400,000  Bremer County, IA Retirement Facilities (Bartels
              Lutheran)                                                               5.125%         11/15/2020     $     385,440
----------------------------------------------------------------------------------------------------------------------------------
     700,000  Bremer County, IA Retirement Facilities (Bartels
              Lutheran)                                                               5.375          11/15/2027           667,387
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Coralville, IA Urban Renewal                                            5.000          06/01/2047           185,168
----------------------------------------------------------------------------------------------------------------------------------
     125,000  Coralville, IA Urban Renewal                                            5.125          06/01/2039           119,903
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Coralville, IA Urban Renewal                                            5.750          06/01/2028           250,035
----------------------------------------------------------------------------------------------------------------------------------
   1,050,000  Coralville, IA Urban Renewal                                            6.000          06/01/2036         1,057,235
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Dickinson County, IA Hsg. (Spirit Lake)                                 5.875          12/01/2036           952,520
----------------------------------------------------------------------------------------------------------------------------------
     450,000  Dubuque County, IA Private College Facility (Clarke
              College of Dubuque Iowa)                                                5.250          09/01/2013           448,961
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Hills, IA (Mercy Hospital)                                              5.000          08/15/2028            25,391
----------------------------------------------------------------------------------------------------------------------------------
     750,000  IA Finance Authority (Amity Fellowserve)                                6.500          10/01/2036           764,760
----------------------------------------------------------------------------------------------------------------------------------
     400,000  IA Finance Authority (Boys & Girls Home and Family
              Services)                                                               5.900          12/01/2028           401,032
----------------------------------------------------------------------------------------------------------------------------------
     325,000  IA Finance Authority (Mercy Health Services)                            5.250          08/15/2027           328,585
----------------------------------------------------------------------------------------------------------------------------------
      50,000  IA Finance Authority Health Care Facilities (Genesis
              Medical Center)                                                         5.200          07/01/2017            50,052
----------------------------------------------------------------------------------------------------------------------------------
   1,235,000  IA Finance Authority Health Facilities (Care
              Initiatives)                                                            5.500          07/01/2025         1,242,929
----------------------------------------------------------------------------------------------------------------------------------
     500,000  IA Finance Authority Retirement Community
              (Friendship Haven)                                                      5.750          11/15/2019           500,935
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  IA Finance Authority Retirement Community
              (Friendship Haven)                                                      6.000          11/15/2024         1,006,050
----------------------------------------------------------------------------------------------------------------------------------
     900,000  IA Finance Authority Retirement Community
              (Friendship Haven)                                                      6.125          11/15/2032           907,479
----------------------------------------------------------------------------------------------------------------------------------
     350,000  IA Finance Authority Senior Hsg. (Bethany Manor)                        5.450          11/01/2026           338,352
----------------------------------------------------------------------------------------------------------------------------------
     500,000  IA Finance Authority Senior Hsg. (Wedum Walnut
              Ridge)                                                                  5.375          06/01/2025           474,365
----------------------------------------------------------------------------------------------------------------------------------
   4,185,000  IA Higher Education Loan Authority (Wartburg
              College)                                                                5.250          10/01/2030         4,182,029
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  IA Higher Education Loan Authority (Wartburg
              College)                                                                5.300          10/01/2037         2,997,630
----------------------------------------------------------------------------------------------------------------------------------
  46,250,000  IA Tobacco Settlement Authority (TASC) 2                                5.625          06/01/2046        43,684,729
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Iowa City, IA Sewer                                                     5.500          07/01/2022            40,054
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Iowa City, IA Sewer                                                     5.750          07/01/2021            30,052
                                                                                                                    --------------
                                                                                                                       61,041,073
KANSAS--0.5%
   1,680,000  Hays, KS Sales Tax                                                      6.000          01/01/2025         1,711,416
----------------------------------------------------------------------------------------------------------------------------------
   2,735,000  KS Devel. Finance Authority (Luther Gardens)                            5.600          05/20/2034         2,906,047
----------------------------------------------------------------------------------------------------------------------------------
   1,850,000  KS Independent College Finance Authority
              (Newman University)                                                     4.875          10/01/2023         1,771,838
----------------------------------------------------------------------------------------------------------------------------------
     550,000  KS Independent College Finance Authority
              (Newman University)                                                     5.000          10/01/2028           523,595
----------------------------------------------------------------------------------------------------------------------------------
      95,000  La Cygne, KS Pollution Control (Kansas Gas &
              Electric Company)                                                       5.100          03/01/2023            95,093
----------------------------------------------------------------------------------------------------------------------------------
     300,000  Labette County, KS Hospital Revenue                                     5.750          09/01/2029           300,195
----------------------------------------------------------------------------------------------------------------------------------
     275,000  Labette County, KS Hospital Revenue                                     5.750          09/01/2037           273,809
----------------------------------------------------------------------------------------------------------------------------------
     735,000  Overland Park, KS Transportation Devel. District
              (Grass Creek)                                                           4.850          09/01/2016           732,810
----------------------------------------------------------------------------------------------------------------------------------


                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
KANSAS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  2,485,000  Pittsburgh, KS Special Obligation (North Broadway
              Redevel.)                                                               4.900%         04/01/2024     $   2,363,459
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Sterling, KS Educational Facilities (Sterling College)                  5.375          11/01/2027            48,745
----------------------------------------------------------------------------------------------------------------------------------
     300,000  Sterling, KS Educational Facilities (Sterling College)                  5.500          11/01/2032           293,031
                                                                                                                    --------------
                                                                                                                       11,020,038

KENTUCKY--0.0%
      30,000  Jefferson County, KY Health Facilities (Alliant Health
              System)                                                                 5.125          10/01/2027            30,322
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Jefferson County, KY Health Facilities (University
              Medical Center)                                                         5.250          07/01/2022            75,822
----------------------------------------------------------------------------------------------------------------------------------
     510,000  Jefferson County, KY Health Facilities (University
              Medical Center)                                                         5.500          07/01/2017           515,799
----------------------------------------------------------------------------------------------------------------------------------
     970,000  Kenton County, KY Airport (Delta Airlines) 7,8,9                        8.000          12/01/2015            29,100
----------------------------------------------------------------------------------------------------------------------------------
     215,000  KY EDFA (St. Claire Medical Center)                                     5.625          09/01/2021           215,297
----------------------------------------------------------------------------------------------------------------------------------
      80,000  KY Hsg. Corp.                                                           5.200          07/01/2022            81,866
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Louisville & Jefferson County, KY Metropolitan
              Sewer District                                                          5.200          05/15/2025            40,436
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Springfield, KY Educational Devel. (St. Catherine
              College)                                                                5.750          10/01/2035            15,294
                                                                                                                    --------------
                                                                                                                        1,003,936

LOUISIANA--2.3%
   5,010,000  Calcasieu Parish, LA Industrial Devel. Board (Olin
              Corp.)                                                                  6.625          02/01/2016         5,221,773
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Calcasieu Parish, LA Industrial Devel. Board Pollution
              Control (Entergy Gulf States)                                           5.450          07/01/2010            10,008
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Epps, LA COP                                                            8.000          06/01/2018            62,365
----------------------------------------------------------------------------------------------------------------------------------
  24,000,000  Jefferson Parish, LA Finance Authority (Single Family
              Mtg.) 2                                                                 5.250          12/01/2032        25,140,720
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Jefferson Parish, LA Finance Authority (Single Family
              Mtg.)                                                                   5.700          12/01/2048         5,433,850
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  LA Local Government EF&CD Authority (Baton
              Rouge Student Hsg.)                                                     5.250          09/01/2018         2,038,780
----------------------------------------------------------------------------------------------------------------------------------
      35,000  LA Local Government EF&CD Authority (Baton
              Rouge Student Hsg.)                                                     5.250          09/01/2035            33,637
----------------------------------------------------------------------------------------------------------------------------------
   3,085,000  LA Local Government EF&CD Authority (Baton
              Rouge Student Hsg.)                                                     5.500          09/01/2022         3,159,534
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  LA Local Government EF&CD Authority (Bellemont
              Apartments)                                                             6.000          09/01/2022         1,020,240
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  LA Local Government EF&CD Authority (Bellemont
              Apartments)                                                             6.000          09/01/2027         1,775,060
----------------------------------------------------------------------------------------------------------------------------------
   3,825,000  LA Local Government EF&CD Authority (Bellemont
              Apartments)                                                             6.000          09/01/2035         3,868,529
----------------------------------------------------------------------------------------------------------------------------------
     790,000  LA Local Government EF&CD Authority (Bellemont
              Apartments)                                                             7.500          09/01/2016           816,441
----------------------------------------------------------------------------------------------------------------------------------
   1,355,000  LA Local Government EF&CD Authority (Capital
              Projects and Equipment)                                                 6.550          09/01/2025         1,488,047
----------------------------------------------------------------------------------------------------------------------------------
      25,000  LA Public Facilities Authority (Dillard University)                     5.300          08/01/2026            26,281
----------------------------------------------------------------------------------------------------------------------------------
      45,000  LA Public Facilities Authority (Touro Infirmary)                        5.500          08/15/2019            45,604
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Lakeshore Villages Master, LA Community Devel.
              District                                                                5.250          07/01/2017         2,452,500
----------------------------------------------------------------------------------------------------------------------------------


                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    250,000  New Orleans, LA Aviation Board (Passenger Facility
              Charge)                                                                 6.000%         09/01/2019     $     250,368
----------------------------------------------------------------------------------------------------------------------------------
      75,000  New Orleans, LA Exhibit Hall Special Tax (Ernest N.
              Morial)                                                                 5.000          07/15/2027            75,287
----------------------------------------------------------------------------------------------------------------------------------
     135,000  New Orleans, LA Exhibit Hall Special Tax (Ernest N.
              Morial)                                                                 5.500          07/15/2018           135,192
----------------------------------------------------------------------------------------------------------------------------------
     290,000  New Orleans, LA Exhibit Hall Special Tax (Ernest N.
              Morial)                                                                 5.600          07/15/2025           290,438
----------------------------------------------------------------------------------------------------------------------------------
     250,000  New Orleans, LA GO                                                      5.500          12/01/2021           274,625
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Orleans Parish, LA Parishwide School District                           5.125          09/01/2018            40,118
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Orleans Parish, LA Parishwide School District                           5.375          09/01/2021            20,017
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Orleans Parish, LA School Board                                         5.300          09/01/2013            25,030
----------------------------------------------------------------------------------------------------------------------------------
     170,000  Orleans Parish, LA School Board                                         5.375          09/01/2018           170,153
----------------------------------------------------------------------------------------------------------------------------------
     300,000  Pointe Coupee Parish, LA Pollution Control (Gulf
              State Utilities Company)                                                6.700          03/01/2013           301,365
----------------------------------------------------------------------------------------------------------------------------------
     500,000  St. Tammany Parish, LA Hospital Service District (St.
              Tammany Parish Hospital)                                                5.000          07/01/2022           498,165
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Terrebonne Parish, LA Hospital Service District No. 1
              (Terrebonne General Medical Center)                                     5.375          04/01/2028            25,619
----------------------------------------------------------------------------------------------------------------------------------
      25,000  West Feliciana Parish, LA Pollution Control (Entergy
              Gulf States)                                                            7.000          11/01/2015            25,302
                                                                                                                    --------------
                                                                                                                       54,725,048

MARYLAND--0.9%
      25,000  Anne Arundel County, MD Multifamily Hsg. (Avalon
              Landing Apartments)                                                     6.150          07/01/2026            25,237
----------------------------------------------------------------------------------------------------------------------------------
     950,000  Baltimore, MD Convention Center                                         5.875          09/01/2039           980,951
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Baltimore, MD Wastewater                                                5.125          07/01/2042            10,332
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Frederick, MD (Carrollton Apartments)                                   5.850          03/01/2028           257,395
----------------------------------------------------------------------------------------------------------------------------------
      25,000  MD EDC Student Hsg. (Allegheny College Hsg.)                            5.750          09/01/2020            25,985
----------------------------------------------------------------------------------------------------------------------------------
      40,000  MD EDC Student Hsg. (Allegheny College Hsg.)                            6.000          09/01/2032            41,271
----------------------------------------------------------------------------------------------------------------------------------
   4,900,000  MD EDC Student Hsg. (Bowie State University)                            5.375          06/01/2033         4,451,356
----------------------------------------------------------------------------------------------------------------------------------
     620,000  MD EDC Student Hsg. (Collegiate Hsg. Foundation)                        5.750          06/01/2029           631,693
----------------------------------------------------------------------------------------------------------------------------------
     520,000  MD EDC Student Hsg. (Collegiate Hsg. Foundation)                        6.000          06/01/2030           536,406
----------------------------------------------------------------------------------------------------------------------------------
      50,000  MD EDC Student Hsg. (Morgan State University)                           6.000          07/01/2034            50,363
----------------------------------------------------------------------------------------------------------------------------------
     500,000  MD EDC Student Hsg. (Towson University)                                 5.000          07/01/2039           468,700
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  MD EDC Student Hsg. (University of Maryland)                            5.625          10/01/2023         1,940,600
----------------------------------------------------------------------------------------------------------------------------------
      65,000  MD EDC Student Hsg. (University Village at
              Sheppard Pratt)                                                         6.000          07/01/2033            67,128
----------------------------------------------------------------------------------------------------------------------------------
   8,115,000  MD H&HEFA (Civista Medical Center) 1                                    5.000          07/01/2037         8,128,146
----------------------------------------------------------------------------------------------------------------------------------
     625,000  MD H&HEFA (Edenwald)                                                    5.200          01/01/2024           612,906
----------------------------------------------------------------------------------------------------------------------------------
     200,000  MD H&HEFA (Edenwald)                                                    5.400          01/01/2031           197,124
----------------------------------------------------------------------------------------------------------------------------------
     200,000  MD H&HEFA (Edenwald)                                                    5.400          01/01/2037           196,524
----------------------------------------------------------------------------------------------------------------------------------
      65,000  MD H&HEFA (Johns Hopkins Hospital)                                      5.375          07/01/2020            65,726
----------------------------------------------------------------------------------------------------------------------------------
      20,000  MD H&HEFA (Medstar Health)                                              5.500          08/15/2033            20,458
----------------------------------------------------------------------------------------------------------------------------------
     220,000  MD H&HEFA (Montgomery General Hospital)                                 5.000          07/01/2023           223,533
----------------------------------------------------------------------------------------------------------------------------------
      50,000  MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated
              Group)                                                                  5.250          07/01/2035            50,374
----------------------------------------------------------------------------------------------------------------------------------
     200,000  MD H&HEFA (Washington Christian Academy)                                5.250          07/01/2018           200,490
----------------------------------------------------------------------------------------------------------------------------------
     100,000  MD Industrial Devel. Financing Authority (Our Lady
              of Good Counsel)                                                        5.500          05/01/2020           101,503
----------------------------------------------------------------------------------------------------------------------------------


                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    150,000  MD Industrial Devel. Financing Authority (Our Lady
              of Good Counsel)                                                        6.000%         05/01/2035     $     153,404
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Prince Georges County, MD Special District (Victoria
              Falls)                                                                  5.250          07/01/2035           923,940
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Salisbury, MD Special Obligation (Villages at
              Aydelotte Farm)                                                         5.250          01/01/2037           686,835
                                                                                                                    --------------
                                                                                                                       21,048,380

MASSACHUSETTS--2.3%
      70,000  Boston, MA Industrial Devel. Financing Authority
              (Boston Alzheimer's Center)                                             5.900          02/01/2022            71,499
----------------------------------------------------------------------------------------------------------------------------------
   6,210,000  MA Devel. Finance Agency (Boston Architectural
              College) 1                                                              5.000          01/01/2037         5,842,430
----------------------------------------------------------------------------------------------------------------------------------
     100,000  MA Devel. Finance Agency (Boston Biomedical
              Research)                                                               5.750          02/01/2029           100,977
----------------------------------------------------------------------------------------------------------------------------------
   1,850,000  MA Devel. Finance Agency (Curry College)                                5.000          03/01/2035         1,761,237
----------------------------------------------------------------------------------------------------------------------------------
   3,370,000  MA Devel. Finance Agency (Curry College)                                5.000          03/01/2036         3,201,028
----------------------------------------------------------------------------------------------------------------------------------
   2,890,000  MA Devel. Finance Agency (Curry College)                                5.250          03/01/2026         2,914,045
----------------------------------------------------------------------------------------------------------------------------------
     800,000  MA Devel. Finance Agency (Eastern Nazarene
              College)                                                                5.625          04/01/2019           804,144
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  MA Devel. Finance Agency (Eastern Nazarene
              College)                                                                5.625          04/01/2029         1,974,180
----------------------------------------------------------------------------------------------------------------------------------
     260,000  MA Devel. Finance Agency (Evergreen Center)                             5.500          01/01/2035           257,265
----------------------------------------------------------------------------------------------------------------------------------
     610,000  MA Devel. Finance Agency (Loomis House/Loomis
              Communities Obligated Group)                                            5.750          07/01/2023           619,498
----------------------------------------------------------------------------------------------------------------------------------
      50,000  MA Devel. Finance Agency (Northern Berkshire
              Community Services)                                                     6.250          08/15/2029            51,324
----------------------------------------------------------------------------------------------------------------------------------
     350,000  MA Devel. Finance Agency (Orchard Cove)                                 5.250          10/01/2037           323,726
----------------------------------------------------------------------------------------------------------------------------------
   3,325,000  MA Devel. Finance Agency (Pacific Rim Charter
              Public School)                                                          5.125          06/01/2031         3,236,123
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  MA Devel. Finance Agency (Seven Hills Foundation
              & Affiliates)                                                           5.000          09/01/2035         2,451,950
----------------------------------------------------------------------------------------------------------------------------------
     545,000  MA Devel. Finance Agency (Symmes Life Care)                             5.000          03/01/2035           534,612
----------------------------------------------------------------------------------------------------------------------------------
      25,000  MA H&EFA (Beverly Hospital Corp.)                                       5.250          07/01/2023            25,025
----------------------------------------------------------------------------------------------------------------------------------
   6,300,000  MA H&EFA (Capital Asset Program) 7                                      5.950 6        07/01/2030         6,300,000
----------------------------------------------------------------------------------------------------------------------------------
  14,040,000  MA H&EFA (Emerson Hospital)                                             5.000          08/15/2025        14,092,931
----------------------------------------------------------------------------------------------------------------------------------
   3,845,000  MA H&EFA (Emerson Hospital) 1                                           5.000          08/15/2035         3,771,099
----------------------------------------------------------------------------------------------------------------------------------
   1,400,000  MA H&EFA (Nichols College)                                              6.125          10/01/2029         1,453,718
----------------------------------------------------------------------------------------------------------------------------------
     150,000  MA H&EFA (Schepens Eye Research Institute)                              6.500          07/01/2028           158,945
----------------------------------------------------------------------------------------------------------------------------------
     125,000  MA H&EFA (South Shore Hospital)                                         5.500          07/01/2013           125,178
----------------------------------------------------------------------------------------------------------------------------------
      60,000  MA H&EFA (VC/TC/FRS/VCS Obligated Group)                                5.300          11/15/2028            60,075
----------------------------------------------------------------------------------------------------------------------------------
     270,000  MA Industrial Finance Agency (Avon Associates)                          5.375          04/01/2020           271,253
----------------------------------------------------------------------------------------------------------------------------------
     750,000  MA Industrial Finance Agency (Concord Academy)                          5.500          09/01/2027           765,758
----------------------------------------------------------------------------------------------------------------------------------
     690,000  MA Industrial Finance Agency (St. John's High
              School)                                                                 5.350          06/01/2028           695,851
----------------------------------------------------------------------------------------------------------------------------------
      20,000  MA Turnpike Authority, Series A                                         5.000          01/01/2039            20,156
----------------------------------------------------------------------------------------------------------------------------------
     440,000  MA Turnpike Authority, Series A                                         5.125          01/01/2017           447,779
----------------------------------------------------------------------------------------------------------------------------------
     485,000  MA Turnpike Authority, Series A                                         5.125          01/01/2023           491,795
----------------------------------------------------------------------------------------------------------------------------------
     100,000  MA Turnpike Authority, Series B                                         5.125          01/01/2023           101,401
----------------------------------------------------------------------------------------------------------------------------------
   1,510,000  MA Turnpike Authority, Series B 1                                       5.250          01/01/2029         1,531,744
----------------------------------------------------------------------------------------------------------------------------------


                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    240,000  Quincy, MA (Quincy Hospital)                                            5.250%         01/15/2016     $     240,300
                                                                                                                    --------------
                                                                                                                       54,697,046
MICHIGAN--1.6%
      50,000  Byron Center, MI Public Schools                                         5.000          05/01/2024            50,275
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Clare County, MI Sewer Disposal System                                  5.850          11/01/2021            31,123
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Detroit, MI Local Devel. Finance Authority                              5.500          05/01/2021            10,124
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Detroit, MI Water Supply System, Series A                               5.000          07/01/2027            45,282
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Detroit, MI Wayne County Stadium Authority                              5.250          02/01/2027            25,385
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Detroit, MI Wayne County Stadium Authority                              5.500          02/01/2017            45,969
----------------------------------------------------------------------------------------------------------------------------------
   1,350,000  Dickinson County, MI Healthcare System                                  5.500          11/01/2013         1,386,801
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Flint, MI Hospital Building Authority (Hurley
              Medical Center)                                                         5.375          07/01/2018           196,092
----------------------------------------------------------------------------------------------------------------------------------
     130,000  Flint, MI Hospital Building Authority (Hurley
              Medical Center)                                                         5.375          07/01/2028           130,390
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Hamilton, MI Community School District                                  5.000          05/01/2024            25,137
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Howell, MI Public Schools                                               5.000          05/01/2025            51,668
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Kalamazoo, MI Hospital Finance Authority (Bronson
              Methodist Hospital)                                                     5.250          05/15/2018             5,084
----------------------------------------------------------------------------------------------------------------------------------
     395,000  Meridian, MI EDC (Burcham Hills)                                        5.250          07/01/2026           365,936
----------------------------------------------------------------------------------------------------------------------------------
     415,000  MI Hospital Finance Authority (Chelsea Community
              Hospital)                                                               5.000          05/15/2025           401,114
----------------------------------------------------------------------------------------------------------------------------------
   2,175,000  MI Hospital Finance Authority (Detroit Medical
              Group) 1                                                                5.250          08/15/2027         2,216,456
----------------------------------------------------------------------------------------------------------------------------------
      20,000  MI Hospital Finance Authority (MidMichigan
              Obligated Group)                                                        5.375          06/01/2027            20,419
----------------------------------------------------------------------------------------------------------------------------------
      10,000  MI Hospital Finance Authority (OHC/OUH
              Obligated Group)                                                        5.000          08/15/2018            10,173
----------------------------------------------------------------------------------------------------------------------------------
      75,000  MI Hospital Finance Authority (OHC/OUH
              Obligated Group)                                                        5.000          08/15/2031            75,879
----------------------------------------------------------------------------------------------------------------------------------
      30,000  MI Hospital Finance Authority (Pontiac Osteopathic
              Hospital)                                                               6.000          02/01/2014            30,025
----------------------------------------------------------------------------------------------------------------------------------
     265,000  MI Hospital Finance Authority (Port Huron
              Hospital/Marwood Manor Nursing Home)                                    5.500          07/01/2015           265,350
----------------------------------------------------------------------------------------------------------------------------------
      10,000  MI Hospital Finance Authority (Sisters of Mercy
              Health System)                                                          5.250          08/15/2021            10,012
----------------------------------------------------------------------------------------------------------------------------------
      15,000  MI Hsg. Devel. Authority (Walled Lake Villa)                            6.000          04/15/2018            15,368
----------------------------------------------------------------------------------------------------------------------------------
   3,625,000  MI Job Devel. Authority Pollution Control (General
              Motors Corp.) 1                                                         5.550          04/01/2009         3,621,919
----------------------------------------------------------------------------------------------------------------------------------
     340,000  MI John Tolfree Health System Corp.                                     6.000          09/15/2023           347,555
----------------------------------------------------------------------------------------------------------------------------------
     385,000  MI Municipal Bond Authority                                             5.500          11/01/2027           385,339
----------------------------------------------------------------------------------------------------------------------------------
     150,000  MI Public Educational Facilities Authority (Black
              River School)                                                           5.800          09/01/2030           148,025
----------------------------------------------------------------------------------------------------------------------------------
   1,155,000  MI Public Educational Facilities Authority (Old
              Redford Academy)                                                        6.000          12/01/2035         1,188,045
----------------------------------------------------------------------------------------------------------------------------------
   7,300,000  MI Strategic Fund Limited Obligation (Wolverine
              Human Services)                                                         5.850          08/31/2027         7,286,568
----------------------------------------------------------------------------------------------------------------------------------
   9,815,000  MI Strategic Fund Pollution Control (General
              Motors Corp.) 7                                                         7.000 6        04/01/2008         9,815,000
----------------------------------------------------------------------------------------------------------------------------------
      50,000  MI Trunk Line Dept. of Treasury                                         5.000          11/01/2026            50,951
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Monroe County, MI Hospital Finance Authority
              (Mercy Memorial Hospital Corp.)                                         5.500          06/01/2035           247,363
----------------------------------------------------------------------------------------------------------------------------------


                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    120,000  Mount Clemens, MI Hsg. Corp. (FHA Section 8),
              Series A                                                                6.600%         06/01/2022     $     124,606
----------------------------------------------------------------------------------------------------------------------------------
      80,000  Northern MI University                                                  5.000          12/01/2025            81,291
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Oakland County, MI Sewer Disposal (White Lake
              Township)                                                               6.000          05/01/2013            15,387
----------------------------------------------------------------------------------------------------------------------------------
     450,000  Plymouth, MI Educational Center Charter School
              (Public School Academy)                                                 5.375          11/01/2030           440,699
----------------------------------------------------------------------------------------------------------------------------------
   1,325,000  Plymouth, MI Educational Center Charter School
              (Public School Academy)                                                 5.625          11/01/2035         1,329,651
----------------------------------------------------------------------------------------------------------------------------------
   2,150,000  Pontiac, MI Tax Increment Finance Authority                             6.250          06/01/2022         2,241,698
----------------------------------------------------------------------------------------------------------------------------------
   2,475,000  Pontiac, MI Tax Increment Finance Authority                             6.375          06/01/2031         2,569,347
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Royal Oak, MI Hospital Finance Authority (William
              Beaumont Hospital)                                                      5.250          11/15/2031            41,074
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Royal Oak, MI Hospital Finance Authority (William
              Beaumont Hospital)                                                      5.250          11/15/2035            10,239
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Wayne County, MI Building Authority                                     5.250          06/01/2016           100,976
----------------------------------------------------------------------------------------------------------------------------------
      85,000  Western MI University                                                   5.125          11/15/2022            85,086
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  Wyandotte, MI Electric 1                                                5.375          10/01/2017         1,795,605
                                                                                                                    --------------
                                                                                                                       37,340,486

MINNESOTA--1.1%
     300,000  Carver County, MN Hsg. and Redevel. Authority
              (Lake Grace)                                                            5.300          02/01/2012           300,429
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Chippewa County, MN Gross Revenue (Montevideo
              Hospital)                                                               5.500          03/01/2037           951,780
----------------------------------------------------------------------------------------------------------------------------------
     885,000  Columbia Heights, MN EDA Tax Increment (Huset
              Park Area Redevel.)                                                     5.375          02/15/2032           822,661
----------------------------------------------------------------------------------------------------------------------------------
     600,000  Cottage Grove, MN Senior Hsg.                                           6.000          12/01/2046           599,964
----------------------------------------------------------------------------------------------------------------------------------
     800,000  Cuyuna Range, MN Hospital District Health Facilities                    5.000          06/01/2029           727,232
----------------------------------------------------------------------------------------------------------------------------------
     125,000  Cuyuna Range, MN Hospital District Health Facilities                    5.200          06/01/2025           116,664
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Eveleth, MN Health Care (Arrowhead Senior Living
              Community)                                                              5.200          10/01/2027           233,385
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Golden Valley, MN (CRC/CAH/BCH/ECH Obligated
              Group)                                                                  5.500          12/01/2029           100,958
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Lake Crystal, MN Hsg. (Ecumen-Second Century)                           5.700          09/01/2036           480,825
----------------------------------------------------------------------------------------------------------------------------------
     600,000  Minneapolis, MN Tax Increment (Grant Park)                              5.200          02/01/2022           572,802
----------------------------------------------------------------------------------------------------------------------------------
     750,000  Minneapolis, MN Tax Increment (St. Anthony Falls)                       5.750          02/01/2027           744,323
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Mound, MN Hsg. & Redevel. Authority
              (Metroplaines)                                                          5.000          02/15/2027           999,800
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Pine City, MN Health Care & Hsg. (North Branch)                         6.000          10/20/2036           247,285
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Pine City, MN Health Care & Hsg. (North Branch)                         6.125          10/20/2047           395,572
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Redwood Falls, MN (Redwood Area Hospital)                               5.125          12/01/2036           450,880
----------------------------------------------------------------------------------------------------------------------------------
   1,615,000  St. Anthony, MN Hsg. & Redevel. Authority (Silver
              Lake Village)                                                           5.000          02/01/2031         1,429,453
----------------------------------------------------------------------------------------------------------------------------------
     250,000  St. Anthony, MN Hsg. & Redevel. Authority (Silver
              Lake Village)                                                           5.375          08/01/2021           244,515
----------------------------------------------------------------------------------------------------------------------------------
     300,000  St. Paul, MN Hsg. & Redevel. Authority (Great
              Northern Lofts)                                                         6.250          03/01/2029           308,262
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  St. Paul, MN Hsg. & Redevel. Authority (Upper
              Landing)                                                                7.000          03/01/2029         7,350,420
----------------------------------------------------------------------------------------------------------------------------------
     570,000  St. Paul, MN Port Authority (Great Northern)                            6.000          03/01/2030           574,589
----------------------------------------------------------------------------------------------------------------------------------


                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    500,000  St. Paul, MN Port Authority (Healtheast Midway
              Campus)                                                                 6.000%         05/01/2030     $     502,695
----------------------------------------------------------------------------------------------------------------------------------
   7,425,000  Washington County, MN Hsg. & Redevel. Authority
              (Seasons Villas)                                                        6.950          12/01/2023         7,504,745
                                                                                                                    --------------
                                                                                                                       25,659,239

MISSISSIPPI--0.5%
      80,000  Gulfport, MS Hospital Facility (Memorial Hospital
              Gulfport)                                                               5.750          07/01/2031            81,298
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Gulfport, MS Hospital Facility (Memorial Hospital
              Gulfport)                                                               6.200          07/01/2018            35,067
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Lowndes County, MS Solid Waste Disposal &
              Pollution Control (Weyerhaeuser Company)                                6.800          04/01/2022            69,319
----------------------------------------------------------------------------------------------------------------------------------
   6,055,000  MS Business Finance Corp. (System Energy
              Resources) 1                                                            5.875          04/01/2022         6,123,482
----------------------------------------------------------------------------------------------------------------------------------
   1,550,000  MS Business Finance Corp. (System Energy
              Resources) 1                                                            5.900          05/01/2022         1,567,283
----------------------------------------------------------------------------------------------------------------------------------
   5,245,000  MS Home Corp. (Valley State Student Hsg.)                               5.500          12/01/2035         5,272,956
                                                                                                                    --------------
                                                                                                                       13,149,405

MISSOURI--3.5%
      20,000  Bates County, MO Hospital (Bates County Memorial
              Hospital)                                                               5.650          03/01/2021            20,043
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Bates County, MO Hospital (Bates County Memorial
              Hospital)                                                               5.750          03/01/2031            15,021
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Belton, MO Tax Increment (Belton Town Center)                           5.625          03/01/2025           195,228
----------------------------------------------------------------------------------------------------------------------------------
     310,000  Branson Hills, MO Infrastructure Facilities                             5.000          04/01/2013           307,021
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Branson Hills, MO Infrastructure Facilities                             5.000          04/01/2014           394,700
----------------------------------------------------------------------------------------------------------------------------------
     240,000  Branson Hills, MO Infrastructure Facilities                             5.500          04/01/2022           233,818
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Branson Hills, MO Infrastructure Facilities                             5.500          04/01/2027           238,935
----------------------------------------------------------------------------------------------------------------------------------
     900,000  Branson, MO IDA (Branson Hills Redevel.)                                5.750          05/01/2026           884,430
----------------------------------------------------------------------------------------------------------------------------------
     365,000  Branson, MO IDA (Branson Hills Redevel.)                                7.050          05/01/2027           390,010
----------------------------------------------------------------------------------------------------------------------------------
   2,335,000  Branson, MO IDA (Branson Landing) 1                                     5.250          06/01/2021         2,246,060
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  Branson, MO IDA (Branson Shoppe Redevel.)                               5.950          11/01/2029         8,019,360
----------------------------------------------------------------------------------------------------------------------------------
     675,000  Broadway-Fairview, MO Transportation Devel.
              District (Columbia)                                                     5.875          12/01/2031           632,516
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Chillicothe, MO Tax Increment (South U.S. 65)                           5.500          04/01/2021           397,916
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Chillicothe, MO Tax Increment (South U.S. 65)                           5.625          04/01/2027           393,028
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Cottleville, MO COP 7                                                   5.100          08/01/2023           254,768
----------------------------------------------------------------------------------------------------------------------------------
     300,000  Cottleville, MO COP 7                                                   5.125          08/01/2026           303,216
----------------------------------------------------------------------------------------------------------------------------------
     150,000  Cottleville, MO COP 7                                                   5.250          08/01/2031           151,217
----------------------------------------------------------------------------------------------------------------------------------
     355,000  Grindstone Plaza, MO Transportation Devel. District                     5.500          10/01/2031           342,855
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Hawk Ridge, MO Transportation Devel. District                           4.650          02/01/2017           960,300
----------------------------------------------------------------------------------------------------------------------------------
   3,840,000  Hawk Ridge, MO Transportation Devel. District 1                         5.000          02/01/2030         3,523,507
----------------------------------------------------------------------------------------------------------------------------------
  13,500,000  Hazelwood, MO Transportation Devel. District
              (370/Missouri Bottom Road/Tausig Road)                                  7.200          05/01/2033        14,554,755
----------------------------------------------------------------------------------------------------------------------------------
   4,665,000  Johnson County, MO Hospital (Western Missouri
              Medical Center)                                                         5.000          06/01/2025         4,677,735
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Kansas City, MO Airport                                                 5.500          09/01/2014            20,331
----------------------------------------------------------------------------------------------------------------------------------
   1,385,000  Kansas City, MO Tax Increment (Briarcliff West)                         5.150          06/01/2016         1,385,028
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Kansas City, MO Tax Increment (Briarcliff West)                         5.400          06/01/2024         1,242,500
----------------------------------------------------------------------------------------------------------------------------------


                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    580,000  Lees Summit, MO IDA (Kensington Farms)                                  5.500%         03/01/2021     $     571,613
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Lees Summit, MO IDA (Kensington Farms)                                  5.750          03/01/2029           248,005
----------------------------------------------------------------------------------------------------------------------------------
   1,025,000  Liberty, MO Tax Increment (Liberty Triangle)                            5.875          10/01/2029         1,019,937
----------------------------------------------------------------------------------------------------------------------------------
   2,100,000  Maplewood, MO Tax (Maplewood South Redevel.)                            5.750          11/01/2026         2,074,926
----------------------------------------------------------------------------------------------------------------------------------
      25,000  MO Devel. Finance Board (Quality Hill Historic
              Rehabilitation)                                                         5.600          09/15/2028            25,139
----------------------------------------------------------------------------------------------------------------------------------
      15,000  MO Environmental Improvement & Energy
              Resources Authority                                                     5.550          07/01/2010            15,099
----------------------------------------------------------------------------------------------------------------------------------
      15,000  MO Environmental Improvement & Energy
              Resources Authority (Associated Electric
              Cooperative)                                                            5.500          12/01/2011            15,173
----------------------------------------------------------------------------------------------------------------------------------
     255,000  MO H&EFA (FHS)                                                          5.500          02/15/2024           255,507
----------------------------------------------------------------------------------------------------------------------------------
      15,000  MO H&EFA (FHS/FNH Obligated Group)                                      5.375          02/15/2014            15,020
----------------------------------------------------------------------------------------------------------------------------------
      10,000  MO H&EFA (Fontbonne College)                                            5.200          10/01/2020            10,025
----------------------------------------------------------------------------------------------------------------------------------
     200,000  MO H&EFA (St. Lukes/Shawnee Mission Health
              System)                                                                 5.375          11/15/2026           202,196
----------------------------------------------------------------------------------------------------------------------------------
      30,000  MO H&EFA (William Woods University)                                     5.150          09/01/2024            29,999
----------------------------------------------------------------------------------------------------------------------------------
     750,000  MO Hanley Road and North of Folk Ave
              Transportation District                                                 5.400          10/01/2031           728,880
----------------------------------------------------------------------------------------------------------------------------------
  10,280,678  MO Hanley/Eager Road Transportation Devel.
              District, Series A                                                      7.750 4        12/01/2023         3,032,080
----------------------------------------------------------------------------------------------------------------------------------
      55,000  MO HDC (Single Family Mtg.)                                             5.550          03/01/2029            55,763
----------------------------------------------------------------------------------------------------------------------------------
     249,000  Northwoods, MO Transportation Devel. District                           5.850          02/01/2031           240,243
----------------------------------------------------------------------------------------------------------------------------------
   1,675,000  Osage Beach, MO Tax Increment (Prewitts Point)                          4.800          05/01/2016         1,629,105
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Osage Beach, MO Tax Increment (Prewitts Point)                          5.000          05/01/2023         1,433,745
----------------------------------------------------------------------------------------------------------------------------------
     350,000  Ozark Centre, MO Transportation Devel. District                         5.375          09/01/2032           338,338
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Raymore, MO Tax Increment                                               5.375          03/01/2020         1,482,585
----------------------------------------------------------------------------------------------------------------------------------
   3,750,000  Raymore, MO Tax Increment                                               5.625          03/01/2028         3,667,538
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Richmond Heights, MO Tax Increment &
              Transportation Sales Tax                                                5.625          11/01/2025         2,494,400
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Riverside, MO IDA (Riverside Horizons)                                  5.000          05/01/2027         1,218,400
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Southeast MO State University                                           5.000          04/01/2028           100,072
----------------------------------------------------------------------------------------------------------------------------------
   9,000,000  St. Joseph, MO IDA (Living Community of St. Joseph)                     7.000          08/15/2032         8,887,140
----------------------------------------------------------------------------------------------------------------------------------
     260,000  St. Joseph, MO IDA (Shoppes at North Village)                           5.375          11/01/2024           256,300
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  St. Joseph, MO IDA, Series B                                            5.375          11/01/2023           990,480
----------------------------------------------------------------------------------------------------------------------------------
   1,005,000  St. Joseph, MO IDA, Series B                                            5.500          11/01/2027           994,789
----------------------------------------------------------------------------------------------------------------------------------
     150,000  St. Louis County, MO IDA (Multifamily Hsg.)                             5.950          03/20/2031           152,151
----------------------------------------------------------------------------------------------------------------------------------
      35,000  St. Louis County, MO IDA (Waterford)                                    5.400          12/01/2028            35,271
----------------------------------------------------------------------------------------------------------------------------------
   1,255,000  St. Louis, MO IDA (Southtown Redevel.)                                  5.125          05/01/2026         1,191,020
----------------------------------------------------------------------------------------------------------------------------------
     481,000  St. Louis, MO Tax Increment (1505 Missouri Avenue
              Redevel.)                                                               6.000          08/04/2025           491,697
----------------------------------------------------------------------------------------------------------------------------------
     854,000  St. Louis, MO Tax Increment (1601 Washington
              Redevel.)                                                               6.000          08/21/2026           806,705
----------------------------------------------------------------------------------------------------------------------------------
   1,910,000  St. Louis, MO Tax Increment (1619 Washington)                           5.500          03/09/2027         1,836,217
----------------------------------------------------------------------------------------------------------------------------------
     700,000  St. Louis, MO Tax Increment (Pet Building Redevel.)                     5.500          05/29/2028           657,027
----------------------------------------------------------------------------------------------------------------------------------
     545,000  St. Louis, MO Tax Increment (Printers Lofts)                            6.000          08/21/2026           556,385
----------------------------------------------------------------------------------------------------------------------------------
     840,000  St. Louis, MO Tax Increment (Washington East
              Condominiums)                                                           5.500          01/20/2028           807,727
----------------------------------------------------------------------------------------------------------------------------------
     500,000  St. Louis, MO Tax Increment (Washington East
              Condominiums)                                                           5.500          01/20/2028           480,790
----------------------------------------------------------------------------------------------------------------------------------
     375,000  St. Louis, MO Tax Increment Financing, Series A                         5.500          09/02/2028           356,036
----------------------------------------------------------------------------------------------------------------------------------


                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    620,000  Stone Canyon, MO Improvement District
              (Infrastructure)                                                        5.700%         04/01/2022     $     601,313
----------------------------------------------------------------------------------------------------------------------------------
     320,000  Stone Canyon, MO Improvement District
              (Infrastructure)                                                        5.750          04/01/2027           305,066
----------------------------------------------------------------------------------------------------------------------------------
      35,000  University of MO (System Facilities)                                    5.000          11/01/2018            35,033
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  University Place, MO Transportation Devel. District                     5.000          03/01/2026           939,890
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  University Place, MO Transportation Devel. District 1                   5.000          03/01/2032         2,294,050
                                                                                                                    --------------
                                                                                                                       85,363,173

MONTANA--0.1%
   1,450,000  Hardin, MT Tax Increment Industrial Infrastructure
              Devel. (Rocky Mountain Power)                                           0.000 5        09/01/2031           966,541
----------------------------------------------------------------------------------------------------------------------------------
      15,000  MT Board of Hsg., Series A                                              5.200          08/01/2029            14,748
----------------------------------------------------------------------------------------------------------------------------------
     375,000  MT Facilities Finance Authority (St. John's Lutheran)                   6.000          05/15/2025           383,528
----------------------------------------------------------------------------------------------------------------------------------
     500,000  MT Facilities Finance Authority (St. John's Lutheran)                   6.125          05/15/2036           509,795
                                                                                                                    --------------
                                                                                                                        1,874,612

NEBRASKA--1.4%
  32,600,000  Central Plains, NE Gas Energy 2                                         5.250 6        12/01/2026        29,177,000
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Douglas County, NE Hospital Authority (Immanuel
              Medical Center)                                                         5.250          09/01/2021            40,837
----------------------------------------------------------------------------------------------------------------------------------
     450,000  Douglas County, NE Hsg. Authority (Orchard
              Gardens)                                                                5.150          10/01/2032           424,391
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Grand Island, NE Electric                                               5.000          08/15/2009            25,030
----------------------------------------------------------------------------------------------------------------------------------
   3,980,000  NE Educational Facilities Authority (Midland
              Lutheran College)                                                       5.600          09/15/2029         3,865,933
----------------------------------------------------------------------------------------------------------------------------------
      75,000  NE Public Power District                                                5.000          01/01/2028            75,932
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Scotts Bluff County, NE Hospital Authority (Regional
              West Medical Center)                                                    5.250          11/15/2028            40,356
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Scotts Bluff County, NE Hospital Authority (Regional
              West Medical Center)                                                    6.375          12/15/2008            75,123
                                                                                                                    --------------
                                                                                                                       33,724,602

NEVADA--0.9%
      30,000  Clark County, NV GO                                                     5.000          06/01/2015            30,250
----------------------------------------------------------------------------------------------------------------------------------
     325,000  Clark County, NV Improvement District                                   5.000          02/01/2026           293,391
----------------------------------------------------------------------------------------------------------------------------------
     260,000  Clark County, NV Improvement District                                   5.050          02/01/2031           229,965
----------------------------------------------------------------------------------------------------------------------------------
   6,200,000  Las Vegas, NV Paiute Tribe, Series A                                    6.625          11/01/2017         6,759,612
----------------------------------------------------------------------------------------------------------------------------------
   9,270,000  Las Vegas, NV Special Improvement District No. 808
              & 810                                                                   6.125          06/01/2031         9,396,721
----------------------------------------------------------------------------------------------------------------------------------
   1,615,000  Las Vegas, NV Special Improvement District No. 808
              & 810 (Summerlin Village)                                               5.875          06/01/2021         1,634,961
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Mesquite, NV Special Improvement District (Canyon
              Creek)                                                                  5.200          08/01/2016            99,319
----------------------------------------------------------------------------------------------------------------------------------
     145,000  Mesquite, NV Special Improvement District (Canyon
              Creek)                                                                  5.250          08/01/2017           143,843
----------------------------------------------------------------------------------------------------------------------------------
     300,000  Mesquite, NV Special Improvement District (Canyon
              Creek)                                                                  5.300          08/01/2018           297,189
----------------------------------------------------------------------------------------------------------------------------------
     650,000  Mesquite, NV Special Improvement District No. 07-
              01 (Anthem at Mesquite)                                                 5.850          08/01/2018           658,847
----------------------------------------------------------------------------------------------------------------------------------
   1,055,000  Mesquite, NV Special Improvement District No. 07-
              01 (Anthem at Mesquite)                                                 6.000          08/01/2023         1,061,457
----------------------------------------------------------------------------------------------------------------------------------


                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEVADA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    565,000  Mesquite, NV Special Improvement District No. 07-
              01 (Anthem at Mesquite)                                                 6.000%         08/01/2027     $     566,797
----------------------------------------------------------------------------------------------------------------------------------
     795,000  Mesquite, NV Special Improvement District No. 07-
              01 (Anthem at Mesquite)                                                 6.150          08/01/2037           799,476
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NV Director of the State Dept. of Business & Industry
              (Las Ventanas Retirement)                                               7.000          11/15/2034           839,140
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NV GO                                                                   5.000          05/15/2022            25,148
                                                                                                                    --------------
                                                                                                                       22,836,116

NEW HAMPSHIRE--1.5%
     305,000  Manchester, NH Hsg. & Redevel. Authority, Series B                      5.650 4        01/01/2029            92,250
----------------------------------------------------------------------------------------------------------------------------------
   3,220,000  Manchester, NH Hsg. & Redevel. Authority, Series B                      5.700 4        01/01/2030           916,476
----------------------------------------------------------------------------------------------------------------------------------
     495,000  Manchester, NH Hsg. & Redevel. Authority, Series B                      6.000 4        01/01/2023           213,568
----------------------------------------------------------------------------------------------------------------------------------
     125,000  NH Business Finance Authority (Proctor Academy)                         5.400          06/01/2017           126,778
----------------------------------------------------------------------------------------------------------------------------------
     120,000  NH H&EFA (Catholic Medical Center)                                      6.125          07/01/2032           125,837
----------------------------------------------------------------------------------------------------------------------------------
   4,010,000  NH H&EFA (Franklin Pierce College) 1                                    6.050          10/01/2034         4,178,981
----------------------------------------------------------------------------------------------------------------------------------
   1,980,000  NH H&EFA (Portsmouth Christian Academy)                                 5.750          07/01/2023         2,051,854
----------------------------------------------------------------------------------------------------------------------------------
   6,115,000  NH H&EFA (Portsmouth Christian Academy) 1                               5.850          07/01/2033         6,278,760
----------------------------------------------------------------------------------------------------------------------------------
   4,555,000  NH H&EFA (Southern New Hampshire University)                            5.000          01/01/2030         4,369,110
----------------------------------------------------------------------------------------------------------------------------------
  16,410,000  NH H&EFA (Southern New Hampshire University)                            5.000          01/01/2036        15,498,260
----------------------------------------------------------------------------------------------------------------------------------
      40,000  NH H&EFA (St. Joseph Hospital/Youville
              House/Cove)                                                             5.500          07/01/2034            40,937
----------------------------------------------------------------------------------------------------------------------------------
     120,000  NH HE&HFA (Androscoggin Valley Hospital)                                5.800          11/01/2027           121,976
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NH HE&HFA (Dartmouth College)                                           5.450          06/01/2025            25,030
----------------------------------------------------------------------------------------------------------------------------------
     985,000  NH HE&HFA (Franklin Pierce College)                                     5.300          10/01/2028           985,995
----------------------------------------------------------------------------------------------------------------------------------
     265,000  NH HE&HFA (Franklin Pierce Law Center)                                  5.500          07/01/2028           266,609
----------------------------------------------------------------------------------------------------------------------------------
      10,000  NH HE&HFA (St. Anselm College)                                          5.150          07/01/2029            10,271
                                                                                                                    --------------
                                                                                                                       35,302,692

NEW JERSEY--3.4%
   1,000,000  NJ EDA (Cigarette Tax)                                                  5.500          06/15/2031         1,030,960
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  NJ EDA (Cigarette Tax)                                                  5.750          06/15/2029         2,096,760
----------------------------------------------------------------------------------------------------------------------------------
  21,075,000  NJ Tobacco Settlement Financing Corp.                                   4.750          06/01/2034        17,583,294
----------------------------------------------------------------------------------------------------------------------------------
  67,700,000  NJ Tobacco Settlement Financing Corp.                                   5.000          06/01/2029        61,115,498
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NJ Tobacco Settlement Financing Corp. (TASC)                            5.750          06/01/2032            21,456
                                                                                                                    --------------
                                                                                                                       81,847,968

NEW MEXICO--0.6%
      10,000  Albuquerque, NM Airport                                                 5.000          07/01/2019            10,070
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Albuquerque, NM Gross Receipts                                          5.000          07/01/2021            35,441
----------------------------------------------------------------------------------------------------------------------------------
   1,495,000  Cabezon, NM Public Improvement District                                 6.300          09/01/2034         1,540,672
----------------------------------------------------------------------------------------------------------------------------------
   7,370,000  Eldorado, NM Area Water and Sanitation District                         6.000          02/01/2023         7,250,016
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Farmington, NM Hospital (San Juan Medical
              Center/Interface, Inc. Obligated Group)                                 5.000          06/01/2016            20,021
----------------------------------------------------------------------------------------------------------------------------------
     150,000  Farmington, NM Pollution Control                                        5.800          04/01/2022           150,899
----------------------------------------------------------------------------------------------------------------------------------
     210,000  Farmington, NM Pollution Control (Public Service
              Company of New Mexico)                                                  5.800          04/01/2022           211,258
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Farmington, NM Pollution Control (Public Service
              Company of New Mexico)                                                  5.800          04/01/2022           251,498
----------------------------------------------------------------------------------------------------------------------------------
     125,000  Farmington, NM Pollution Control (Public Service
              Company of New Mexico)                                                  6.300          12/01/2016           127,716
----------------------------------------------------------------------------------------------------------------------------------


                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     30,000  Farmington, NM Pollution Control (Public Service
              Company of New Mexico)                                                  6.375%         04/01/2022     $      30,650
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Hobbs, NM Health Facilities (Evangelical Lutheran
              Good Samaritan Society)                                                 5.500          05/01/2026            25,173
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Mariposa East, NM Public Improvement District                           6.000          09/01/2032           506,960
----------------------------------------------------------------------------------------------------------------------------------
   3,365,000  NM Educational Assistance Foundation                                    5.900          09/01/2031         3,486,981
----------------------------------------------------------------------------------------------------------------------------------
      25,000  NM Finance Authority (Workers Compensation
              Administration Building)                                                5.600          09/01/2014            25,041
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NM Mtg. Finance Authority (Single Family Mtg.)                          5.150          09/01/2028            20,529
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Santa Fe County, NM (El Castillo Retirement
              Residences)                                                             5.750 6        05/15/2028            25,026
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Santa Fe, NM Educational Facilities (St. John's
              College)                                                                5.500          03/01/2024             5,007
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Santa Fe, NM Educational Facilities (St. John's
              College)                                                                5.500          03/01/2024           100,393
                                                                                                                    --------------
                                                                                                                       13,823,351

NEW YORK--0.0%
        50,000  NYC GO RIBS                                                           7.532 10       08/27/2015            50,173

NORTH CAROLINA--0.2%
   1,000,000  Albermarle, NC Hospital Authority                                       5.250          10/01/2027           999,340
----------------------------------------------------------------------------------------------------------------------------------
     900,000  Albermarle, NC Hospital Authority                                       5.250          10/01/2038           876,870
----------------------------------------------------------------------------------------------------------------------------------
     165,000  NC Eastern Municipal Power Agency, Series B                             5.500          01/01/2017           165,243
----------------------------------------------------------------------------------------------------------------------------------
     730,000  NC Eastern Municipal Power Agency, Series B                             5.500          01/01/2021           730,504
----------------------------------------------------------------------------------------------------------------------------------
     500,000  NC Eastern Municipal Power Agency, Series B                             5.500          01/01/2021           500,755
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NC Eastern Municipal Power Agency, Series B                             6.250          01/01/2023            20,041
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NC Medical Care Commission (ARC/HDS Alamance
              Hsg. Corp.)                                                             5.800          10/01/2034            20,489
----------------------------------------------------------------------------------------------------------------------------------
      30,000  NC Medical Care Commission (GHC/GHS/GMH
              Obligated Group)                                                        5.500          02/15/2015            30,812
----------------------------------------------------------------------------------------------------------------------------------
     575,000  NC Medical Care Commission (Glenaire/The
              Presbyterian Homes Obligated Group)                                     5.500          10/01/2031           569,687
----------------------------------------------------------------------------------------------------------------------------------
     130,000  NC Medical Care Commission (Glenaire/The
              Presbyterian Homes Obligated Group)                                     5.600          10/01/2036           128,707
----------------------------------------------------------------------------------------------------------------------------------
     200,000  NC Medical Care Commission (United Methodist)                           5.500          10/01/2032           193,926
----------------------------------------------------------------------------------------------------------------------------------
     625,000  NC Medical Care Commission Retirement Facilities
              (Village at Brookwood)                                                  5.250          01/01/2032           578,275
                                                                                                                    --------------
                                                                                                                        4,814,649

NORTH DAKOTA--0.0%
      10,000  Grand Forks, ND Sewer                                                   5.850          12/01/2015            10,016
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Mercer County, ND Pollution Control
              (Northwestern Public Service Company)                                   5.850          06/01/2023            35,052
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Parshall, ND Water                                                      5.500          09/01/2024            25,014
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Ward County, ND Health Care Facilities (Trinity
              Medical Center)                                                         6.000          07/01/2010            20,426
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Williston, ND Water Utility                                             5.100          05/01/2013            40,047
                                                                                                                    --------------
                                                                                                                          130,555

OHIO--7.1%
     500,000  Blue Ash, OH Tax Increment Financing (Duke Realty)                      5.000          12/01/2030           489,585
----------------------------------------------------------------------------------------------------------------------------------
     650,000  Blue Ash, OH Tax Increment Financing (Duke Realty)                      5.000          12/01/2035           625,781
----------------------------------------------------------------------------------------------------------------------------------


                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   47,500,000  Buckeye, OH Tobacco Settlement Financing
                Authority (TASC)                                                      6.500%         06/01/2047     $  49,331,600
----------------------------------------------------------------------------------------------------------------------------------
 1,238,100,000  Buckeye, OH Tobacco Settlement Financing
                Authority (TASC) 3                                                    7.251 4        06/01/2047        75,004,098
----------------------------------------------------------------------------------------------------------------------------------
   743,000,000  Buckeye, OH Tobacco Settlement Financing
                Authority (TASC) 3                                                    7.501 4        06/01/2052        28,315,730
----------------------------------------------------------------------------------------------------------------------------------
     2,165,000  Centerville, OH Health Care (Bethany Lutheran
                Village)                                                              6.000          11/01/2038         2,174,699
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Clermont County, OH Hospital Facilities (Mercy
                Health System)                                                        5.625          09/01/2021            35,747
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Cleveland, OH Airport System                                          5.000          01/01/2031            40,552
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Cleveland, OH COP (Cleveland Stadium)                                 5.250          11/15/2022            66,336
----------------------------------------------------------------------------------------------------------------------------------
       235,000  Cleveland, OH Rock Glen Hsg. Assistance Corp.
                (Ambleside Apartments)                                                7.000          06/01/2018           239,672
----------------------------------------------------------------------------------------------------------------------------------
       305,000  Cleveland-Cuyahoga County, OH Port Authority
                (Myers University)                                                    5.600          05/15/2025           314,882
----------------------------------------------------------------------------------------------------------------------------------
       850,000  Cleveland-Cuyahoga County, OH Port Authority
                (Perrysburg)                                                          4.800          11/15/2035           786,539
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Cuyahoga County, OH Hospital (Metro Health
                System)                                                               5.500          02/15/2027            15,273
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Franklin County, OH Convention Facilities Authority                   5.000          12/01/2027            10,107
----------------------------------------------------------------------------------------------------------------------------------
       695,000  Glenwillow Village, OH GO                                             5.875          12/01/2024           746,069
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Greene County, OH Economic Devel. (YMCA)                              6.000          12/01/2023            29,546
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Greene County, OH University Hsg. (Central State
                University)                                                           5.625          09/01/2032         1,522,185
----------------------------------------------------------------------------------------------------------------------------------
     1,895,000  Grove City, OH Tax Increment Financing                                5.125          12/01/2016         1,880,674
----------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Grove City, OH Tax Increment Financing                                5.375          12/01/2031         2,349,025
----------------------------------------------------------------------------------------------------------------------------------
     1,180,000  Jeffrey Place, OH New Community Authority (Jeffrey
                Place Redevel.)                                                       5.000          12/01/2022         1,142,901
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Lorain County, OH Hospital (Catholic Healthcare
                Partners)                                                             5.500          09/01/2027            15,316
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Lucas County, OH Health Care Facilities (Sunset
                Retirement Communities)                                               6.625          08/15/2030            78,255
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Muskingum County, OH Hospital Facilities
                (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
                Obligated Group)                                                      5.400          12/01/2016            10,154
----------------------------------------------------------------------------------------------------------------------------------
       350,000  OH Air Quality Devel. Authority (Cincinnati Gas &
                Electric Company)                                                     5.450          01/01/2024           350,462
----------------------------------------------------------------------------------------------------------------------------------
        85,000  OH Water Devel. Authority (Cincinnati Gas &
                Electric Company)                                                     5.450          01/01/2024            85,501
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Port of Greater Cincinnati, OH Devel. Authority
                (AHS/AOLM Obligated Group)                                            5.000          10/01/2025         1,003,170
----------------------------------------------------------------------------------------------------------------------------------
       500,000  Port of Greater Cincinnati, OH Devel. Authority
                (Public Parking Infrastructure)                                       6.300          02/15/2024           523,410
----------------------------------------------------------------------------------------------------------------------------------
     1,260,000  Port of Greater Cincinnati, OH Devel. Authority
                (Public Parking Infrastructure)                                       6.400          02/15/2034         1,313,689
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Reynoldsburgh, OH Health Care Facilities (Wesley
                Ridge)                                                                5.950          10/20/2017            10,316
----------------------------------------------------------------------------------------------------------------------------------
       655,000  Summit County, OH Port Authority (Twinsburg
                Township)                                                             5.125          05/15/2025           636,175
----------------------------------------------------------------------------------------------------------------------------------
       110,000  Sylvania, OH Area Joint Recreational District                         6.000          12/01/2020           110,213
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Toledo-Lucas County, OH Port Authority (Preston)                      4.800          11/15/2035           912,870
----------------------------------------------------------------------------------------------------------------------------------


                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  Toledo-Lucas County, OH Port Authority (Town
              Square at Levis Commons)                                                5.400%         11/01/2036    $    2,034,000
                                                                                                                   ---------------
                                                                                                                      172,204,532

OKLAHOMA--2.7%
     130,000  Claremore, OK Industrial and Redevel. Student Hsg.
              (RSU Foundation)                                                        5.750          09/01/2034           132,373
----------------------------------------------------------------------------------------------------------------------------------
   1,385,000  Eufaula, OK Public Works Authority 1                                    5.000          12/01/2030         1,370,915
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Grady County, OK Industrial Authority
              (Correctional Facilities)                                               6.000          11/01/2029            15,521
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Grady County, OK Industrial Authority
              (Correctional Facilities)                                               7.800          11/01/2014           347,915
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Langston, OK EDA (Langston University)                                  5.000          05/01/2030         3,835,760
----------------------------------------------------------------------------------------------------------------------------------
   6,500,000  Langston, OK EDA (Langston University)                                  5.000          05/01/2035         6,151,990
----------------------------------------------------------------------------------------------------------------------------------
   1,870,000  Langston, OK EDA (Langston University)                                  5.250          05/01/2026         1,880,827
----------------------------------------------------------------------------------------------------------------------------------
   2,575,000  OK Devel. Finance Authority Student Hsg. (Seminole
              State College)                                                          5.125          09/01/2036         2,506,737
----------------------------------------------------------------------------------------------------------------------------------
     185,000  OK HFA (Single Family Homeownership Loan
              Program)                                                                5.403 4        03/01/2029            58,331
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Texas County, OK Devel Authority Student Hsg.
              (OPSU-Goodwell)                                                         5.450          11/01/2034            20,266
----------------------------------------------------------------------------------------------------------------------------------
  39,035,000  Tulsa, OK Municipal Airport Trust (American
              Airlines)                                                               6.250          06/01/2020        39,039,684
----------------------------------------------------------------------------------------------------------------------------------
   9,070,000  Tulsa, OK Municipal Airport Trust (American
              Airlines)                                                               7.350          12/01/2011         9,080,431
                                                                                                                   ---------------
                                                                                                                       64,440,750

OREGON--0.1%
      10,000  Clackamas County, OR Hospital Facility Authority
              (Legacy Health System)                                                  5.500          02/15/2014            10,384
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Clackamas County, OR Hospital Facility Authority
              (Williamette Falls Hospital)                                            6.000          04/01/2019            25,510
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Cow Creek Band, OR (Umpqua Tribe of Indians)                            5.625          10/01/2026         1,248,925
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Multnomah County, OR Educational Facilities
              (University of Portland)                                                5.000          04/01/2018            10,175
----------------------------------------------------------------------------------------------------------------------------------
     270,000  OR GO                                                                   5.200          08/01/2020           273,008
----------------------------------------------------------------------------------------------------------------------------------
      30,000  OR GO (Elderly & Disabled Hsg.)                                         5.500          08/01/2026            30,018
----------------------------------------------------------------------------------------------------------------------------------
      10,000  OR GO (Veterans Welfare)                                                5.250          10/01/2042            10,346
----------------------------------------------------------------------------------------------------------------------------------
      55,000  OR GO (Veterans Welfare)                                                6.000          04/01/2032            56,455
----------------------------------------------------------------------------------------------------------------------------------
      95,000  OR Health & Science University, Series A                                5.250          07/01/2028            95,725
----------------------------------------------------------------------------------------------------------------------------------
      25,000  OR Hsg. & Community Services Dept. (Single Family
              Mtg.)                                                                   6.400          07/01/2018            25,268
                                                                                                                   ---------------
                                                                                                                        1,785,814

PENNSYLVANIA--0.3%
      75,000  Blair County, PA IDA (The Village at Penn State
              Retirement Community)                                                   6.900          01/01/2022            77,461
----------------------------------------------------------------------------------------------------------------------------------
      55,000  Northeastern PA Hospital & Education Authority
              (WVHCS)                                                                 5.250          01/01/2026            55,729
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Northumberland County, PA IDA (NHS Youth
              Services)                                                               5.500          02/15/2033            25,229
----------------------------------------------------------------------------------------------------------------------------------


                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  3,855,000  Northumberland County, PA IDA (NHS Youth
              Services)                                                               7.750%         02/15/2029    $    4,099,908
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Philadelphia, PA H&HEFA (Centralized
              Comprehensive Human Services)                                           7.250          01/01/2021         1,040,730
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Philadelphia, PA Redevel. Authority (Beech Student
              Hsg. Complex), Series A                                                 5.625          07/01/2023         1,032,410
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Philadelphia, PA Redevel. Authority (Beech Student
              Hsg. Complex), Series A                                                 5.625          07/01/2028         1,532,025
                                                                                                                   ---------------
                                                                                                                        7,863,492

RHODE ISLAND--1.4%
   5,000,000  Central Falls, RI Detention Facility                                    7.250          07/15/2035         5,488,650
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Providence, RI HDC (Barbara Jordan Apartments)                          6.750          07/01/2025            51,708
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Providence, RI Public Building Authority                                5.400          12/15/2012            25,506
----------------------------------------------------------------------------------------------------------------------------------
      40,000  RI COP (Shepards Lease)                                                 5.000          06/01/2017            40,428
----------------------------------------------------------------------------------------------------------------------------------
     110,000  RI Health & Educational Building Corp. (Johnson &
              Wales University)                                                       6.100          04/01/2026           110,997
----------------------------------------------------------------------------------------------------------------------------------
      40,000  RI Hsg. & Mtg. Finance Corp. (Homeownership
              Opportunity)                                                            6.500          04/01/2027            40,967
----------------------------------------------------------------------------------------------------------------------------------
 461,125,000  RI Tobacco Settlement Financing Corp. (TASC)                            6.049 4        06/01/2052        23,849,385
----------------------------------------------------------------------------------------------------------------------------------
  33,305,000  RI Tobacco Settlement Financing Corp. (TASC)                            6.125 4        06/01/2052         1,614,626
----------------------------------------------------------------------------------------------------------------------------------
     175,000  RI Tobacco Settlement Financing Corp. (TASC)                            6.250          06/01/2042           177,384
----------------------------------------------------------------------------------------------------------------------------------
  10,375,000  RI Tobacco Settlement Financing Corp. (TASC)                            6.750 4        06/01/2052           338,640
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Tiverton, RI Special Obligation Tax (Mount Hope
              Bay Village)                                                            6.875          05/01/2022         1,599,600
                                                                                                                   ---------------
                                                                                                                       33,337,891

SOUTH CAROLINA--0.8%
      30,000  Charleston County, SC (Care Alliance Health
              Services)                                                               5.000          08/15/2019            30,799
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Edgefield County, SC Water and Sewer Authority                          5.000          01/01/2028            45,848
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Greer, SC Combined Utility System                                       5.000          09/01/2025            25,468
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Horry County, SC Airport                                                5.500          07/01/2027            45,949
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Horry County, SC Hospital Facilities (Conway
              Hospital)                                                               5.000          07/01/2028            35,532
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Lancaster County, SC (Edenmoor Improvement
              District)                                                               5.375          12/01/2016         1,948,080
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Lancaster County, SC (Edenmoor Improvement
              District)                                                               5.750          12/01/2037         1,375,110
----------------------------------------------------------------------------------------------------------------------------------
   2,200,000  Lancaster County, SC (Sun City Carolina Lakes)                          5.450          12/01/2037         1,921,062
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Piedmont, SC Municipal Power Agency                                     5.000          01/01/2018            35,033
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Piedmont, SC Municipal Power Agency                                     5.000          01/01/2022            15,008
----------------------------------------------------------------------------------------------------------------------------------
     600,000  SC Connector 2000 Assoc. Toll Road, Series B                            5.535 4        01/01/2020           285,006
----------------------------------------------------------------------------------------------------------------------------------
   6,565,000  SC Connector 2000 Assoc. Toll Road, Series B 1                          5.781 4        01/01/2021         2,976,768
----------------------------------------------------------------------------------------------------------------------------------
  11,240,000  SC Connector 2000 Assoc. Toll Road, Series B                            6.697 4        01/01/2026         3,710,324
----------------------------------------------------------------------------------------------------------------------------------
   2,320,000  SC Educational Facilities Authority (Benedict
              College)                                                                5.625          07/01/2031         2,402,499
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  SC Educational Facilities Authority (Southern
              Wesleyan University)                                                    5.000          03/01/2020         1,098,416
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  SC Educational Facilities Authority (Southern
              Wesleyan University)                                                    5.750          03/01/2029         1,023,050
----------------------------------------------------------------------------------------------------------------------------------


                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     50,000  SC Hsg. Finance & Devel. Authority, Series A-1                          5.300%         07/01/2031    $       50,381
----------------------------------------------------------------------------------------------------------------------------------
     500,000  SC Jobs-EDA (Lutheran Homes)                                            5.500          05/01/2028           475,540
----------------------------------------------------------------------------------------------------------------------------------
     500,000  SC Jobs-EDA (Lutheran Homes)                                            5.625          05/01/2042           473,160
----------------------------------------------------------------------------------------------------------------------------------
      25,000  SC Public Service Authority                                             5.000          01/01/2029            25,286
----------------------------------------------------------------------------------------------------------------------------------
     890,000  SC Public Service Authority                                             5.125          01/01/2032           900,431
----------------------------------------------------------------------------------------------------------------------------------
      30,000  SC State Budget & Control Board (Harden Street
              Facilities)                                                             6.000          12/01/2011            30,059
----------------------------------------------------------------------------------------------------------------------------------
      25,000  SC State Public Service Authority, Series A                             5.000          01/01/2019            25,311
----------------------------------------------------------------------------------------------------------------------------------
     320,000  SC Tobacco Settlement Management Authority,
              Series B                                                                6.375          05/15/2028           329,101
----------------------------------------------------------------------------------------------------------------------------------
     245,000  SC Tobacco Settlement Management Authority,
              Series B                                                                6.375          05/15/2030           251,515
----------------------------------------------------------------------------------------------------------------------------------
     115,000  Spartanburg County, SC Health Services                                  5.300          04/15/2025           115,113
----------------------------------------------------------------------------------------------------------------------------------
     240,000  Spartanburg County, SC Health Services, Series A                        5.500          04/15/2027           244,798
----------------------------------------------------------------------------------------------------------------------------------
      80,000  Spartanburg County, SC Health Services, Series B                        5.125          04/15/2022            80,410
                                                                                                                   ---------------
                                                                                                                       19,975,057

SOUTH DAKOTA--0.4%
   1,745,000  Lower Brule, SD Sioux Tribe (Farm Road
              Reconstruction)                                                         6.500          02/01/2016         1,727,393
----------------------------------------------------------------------------------------------------------------------------------
   2,190,000  Mobridge, SD Health Care Facilities (Mobridge
              Regional Hospital)                                                      5.000          12/01/2022         2,013,267
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  SD Educational Enhancement Funding Corp.
              Tobacco Settlement                                                      6.500          06/01/2032         6,181,680
----------------------------------------------------------------------------------------------------------------------------------
      15,000  SD H&EFA (Prairie Lakes Health Care System)                             5.650          04/01/2022            15,222
                                                                                                                   ---------------
                                                                                                                        9,937,562

TENNESSEE--1.3%
   3,500,000  Bradley County, TN Industrial Devel. Board (Olin
              Corp.) 1                                                                6.625          11/01/2017         3,704,435
----------------------------------------------------------------------------------------------------------------------------------
   7,710,000  Chattanooga, TN Health Educational & Hsg. Facility
              Board (Campus Devel. Foundation Phase I)                                5.000          10/01/2025         7,345,625
----------------------------------------------------------------------------------------------------------------------------------
   9,000,000  Chattanooga, TN Health Educational & Hsg. Facility
              Board (Campus Devel. Foundation Phase I)                                5.125          10/01/2035         8,429,580
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Jackson, TN Health Educational & Hsg. Facilities
              Board (Lambuth University)                                              5.900          09/01/2015            10,016
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Johnson City, TN H&EFB (Johnson City Medical
              Center)                                                                 5.000          07/01/2013            25,026
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Johnson City, TN H&EFB (Johnson City Medical
              Center)                                                                 5.250          07/01/2028            15,373
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Knox County, TN First Utility District Water & Sewer                    5.625          12/01/2019            15,174
----------------------------------------------------------------------------------------------------------------------------------
      85,000  Knox County, TN HE&HF (Baptist Health System of
              East Tennessee)                                                         5.500          04/15/2017            85,893
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Shelby County, TN GO                                                    5.100          03/01/2022            10,040
----------------------------------------------------------------------------------------------------------------------------------
   5,980,000  Smyrna, TN Hsg. Assoc. (Imperial Garden
              Apartments) 1                                                           6.450          10/20/2035         6,438,367
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Sumner County, TN HE&HF (Regional Health)                               5.500          11/01/2046         5,016,400
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  TN Metropolitan Government Nashville & Davidson
              County H&EFB (Vanderbilt University) 1                                  5.375          07/01/2014         1,011,440
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Wilson County, TN COP                                                   5.250          03/30/2018           102,567
                                                                                                                   ---------------
                                                                                                                       32,209,936


                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
TEXAS--13.4%
----------------------------------------------------------------------------------------------------------------------------------
$     10,000  Aledo, TX Independent School District                                   5.000%         02/15/2029    $       10,014
----------------------------------------------------------------------------------------------------------------------------------
     130,000  Alice, TX GO                                                            5.200          02/01/2011           130,172
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Anson, TX Education Facilities Corp. Student Hsg.
              (Odessa Student Hsg.)                                                   5.400          07/01/2034           200,294
----------------------------------------------------------------------------------------------------------------------------------
   1,305,000  Anson, TX Education Facilities Corp. Student Hsg.
              (University of Texas/Waterview Park)                                    5.100          01/01/2034         1,254,797
----------------------------------------------------------------------------------------------------------------------------------
   9,885,000  Beasley, TX Higher Education Finance Corp., Series A                    5.125          12/01/2034         9,534,083
----------------------------------------------------------------------------------------------------------------------------------
  10,765,000  Bexar County, TX HFC (American Opportunity Hsg.)                        6.750          12/01/2037        11,090,211
----------------------------------------------------------------------------------------------------------------------------------
   3,090,000  Bexar County, TX HFC (American Opportunity Hsg.-
              Nob Hill Apartments)                                                    6.000          06/01/2021         3,071,398
----------------------------------------------------------------------------------------------------------------------------------
   6,625,000  Bexar County, TX HFC (American Opportunity Hsg.-
              Nob Hill Apartments)                                                    6.000          06/01/2031         6,346,883
----------------------------------------------------------------------------------------------------------------------------------
   5,765,000  Bexar County, TX HFC (American Opportunity Hsg.-
              Waterford/Kingswood)                                                    7.000          12/01/2036         6,133,499
----------------------------------------------------------------------------------------------------------------------------------
     400,000  Bexar County, TX HFC (Doral Club)                                       8.750          10/01/2036           376,292
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Brazoria County, TX Municipal Utility District No. 18                   5.300          09/01/2028            40,206
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Brazos County, TX HFDC (Franciscan Services Corp.)                      5.375          01/01/2032            20,239
----------------------------------------------------------------------------------------------------------------------------------
     150,000  Chimney Hill, TX Municipal Utility District                             5.500          10/01/2011           150,155
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Collin County, TX HFC (Community College District
              Foundation)                                                             5.250          06/01/2031            59,317
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Commerce, TX Independent School District                                5.000          08/15/2029           250,990
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Cypress Hill, TX Municipal Utility District No. 1                       5.250          09/01/2025             5,074
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Cypress Hill, TX Municipal Utility District No. 1                       5.250          09/01/2025             5,015
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Dallas, TX Civic Center (Convention Complex)                            5.000          08/15/2028            30,418
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Dallas-Fort Worth, TX International Airport Facility                    5.200          01/15/2031            25,335
----------------------------------------------------------------------------------------------------------------------------------
   1,550,000  Dallas-Fort Worth, TX International Airport Facility
              (American Airlines)                                                     6.000          11/01/2014         1,535,725
----------------------------------------------------------------------------------------------------------------------------------
     355,000  Danbury, TX Higher Education Authority (AW
              Brown Fellowship Charter)                                               5.000          08/15/2026           352,196
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Danbury, TX Higher Education Authority (AW
              Brown Fellowship Charter)                                               5.125          08/15/2036         1,453,800
----------------------------------------------------------------------------------------------------------------------------------
     700,000  Danbury, TX Higher Education Finance Corp. (Island
              Foundation)                                                             6.250          02/15/2036           688,513
----------------------------------------------------------------------------------------------------------------------------------
      50,000  El Paso County, TX COP                                                  5.000          02/15/2018            50,165
----------------------------------------------------------------------------------------------------------------------------------
     305,000  El Paso County, TX HFC (American Village
              Communities), Series A                                                  6.250          12/01/2020           318,091
----------------------------------------------------------------------------------------------------------------------------------
     335,000  El Paso County, TX HFC (El Paso American Hsg.
              Foundation), Series A                                                   6.375          12/01/2032           347,676
----------------------------------------------------------------------------------------------------------------------------------
   2,460,000  Folk, TX Avenue South Transportation District 1                         5.625          11/01/2031         2,451,980
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Fort Bend County, TX Municipal Utility District                         5.250          09/01/2021           200,164
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Fort Bend, TX Independent School District                               5.375          02/15/2024            20,369
----------------------------------------------------------------------------------------------------------------------------------
   2,300,000  Garza County, TX Public Facility Corp.                                  5.750          10/01/2025         2,432,089
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Harris County, TX GO                                                    5.000          10/01/2015           100,116
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Harris County, TX HFDC (Memorial Hermann
              Hospital System)                                                        5.125          06/01/2022            20,322
----------------------------------------------------------------------------------------------------------------------------------
     125,000  Harris County, TX HFDC (Memorial Hermann
              Hospital System)                                                        5.250          06/01/2027           127,036
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Harris County, TX HFDC (Texas Children's Hospital)                      5.250          10/01/2029            20,672
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Harris County-Houston, TX Sports Authority                              5.000          11/15/2025            45,286
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Hidalgo County, TX Health Services Corp. (Mission
              Hospital) 3                                                             5.000          08/15/2022         1,008,780
----------------------------------------------------------------------------------------------------------------------------------


                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Hidalgo County, TX Health Services Corp. (Mission
              Hospital) 3                                                             5.000%         08/15/2026    $    1,002,090
----------------------------------------------------------------------------------------------------------------------------------
     490,000  Keller, TX Independent School District                                  5.125          08/15/2027           490,931
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  La Vernia, TX Higher Education Finance Corp.
              (Southwest Winners Foundation)                                          5.000          02/15/2031         3,858,360
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Leander, TX Independent School District                                 5.457 4        08/15/2018            36,081
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Lewisville, TX GO                                                       5.700          09/01/2028           204,312
----------------------------------------------------------------------------------------------------------------------------------
     650,000  Lewisville, TX GO                                                       6.000          10/01/2015           703,729
----------------------------------------------------------------------------------------------------------------------------------
   1,325,000  Lewisville, TX GO                                                       6.000          10/01/2025         1,406,686
----------------------------------------------------------------------------------------------------------------------------------
   5,510,000  Lewisville, TX GO                                                       6.000          10/01/2034         5,761,917
----------------------------------------------------------------------------------------------------------------------------------
   3,400,000  Lewisville, TX GO                                                       6.125          09/01/2029         3,579,656
----------------------------------------------------------------------------------------------------------------------------------
   2,345,000  Lubbock, TX HFC (Las Colinas Quail Creek
              Apartments) 1                                                           6.000          07/01/2022         2,351,847
----------------------------------------------------------------------------------------------------------------------------------
   1,530,000  Lubbock, TX HFC (Las Colinas Quail Creek
              Apartments)                                                             6.000          07/01/2025         1,530,153
----------------------------------------------------------------------------------------------------------------------------------
     770,000  Lubbock, TX HFC (Las Colinas Quail Creek
              Apartments)                                                             6.000          07/01/2032           759,682
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Lubbock, TX HFDC (St. Joseph Health System)                             5.000          07/01/2023            50,375
----------------------------------------------------------------------------------------------------------------------------------
  20,350,000  Matagorda County, TX Navigation District
              (Centerpoint Energy)                                                    8.000          05/01/2029        20,998,555
----------------------------------------------------------------------------------------------------------------------------------
     130,000  Maverick County, TX Public Facility Corp.                               6.375          02/01/2029           131,032
----------------------------------------------------------------------------------------------------------------------------------
     270,000  Metro, TX HFDC (Wilson N. Jones Memorial
              Hospital)                                                               5.375          01/01/2023           270,300
----------------------------------------------------------------------------------------------------------------------------------
     535,000  Metro, TX HFDC (Wilson N. Jones Memorial
              Hospital)                                                               5.600          01/01/2017           543,672
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Midlothian, TX Devel. Authority Tax Increment                           5.125          11/15/2026           239,585
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Mission, TX EDC                                                         6.600          01/01/2020            75,331
----------------------------------------------------------------------------------------------------------------------------------
      15,000  North TX Tollway Authority (Dallas North Tollway
              System)                                                                 5.000          01/01/2023            15,025
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Nueces County, TX HFC (Dolphins Landing
              Apartments)                                                             8.000          07/01/2030            66,448
----------------------------------------------------------------------------------------------------------------------------------
     245,000  Odessa, TX Junior College District                                      5.000          12/01/2019           245,228
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Pantego, TX EDC (Sales Tax)                                             5.850          02/15/2022           250,738
----------------------------------------------------------------------------------------------------------------------------------
   3,285,000  Pecos County, TX Hospital District (Iraan General
              Hospital)                                                               5.000          02/15/2036         3,211,777
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Port of Corpus Christi, TX (Union Pacific Corp.)                        5.350          11/01/2010            50,099
----------------------------------------------------------------------------------------------------------------------------------
      55,000  Port of Corpus Christi, TX IDC (Valero Energy Corp.)                    5.450          04/01/2027            55,077
----------------------------------------------------------------------------------------------------------------------------------
   1,680,000  Retama, TX Devel. Corp. (Retama Racetrack) 1                           10.000          12/15/2019         2,357,964
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Richardson, TX Hospital Authority
              (Baylor/Richardson)                                                     5.625          12/01/2028            50,800
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Ridge Parc, TX Devel. Corp. (Multifamily)                               6.100          06/20/2033           542,350
----------------------------------------------------------------------------------------------------------------------------------
   7,695,000  Sabine, TX River Authority Pollution Control (TXU
              Electric Company) 1                                                     6.150          08/01/2022         7,760,792
----------------------------------------------------------------------------------------------------------------------------------
      35,000  San Marcos, TX GO                                                       5.000          08/15/2019            35,309
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  Tarrant County, TX Cultural Education Facilities
              Finance Corp. (Buckingham Senior Living
              Community)                                                              5.750          11/15/2037         1,695,295
----------------------------------------------------------------------------------------------------------------------------------
     980,000  Tom Green County, TX HFDC (Shannon Health
              System/Shannon Medical Center)                                          6.750          05/15/2021         1,039,760
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Tomball, TX Hospital Authority (Tomball Regional
              Hospital)                                                               6.000          07/01/2029            25,493
----------------------------------------------------------------------------------------------------------------------------------


                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    445,000  TX Affordable Hsg. Corp. (Ashton Place &
              Woodstock Apartments) 8                                                 6.300%         08/01/2033    $      349,160
----------------------------------------------------------------------------------------------------------------------------------
     325,000  TX Affordable Hsg. Corp. (Worthing Oaks
              Apartments)                                                             6.600          07/20/2037           354,153
----------------------------------------------------------------------------------------------------------------------------------
     110,000  TX Dormitory Finance Authority (Temple Junior
              College Foundation)                                                     5.750          09/01/2027           112,054
----------------------------------------------------------------------------------------------------------------------------------
     485,000  TX Dormitory Finance Authority (Temple Junior
              College Foundation)                                                     6.000          09/01/2033           496,262
----------------------------------------------------------------------------------------------------------------------------------
      35,000  TX GO                                                                   5.375          08/01/2019            35,980
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  TX IAH Public Facility Corp.                                            6.000          05/01/2021           988,630
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  TX Multifamily Housing Options (Affordable Hsg.) 7                      6.213 6        01/01/2039        10,000,000
----------------------------------------------------------------------------------------------------------------------------------
 179,775,000  TX Municipal Gas Acquisition & Supply Corp. 2                           4.432 6        12/15/2026       162,696,375
----------------------------------------------------------------------------------------------------------------------------------
   4,995,000  TX Municipal Gas Acquisition & Supply Corp. 2,3                         5.265 6        12/15/2026         4,645,612
----------------------------------------------------------------------------------------------------------------------------------
     545,000  TX Panhandle HFA (Amarillo Affordable Hsg.) 8,9                         6.625          03/01/2020           365,978
----------------------------------------------------------------------------------------------------------------------------------
   3,065,000  TX Panhandle HFA (Amarillo Affordable Hsg.) 8,9                         6.750          03/01/2031         2,023,942
----------------------------------------------------------------------------------------------------------------------------------
     660,000  TX Public Finance Authority Charter School Finance
              Corp. (Ed-Burnham Wood)                                                 6.250          09/01/2036           658,614
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  TX Public Finance Authority Charter School Finance
              Corp. (Idea Academy)                                                    5.000          08/15/2030         4,786,550
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  TX Public Finance Authority Charter School Finance
              Corp. (Idea Academy)                                                    5.000          08/15/2037         6,572,160
----------------------------------------------------------------------------------------------------------------------------------
   3,180,000  TX Public Finance Authority Charter School Finance
              Corp. (Kipp)                                                            5.000          02/15/2028         3,075,060
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  TX Public Finance Authority Charter School Finance
              Corp. (Kipp) 1                                                          5.000          02/15/2036         6,600,580
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Tyler, TX HFDC (East Texas Medical Center)                              5.600          11/01/2027            45,975
----------------------------------------------------------------------------------------------------------------------------------
   4,555,000  Wichita County, TX HFDC (Wichita Falls Retirement
              Foundation)                                                             6.250          01/01/2028         4,619,635
----------------------------------------------------------------------------------------------------------------------------------
   1,930,000  Winkler County, TX GO 1                                                 5.250          02/15/2031         1,949,223
                                                                                                                   ---------------
                                                                                                                      321,679,764

U.S. POSSESSIONS--0.2%
      80,000  Puerto Rico Aqueduct & Sewer Authority                                  5.000          07/01/2019            81,814
----------------------------------------------------------------------------------------------------------------------------------
   4,105,000  Puerto Rico IMEPCF (American Airlines)                                  6.450          12/01/2025         4,125,730
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Puerto Rico Infrastructure                                              5.000          07/01/2041            65,386
                                                                                                                   ---------------
                                                                                                                        4,272,930

UTAH--0.2%
     420,000  Emery County, UT Pollution Control (Pacificorp)                         5.650          11/01/2023           420,643
----------------------------------------------------------------------------------------------------------------------------------
      15,000  Sandy City, UT Industrial Devel. (King Properties)                      6.125          08/01/2016            15,027
----------------------------------------------------------------------------------------------------------------------------------
     275,000  Utah County, UT Charter School (Lakeview
              Academy)                                                                5.625          07/15/2037           264,806
----------------------------------------------------------------------------------------------------------------------------------
     435,000  Utah County, UT Charter School (Lincoln Academy)                        5.875          06/15/2037           432,064
----------------------------------------------------------------------------------------------------------------------------------
     275,000  Utah County, UT Charter School (Renaissance
              Academy)                                                                5.625          07/15/2037           264,806
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Utah County, UT Hospital (IHC Health Services)                          5.250          08/15/2021         1,011,380
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  West Valley City, UT Sewer (East Hollywood High
              School)                                                                 5.625          06/15/2037         1,404,720
                                                                                                                   ---------------
                                                                                                                        3,813,446


                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
----------------------------------------------------------------------------------------------------------------------------------
$     30,000  VT E&HBFA (Mary Hitchcock Memorial
              Hospital/Cooley Dickenson Hospital Obligated
              Group)                                                                  5.000%         11/15/2022    $       30,296
----------------------------------------------------------------------------------------------------------------------------------
      60,000  VT E&HBFA (Southwestern Vermont Medical
              Center)                                                                 5.625          10/01/2025            60,077
----------------------------------------------------------------------------------------------------------------------------------
     600,000  VT EDA (Wake Robin Corp.)                                               5.250          05/01/2026           566,760
----------------------------------------------------------------------------------------------------------------------------------
     295,000  VT EDA (Wake Robin Corp.)                                               6.000          03/01/2022           306,535
----------------------------------------------------------------------------------------------------------------------------------
     245,000  VT EDA (Wake Robin Corp.)                                               6.300          03/01/2033           255,618
----------------------------------------------------------------------------------------------------------------------------------
     970,075  VT Educational & Health Buildings Financing Agency
              (Marlboro College)                                                      3.570          04/01/2019           871,273
----------------------------------------------------------------------------------------------------------------------------------
     225,000  VT Student Assistance Corp.                                             5.000          03/01/2026           228,402
                                                                                                                   ---------------
                                                                                                                        2,318,961
VIRGINIA--4.9%
     345,000  Alexandria, VA IDA Pollution Control (Potomac
              Electric Power Company)                                                 5.375          02/15/2024           345,438
----------------------------------------------------------------------------------------------------------------------------------
   2,300,000  Buena Vista, VA Public Recreational Facilities
              Authority (Golf Course)                                                 5.250          07/15/2025         2,317,940
----------------------------------------------------------------------------------------------------------------------------------
     825,000  Buena Vista, VA Public Recreational Facilities
              Authority (Golf Course)                                                 5.500          07/15/2035           831,881
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Danville, VA IDA Educational Facilities (Averett
              University)                                                             6.000          03/15/2016           102,876
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Farms New Kent, VA Community Devel. Authority
              Special Assessment                                                      5.450          03/01/2036         2,832,660
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Greensville County, VA IDA (Georgia-Pacific Corp.)                      5.300          08/01/2014            24,410
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Hampton Roads, VA Regional Jail Authority                               5.000          07/01/2028            25,153
----------------------------------------------------------------------------------------------------------------------------------
     515,000  Hampton, VA Redevel. and Hsg. Authority (Olde
              Hampton)                                                                6.500          07/01/2016           503,335
----------------------------------------------------------------------------------------------------------------------------------
     860,000  Louisa, VA IDA Pollution Control (Virginia Electric &
              Power Company)                                                          5.450          01/01/2024           865,401
----------------------------------------------------------------------------------------------------------------------------------
     900,000  New Port, VA CDA                                                        5.600          09/01/2036           875,718
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Norfolk, VA Water                                                       5.875          11/01/2020         4,007,320
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Norton, VA IDA (Norton Community Hospital)                              6.000          12/01/2022            68,037
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Peninsula, VA Town Center Community Devel.
              Authority Special Obligation                                            6.350          09/01/2028         5,163,700
----------------------------------------------------------------------------------------------------------------------------------
     725,000  Suffolk, VA IDA (Lake Prince Center)                                    5.150          09/01/2024           708,202
----------------------------------------------------------------------------------------------------------------------------------
     675,000  Suffolk, VA, IDA (Lake Prince Center)                                   5.300          09/01/2031           658,888
----------------------------------------------------------------------------------------------------------------------------------
   3,700,000  VA Celebrate South CDA Special Assessment 1                             6.250          03/01/2037         3,758,386
----------------------------------------------------------------------------------------------------------------------------------
   5,840,000  VA College Building Authority Educational Facilities
              (Regent University)                                                     5.000          06/01/2036         5,645,820
----------------------------------------------------------------------------------------------------------------------------------
     750,000  VA Farms New Kent Community Devel. Authority
              Special Assessment                                                      5.800          03/01/2036           717,330
----------------------------------------------------------------------------------------------------------------------------------
      25,000  VA Hsg. Devel. Authority, Series B                                      5.950          05/01/2016            25,497
----------------------------------------------------------------------------------------------------------------------------------
   3,225,000  VA Peninsula Town Center Community Devel.
              Authority Special Obligation                                            6.450          09/01/2037         3,327,652
----------------------------------------------------------------------------------------------------------------------------------
  58,000,000  VA Tobacco Settlement Authority                                         5.000          06/01/2047        49,607,400
----------------------------------------------------------------------------------------------------------------------------------
 343,870,000  VA Tobacco Settlement Authority                                         5.663 4        06/01/2047        25,271,006
----------------------------------------------------------------------------------------------------------------------------------
 162,770,000  VA Tobacco Settlement Authority                                         5.770 4        06/01/2047        11,081,382
----------------------------------------------------------------------------------------------------------------------------------
      10,000  West Point, VA IDA Solid Waste (Chesapeake Corp.)                       6.250          03/01/2019             9,864
                                                                                                                   ---------------
                                                                                                                      118,775,296


                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--3.5%
----------------------------------------------------------------------------------------------------------------------------------
$     10,000  Bothell, WA GO                                                          5.300%         12/01/2017    $       10,014
----------------------------------------------------------------------------------------------------------------------------------
   2,330,000  Bremerton, WA Hsg. Authority 1                                          5.300          06/01/2026         2,213,663
----------------------------------------------------------------------------------------------------------------------------------
   4,145,000  Bremerton, WA Hsg. Authority 1                                          5.500          06/01/2037         3,870,269
----------------------------------------------------------------------------------------------------------------------------------
     105,000  King and Snohomish Counties, WA School District
              No. 417 Northshore                                                      5.000          12/01/2010           105,113
----------------------------------------------------------------------------------------------------------------------------------
      25,000  King County, WA GO                                                      5.000          01/01/2030            25,285
----------------------------------------------------------------------------------------------------------------------------------
     100,000  King County, WA GO                                                      5.250          01/01/2034           101,190
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Kitsap County, WA Consolidated Hsg. Authority                           5.600          12/01/2028           200,726
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Port Camas, WA Public Industrial Corp. (James River
              Corp. of Virginia)                                                      6.700          04/01/2023           100,042
----------------------------------------------------------------------------------------------------------------------------------
   2,460,000  Seattle, WA Hsg. Authority (Gamelin House &
              Genesee) 1                                                              5.700          11/01/2035         2,432,522
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Seattle, WA Municipal Light & Power                                     5.125          07/01/2022            50,904
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Skagit County, WA Public Hospital District (Skagit
              Valley Hospital)                                                        5.375          12/01/2022           508,330
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Skagit County, WA Public Hospital District (Skagit
              Valley Hospital)                                                        5.500          12/01/2030           504,680
----------------------------------------------------------------------------------------------------------------------------------
     165,000  Skagit Valley, WA College                                               5.625          11/01/2017           167,041
----------------------------------------------------------------------------------------------------------------------------------
     140,000  Skagit Valley, WA College                                               5.750          11/01/2023           141,928
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Snohomish County, WA Hsg. Authority                                     6.400          04/01/2026           504,575
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Vancouver, WA Downtown Redevel. Authority
              (Conference Center)                                                     5.250          01/01/2028           500,090
----------------------------------------------------------------------------------------------------------------------------------
   3,200,000  Vancouver, WA Downtown Redevel. Authority
              (Conference Center)                                                     5.250          01/01/2034         3,148,320
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Vancouver, WA Downtown Redevel. Authority
              (Conference Center)                                                     6.000          01/01/2028            26,062
----------------------------------------------------------------------------------------------------------------------------------
   3,260,000  Vancouver, WA Downtown Redevel. Authority
              (Conference Center)                                                     6.000          01/01/2034         3,375,828
----------------------------------------------------------------------------------------------------------------------------------
     220,000  Vancouver, WA Hsg. Authority                                            5.500          03/01/2028           220,706
----------------------------------------------------------------------------------------------------------------------------------
      25,000  WA COP (Dept. of General Administration)                                5.300          10/01/2010            25,036
----------------------------------------------------------------------------------------------------------------------------------
     500,000  WA COP (Dept. of General Administration)                                5.625          10/01/2020           500,800
----------------------------------------------------------------------------------------------------------------------------------
      30,000  WA GO                                                                   5.000          01/01/2024            30,358
----------------------------------------------------------------------------------------------------------------------------------
  16,640,000  WA Health Care Facilities Authority (Group Health
              Coop)                                                                   5.000          12/01/2036        16,289,562
----------------------------------------------------------------------------------------------------------------------------------
      20,000  WA Health Care Facilities Authority (Multicare
              Health System)                                                          5.000          08/15/2022            20,342
----------------------------------------------------------------------------------------------------------------------------------
     215,000  WA Health Care Facilities Authority (Northwest
              Hospital)                                                               5.750          11/15/2023           215,318
----------------------------------------------------------------------------------------------------------------------------------
  17,020,000  WA Health Care Facilities Authority (Overlake
              Hospital Medical Center) 2                                              5.000          07/01/2025        16,754,148
----------------------------------------------------------------------------------------------------------------------------------
   7,340,000  WA Health Care Facilities Authority (Overlake
              Hospital Medical Center) 2                                              5.000          07/01/2030         7,036,968
----------------------------------------------------------------------------------------------------------------------------------
  18,500,000  WA Health Care Facilities Authority (Overlake
              Hospital Medical Center) 2                                              5.000          07/01/2038        17,356,422
----------------------------------------------------------------------------------------------------------------------------------
      10,000  WA Health Care Facilities Authority (Overlake
              Hospital Medical Center)                                                5.000          07/01/2025             9,844
----------------------------------------------------------------------------------------------------------------------------------
      15,000  WA Health Care Facilities Authority (Overlake
              Hospital Medical Center)                                                5.000          07/01/2030            14,381
----------------------------------------------------------------------------------------------------------------------------------
   5,095,000  WA Health Care Facilities Authority (Overlake
              Hospital Medical Center)                                                5.000          07/01/2038         4,780,027
----------------------------------------------------------------------------------------------------------------------------------


                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     15,000  WA Health Care Facilities Authority (Swedish Health
              System)                                                                 5.125%         11/15/2022    $       15,317
----------------------------------------------------------------------------------------------------------------------------------
     145,000  WA Health Care Facilities Authority (Yakima Valley
              Memorial Hospital Assoc.)                                               5.375          12/01/2027           146,082
----------------------------------------------------------------------------------------------------------------------------------
      10,000  WA HFC (Gonzaga University)                                             5.850          07/01/2014            10,020
----------------------------------------------------------------------------------------------------------------------------------
   1,350,000  WA HFC (Nickerson Area Properties)                                      5.300          01/01/2028         1,353,497
----------------------------------------------------------------------------------------------------------------------------------
      10,000  WA Hsg. Finance Commission (Nickerson Area
              Properties)                                                             5.250          01/01/2023            10,094
----------------------------------------------------------------------------------------------------------------------------------
      45,000  WA Hsg. Finance Commission (Presbyterian
              Ministries)                                                             5.450          01/01/2029            45,210
----------------------------------------------------------------------------------------------------------------------------------
      55,000  WA State University (Recreation Center)                                 5.000          04/01/2032            55,725
----------------------------------------------------------------------------------------------------------------------------------
     205,000  WA Tobacco Settlement Authority (TASC)                                  6.500          06/01/2026           215,180
----------------------------------------------------------------------------------------------------------------------------------
      25,000  WA Tobacco Settlement Authority (TASC)                                  6.625          06/01/2032            25,904
                                                                                                                   ---------------
                                                                                                                       83,117,523

WEST VIRGINIA--0.5%
      60,000  Buckhannon, WV Sewer System                                             5.250          10/01/2025            60,672
----------------------------------------------------------------------------------------------------------------------------------
      70,000  Huntington, WV Sewer                                                    5.375          11/01/2023            70,093
----------------------------------------------------------------------------------------------------------------------------------
   1,260,000  Morgantown, WV Tax Increment (Parking Garage)                           5.000          06/01/2033         1,160,208
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Ohio County, WV Commission Tax Increment (Fort
              Henry Centre Financing District)                                        5.850          06/01/2034           993,940
----------------------------------------------------------------------------------------------------------------------------------
   4,635,000  Ohio County, WV Commission Tax Increment (Fort
              Henry Centre)                                                           5.625          06/01/2034         4,458,731
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Pleasants County, WV Pollution Control
              (Monongahela Power Company)                                             6.150          05/01/2015            51,581
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Wheeling, WV Tax Increment (Stone Building
              Renovation)                                                             5.200          06/01/2025           464,730
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Wheeling, WV Tax Increment (Stone Building
              Renovation)                                                             5.500          06/01/2033         1,408,980
----------------------------------------------------------------------------------------------------------------------------------
   1,540,000  WV West Liberty State College, Series A                                 6.000          06/01/2023         1,605,388
----------------------------------------------------------------------------------------------------------------------------------
   1,695,000  WV West Liberty State College, Series A                                 6.125          06/01/2028         1,764,631
                                                                                                                   ---------------
                                                                                                                       12,038,954
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--0.6%
       5,000  Grant County, WI Hsg. Authority (Orchard Manor)                         5.250          07/01/2018             5,022
----------------------------------------------------------------------------------------------------------------------------------
     895,000  Janesville, WI Pollution Control (General Motors
              Corp.)                                                                  5.550          04/01/2009           891,411
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Madison, WI GO                                                          5.500          05/01/2009         2,012,860
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  Sokaogon, WI Chippewa Community (Gaming)                                7.000          01/01/2026         1,711,483
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Waupun, WI Hsg. Authority (Christian Home &
              Rehabilitation)                                                         5.000          12/01/2029           446,805
----------------------------------------------------------------------------------------------------------------------------------
      20,000  WI GO                                                                   5.350          11/01/2016            20,028
----------------------------------------------------------------------------------------------------------------------------------
     505,000  WI GO                                                                   6.000          05/01/2013           506,000
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  WI H&EFA (AHC/SLMC/HMH/AMCS Obligated
              Group)                                                                  5.875          08/15/2026         2,022,980
----------------------------------------------------------------------------------------------------------------------------------
      25,000  WI H&EFA (Children's Hospital of Wisconsin)                             5.125          02/15/2021            25,327
----------------------------------------------------------------------------------------------------------------------------------
       5,000  WI H&EFA (Froedert & Community)                                         5.375          10/01/2030             5,271
----------------------------------------------------------------------------------------------------------------------------------
     265,000  WI H&EFA (Kenosha Hospital & Medical Center)                            5.625          05/15/2029           269,274
----------------------------------------------------------------------------------------------------------------------------------
     185,000  WI H&EFA (Medical College of Wisconsin)                                 5.500          12/01/2026           188,064
----------------------------------------------------------------------------------------------------------------------------------
      45,000  WI H&EFA (Ministry Health Care)                                         5.250          02/15/2032            46,431
----------------------------------------------------------------------------------------------------------------------------------
   2,140,000  WI H&EFA (Richland Hospital)                                            5.375          06/01/2028         2,181,644
----------------------------------------------------------------------------------------------------------------------------------


                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON          MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    550,000  WI H&EFA (St. Clare Terrance)                                           5.750%         12/01/2036    $      517,864
----------------------------------------------------------------------------------------------------------------------------------
     870,000  WI H&EFA (Three Pillars Senior Living)                                  5.500          08/15/2034           880,971
----------------------------------------------------------------------------------------------------------------------------------
   1,050,000  WI H&EFA (United Health Group)                                          5.500          12/15/2020         1,073,069
----------------------------------------------------------------------------------------------------------------------------------
   1,075,000  WI H&EFA (WMA/MHCC/MVS Obligated Group)                                 5.600          08/15/2023         1,094,017
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  WI H&EFA (WMA/MHCC/MVS Obligated Group)                                 5.750          08/15/2026         1,022,590
                                                                                                                   ---------------
                                                                                                                       14,921,111

WYOMING--0.0%
     645,000  Cheyenne, WY Hsg. Authority (Foxcrest II)                               5.400          06/01/2027           647,201
                                                                                                                   ---------------
Total Municipal Bonds and Notes (Cost $3,050,792,839)                                                               2,940,747,070
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.0%
----------------------------------------------------------------------------------------------------------------------------------

     149,592  Delta Air Lines, Inc., Sr. Unsec. Nts.7 (Cost $148,096)                 8.000          12/01/2015           129,958
----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $3,050,940,935)-122.0%                                                            2,940,877,028
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(22.0)                                                                         (531,079,639)
                                                                                                                   ---------------
NET ASSETS-100.0%                                                                                                  $2,409,797,389
                                                                                                                   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

3. When-issued security or forward commitment to be delivered and settled after October 31, 2007. See accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Illiquid security. The aggregate value of illiquid securities as of October 31, 2007 was $37,013,708, which represents 1.54% of the Fund's net assets. See accompanying Notes.

8. Issue is in default. See accompanying Notes.

9. Non-income producing security.

10. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ADA          Atlanta Devel. Authority
AHC          Aurora Healthcare
AHF          American Housing Foundation
AHS          Adventist Health System
AMCS         Aurora Medical Center of Sheboygan County
AOLM         Academy of Our Lady of Mercy, Inc.
ARC          Assoc. of Retarded Citizens
BCC          Bethesda Company Care, Inc.
BCG          Bethesda Care Givers
BCH          Bethany Covenant Home
BHA          Bethesda Hospital Assoc.
BHC          Bethesda Home Care
CAH          Colonial Acres Home
CAU          Clark Atlanta University
CDA          Communities Devel. Authority
CFGH         Central Florida Group Homes
CHHC         Community Health & Home Care
COP          Certificates of Participation
CRC          Covenant Retirement Communities
DDC          Dual Devel. Corp.
DKH          Day Kimball Hospital
E&HBFA       Educational Health Buildings Financing Agency


                      43 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ECH          Ebenezer Covenant Home
EDA          Economic Devel. Authority
EDC          Economic Devel. Corp.
EDFA         Economic Devel. Finance Authority
EF&CD        Environmental Facilities and Community Devel.
EMH          Elmhurst Memorial Hospital
EMHH         Elmhurst Memorial Home Health
EMHS         Elmhurst Memorial Health System
FHA          Federal Housing Agency/Authority
FHS          Freeman Health System
FNH          Freeman Neosho Hospital
FRS          Family Rehabilitation Services (Hancock Manor)
GHC          Gaston Health Care
GHS          Gaston Health Services
GMH          Gaston Memorial Hospital
GO           General Obligation
H&EFA        Health and Educational Facilities Authority
H&EFB        Health and Educational Facilities Board
H&HEFA       Hospitals and Higher Education Facilities Authority
HDC          Housing Devel. Corp.
HE&HF        Higher Educational and Housing Facilities
HE&HFA       Higher Education and Health Facilities Authority
HFA          Housing Finance Agency
HFC          Housing Finance Corp.
HFDC         Health Facilities Devel. Corp.
HMH          Hartford Memorial Hospital
HNE          Healthnet of New England
HSC          Hospital for Special Care
IDA          Industrial Devel. Agency
IDC          Industrial Devel. Corp.
IHC          Intermountain Health Care
IMEPCF       Industrial, Medical and Environmental Pollution Control Facilities
MCAS         Medlantic Center for Ambulatory Surgery
MEDE         Medlantic Enterprises
MH           Memorial Hospital
MHCC         Masonic Health Care Center
MLTCC        Medlantic Long Term Care Corp.
MRI          Medlantic Research Institutes
MVS          Masonic Village on the Square
NAC          Nanticoke Alternative Care
NMH          Nanticoke Memorial Hospital
NRH          National Rehabilitation Hospital
NYC          New York City
OHC          Oakwood Hospital Corp.
OPSU         Oklahoma Panhandle State University
OUH          Oakwood United Hospitals
PP           Professionals PRN, Inc.
RIBS         Residual Interest Bonds
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
RSU          Rogers State University
S&EPF        Sheppard & Enoch Pratt Foundation
SAVRS        Select Auction Variable Rate Securities
SLMC         St. Luke's Medical Center
SPHS         Sheppard Pratt Health System
SPI          Sheppard Pratt Investments
SPPP         Sheppard Pratt Physicians Pennsylvania
SSNH         Sunny Slope Nursing Home


                      44 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

TASC         Tobacco Settlement Asset-Backed Bonds
TC           Travis Corp. (People Care)
VC           VinFen Corp.
VCS          VinFen Clinical Services
WMA          Wisconsin Masonic Home
WVHCS        Wyoming Valley Health Care System
YMCA         Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2007, the Fund had purchased $368,043,309 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $104,230,604 as of October 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of


                      45 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2007, municipal bond holdings with a value of $524,550,431 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $420,370,000 in short-term floating rate notes issued and outstanding at that date.

At October 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                                        VALUE AS OF
   PRINCIPAL                                                                       COUPON   MATURITY    OCTOBER 31,
      AMOUNT   INVERSE FLOATER 1                                                  RATES 2      DATES           2007
-------------------------------------------------------------------------------------------------------------------
$  2,500,000   AK HFC RITES                                                         7.777%    6/1/32   $  2,671,150

   2,000,000   AK HFC ROLs                                                          9.090    12/1/33      2,074,240

   3,285,000   Athens, GA Area Facilities Corp. COP ROLs                            9.110    6/15/37      3,045,261

   5,000,000   CA Golden State Tobacco Securitization Corp. ROLs 3                  9.090     6/1/45      5,068,000

   6,520,000   Central Plains, NE Gas Energy ROLs                                   6.800    12/1/26      3,097,000

   4,400,000   GA Main Street Natural Gas ROLs 3                                    0.000 4  9/15/26      4,932,620

   2,600,000   GA Main Street Natural Gas ROLs 3                                    0.000 4  9/15/27      2,875,990

   1,000,000   GA Main Street Natural Gas ROLs 3                                    0.000 4  9/15/28      1,102,780

  15,420,000   IA Tobacco Settlement Authority ROLs 3                               9.440     6/1/46     12,854,729

   3,500,000   IL Health Facilities Authority ROLs                                  9.490    8/15/33      3,740,940

   2,500,000   IL Metropolitan Pier & Exposition Authority RITES                    6.767   12/15/28      2,782,950

   6,000,000   Jefferson Parish, LA Finance Authority (Single Family
               Mtg.) ROLs                                                          10.120    12/1/32      7,140,720

   2,500,000   Lake County, FL School Board COP RITES                               6.910     6/1/30      2,685,950

   3,175,000   Northwestern Gwinnett County, GA Facilities Corp. COP
               ROLs                                                                 9.090    6/15/29      3,270,695

   7,260,000   Salt Verde, AZ Financial Corp. ROLs                                  0.000 4  12/1/37      7,182,463

   7,500,000   Salt Verde, AZ Financial Corp. ROLs                                  0.000 4  12/1/37      6,261,300

   2,600,000   St. Joseph County, IN Hospital Authority ROLs                        7.860    8/15/46      1,625,000

   1,815,000   TX Municipal Gas Acquisition & Supply Corp. RITES                    6.850   12/15/26      1,465,612

   5,955,000   TX Municipal Gas Acquisition & Supply Corp. ROLs 3                   0.000 4 12/15/26     18,876,375

   4,255,000   WA Health Care Facilities Authority ROLs 3                           8.960     7/1/25      3,989,148

   1,835,000   WA Health Care Facilities Authority ROLs 3                           8.960     7/1/30      1,531,968

   4,625,000   WA Health Care Facilities Authority ROLs 3                           8.960     7/1/38      3,481,422

   2,105,000   West Palm Beach, FL Community Redevel Agency ROLs                    9.100     3/1/26      2,424,118
                                                                                                       ------------
                                                                                                       $104,180,431
                                                                                                       ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 43-45 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

4. This inverse floater settles at a future date, at which time the interest rate will be determined.


                      46 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $253,805,000.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2007, securities with an aggregate market value of $2,768,180, representing 0.11% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of October 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2773% as of October 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                      47 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities    $ 3,056,809,695
                                  ================

Gross unrealized appreciation     $    36,029,258
Gross unrealized depreciation        (151,961,925)
                                  ----------------
Net unrealized depreciation       $  (115,932,667)
                                  ================


                      48 | OPPENHEIMER AMT-FREE MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free Municipals


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007